UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08194

FINANCIAL INVESTORS TRUST
(Exact name of Registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203
(Address of principal executive offices) (Zip code)

Karen Gilomen, Esq., Secretary
Financial Investors Trust
1290 Broadway, Suite 1100
Denver, Colorado 80203
(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end:  April 30

Date of reporting period: May 1, 2017 – July 31, 2017

Item 1. Schedule of Investments.

ASPEN MANAGED FUTURES STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2017 (UNAUDITED)

	Principal Amount/ Shares	Value (Note 2)
GOVERNMENT BONDS (14.02%)
U.S. TREASURY NOTES (14.02%)
0.625%, 09/30/2017	$3,000,000	$2,997,870
0.750%, 10/31/2017	5,229,000	5,224,581
0.625%, 11/30/2017	8,314,000	8,300,689
0.750%, 12/31/2017	3,075,000	3,070,188

TOTAL GOVERNMENT BONDS (Cost $19,612,682)		19,593,328

SHORT TERM INVESTMENTS (73.29%)
MONEY MARKET FUND (6.33%)
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares, 7-day yield, 0.886%	8,852,279	8,852,279

U.S. TREASURY BILLS (66.96%)
0.557%, 08/17/2017(a)	9,000,000	8,996,130
0.528%, 09/14/2017(a)	11,200,000	11,186,717
0.631%, 10/12/2017(a)	9,400,000	9,379,696
0.507%, 11/09/2017(a)	10,000,000	9,970,690
0.670%, 12/07/2017(a)	13,400,000	13,350,447
0.770%, 01/04/2018(a)	10,600,000	10,551,028
0.578%, 02/01/2018(a)	10,400,000	10,341,261
0.898%, 03/29/2018(a)	8,800,000	8,734,150
1.004%, 04/26/2018(a)	5,700,000	5,651,413
1.021%, 05/24/2018(a)	5,500,000	5,447,766
		93,609,298

TOTAL SHORT TERM INVESTMENTS (Cost $102,539,286)		102,461,577

TOTAL INVESTMENTS (87.31%) (Cost $122,151,968)		$122,054,905

Other Assets In Excess Of Liabilities (12.69%)		17,744,965	(b)

NET ASSETS (100.00%)		$139,799,870

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for futures contracts.

FUTURES CONTRACTS
At July 31, 2017, the Fund had the following outstanding futures contracts:

Description	Position	Contracts	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation
Commodity Contracts
Copper Future(a)	Long	71	09/27/2017	$5,132,413	$360,720
Gold 100 Oz Future(a)	Long	13	12/27/2017	1,655,420	22,988
Soybean Future(a)	Long	36	09/14/2017	1,799,100	10,179
Equity Contracts
S&P®500 E-Mini Future	Long	114	09/15/2017	14,067,600	121,268
Foreign Currency Contracts
Australian Dollar Currency Future	Long	358	09/18/2017	28,618,520	1,459,729
Canadian Dollar Currency Future	Long	242	09/19/2017	19,447,120	606,491
Euro FX Currency Future	Long	70	09/18/2017	10,377,938	227,824
New Zealand Dollar Currency Future	Long	123	09/18/2017	9,228,690	355,001
Swiss Franc Currency Future	Short	69	09/18/2017	(8,947,575)	12,319
Interest Rate Contracts
Canadian 10 Year Bond Future	Short	162	09/20/2017	(17,839,166)	409,387
Euro-Bund Future	Short	93	09/07/2017	(17,829,643)	160,946
				$45,710,417	$3,746,852

Description	Position	Contracts	Expiration Date	Underlying Face Amount at Value	Unrealized Depreciation
Commodity Contracts
Corn Future(a)	Long	187	09/14/2017	$3,466,512	$(98,318)
NY Harbor ULSD Future(a)	Short	25	08/31/2017	(1,750,770)	(71,376)
Silver Future(a)	Short	42	09/27/2017	(3,525,060)	(129,542)
Sugar No. 11 (World) Future(a)	Short	219	09/29/2017	(3,657,125)	(374,240)
WTI Crude Future(a)	Short	36	08/22/2017	(1,806,120)	(156,297)
Equity Contracts
Euro Stoxx 50 Index Future	Long	116	09/15/2017	4,733,453	(120,112)
FTSE 100 Index Future	Long	48	09/15/2017	4,629,512	(48,432)
Nikkei 225 Index Future	Long	92	09/07/2017	9,172,400	(115,017)
Foreign Currency Contracts
Japanese Yen Currency Future	Short	113	09/18/2017	(12,841,038)	(117,285)
Interest Rate Contracts
Long Gilt Future	Short	110	09/27/2017	(18,289,793)	(7,746)
U.S. 10 Year Treasury Note Future	Short	49	09/20/2017	(6,168,640)	(29,870)
				$(26,036,669)	$(1,268,235)

Common Abbreviations:

FTSE - Financial Times and the London Stock Exchange

S&P - Standard and Poor's

ULSD - Ultra Low Sulfur Diesel

(a)	Owned by an entity that is owned by the Fund and is consolidated as described in Note 1 of the Notes to the Consolidated Financial Statements.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Consolidated Schedules of Investments.

ASPEN PORTFOLIO STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2017 (UNAUDITED)

	Shares	Value (Note 2)
EXCHANGE TRADED FUNDS (76.23%)
SPDR® S&P 500® ETF Trust	141,781	$34,987,371

TOTAL EXCHANGE TRADED FUNDS (Cost $33,131,361)		34,987,371

SHORT TERM INVESTMENTS (12.72%)
MONEY MARKET FUND (12.72%)
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares, 7-day yield, 0.886%	5,836,618	5,836,618

TOTAL SHORT TERM INVESTMENTS (Cost $5,836,618)		5,836,618

TOTAL INVESTMENTS (88.95%) (Cost $38,967,979)		$40,823,989

Other Assets In Excess Of Liabilities (11.05%)		5,070,832	(a)

NET ASSETS (100.00%)		$45,894,821

(a)	Includes cash which is being held as collateral for futures contracts.

FUTURES CONTRACTS

At July 31, 2017, the Fund had the following outstanding futures contracts:

Description	Position	Contracts	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation
Commodity Contracts
Copper Future(a)	Long	30	09/27/2017	$2,168,625	$164,365
Gold 100 Oz Future(a)	Long	6	12/27/2017	764,040	11,201
Soybean Future(a)	Long	15	09/14/2017	749,625	8,194
Equity Contracts
S&P®500 E-Mini Future	Long	137	09/15/2017	16,905,800	183,492
Foreign Currency Contracts
Australian Dollar Currency Future	Long	104	09/18/2017	8,313,760	415,209
Canadian Dollar Currency Future	Long	103	09/19/2017	8,277,080	335,845
Euro FX Currency Future	Long	56	09/18/2017	8,302,350	336,017
Interest Rate Contracts
Canadian 10 Year Bond Future	Short	69	09/20/2017	(7,598,163)	217,483
Euro-Bund Future	Short	40	09/07/2017	(7,668,664)	80,856
				$30,214,453	$1,752,662

Description	Position	Contracts	Expiration Date	Underlying Face Amount at Value	Unrealized Depreciation
Commodity Contracts
Corn Future(a)	Long	78	09/14/2017	$1,445,925	$(31,939)
NY Harbor ULSD Future(a)	Short	11	08/31/2017	(770,339)	(41,339)
Silver Future(a)	Short	17	09/27/2017	(1,426,810)	(43,015)
Sugar No. 11 (World) Future(a)	Short	93	09/29/2017	(1,553,025)	(177,093)
WTI Crude Future(a)	Short	15	08/22/2017	(752,550)	(69,799)
Equity Contracts
Euro Stoxx 50 Index Future	Long	50	09/15/2017	2,040,281	(54,791)
FTSE 100 Index Future	Long	21	09/15/2017	2,025,412	(22,803)
Nikkei 225 Index Future	Long	40	09/07/2017	3,988,000	(34,502)
Foreign Currency Contracts
Japanese Yen Currency Future	Short	49	09/18/2017	(5,568,238)	(72,665)
Interest Rate Contracts
Long Gilt Future	Short	46	09/27/2017	(7,648,459)	(3,605)
U.S. 10 Year Treasury Note Future	Short	20	09/20/2017	(2,517,812)	(12,299)
				$(10,737,615)	$(563,850)

Common Abbreviations:

FTSE - Financial Times and the London Stock Exchange

S&P - Standard and Poor's

ULSD - Ultra Low Sulfur Diesel

(a)	Owned by an entity that is owned by the Fund and is consolidated as described in Note 1 of the Notes to the Consolidated Financial Statements.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Consolidated Schedules of Investments.

Notes to Quarterly Consolidated
Schedules of Investments

July 31, 2017 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of July 31, 2017, the Trust consists of multiple separate portfolios or series. This quarterly report describes the Aspen Managed Futures Strategy Fund and the Aspen Portfolio Strategy Fund (individually a “Fund” and collectively, the “Funds”). The Aspen Managed Futures Strategy Fund seeks investment results that replicate as closely as possible, before fees and expenses, the price and yield performance of the Aspen Managed Futures Beta Index (the “MFBI” or “Index”). The Aspen Portfolio Strategy Fund seeks long- term capital appreciation. The Funds offer Class A and Class I shares. The Aspen Portfolio Strategy Fund commenced operations on December 29, 2016.

Basis of Consolidation

Aspen Futures Fund, Ltd.(the “Aspen Fund Subsidiary”), a Cayman Islands exempted company, is a wholly owned subsidiary of the Aspen Managed Futures Strategy Fund and Aspen Portfolio Strategy Fund, Ltd. (the “Aspen Portfolio Subsidiary”), a Cayman Islands exempted company, is a wholly owned subsidiary of the Aspen Portfolio Strategy Fund. The investment objective of both the Aspen Fund Subsidiary and the Aspen Portfolio Subsidiary (collectively the “Subsidiaries”) is designed to enhance the ability of the Funds to obtain exposure to equities, financial, currency and commodities markets consistent with the limits of the U.S. federal tax law requirements applicable to registered investment companies. The Subsidiaries are subject to substantially the same investment policies and investment restrictions as the Funds. The Subsidiaries act as an investment vehicle for the Funds in order to effect certain commodity-related investments on behalf of the Funds. Investments in the Subsidiaries are expected to provide the Funds with exposure to the commodity markets within the limitations of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and recent IRS revenue rulings, as discussed below under “Federal Income Taxes”. The Funds are the sole shareholder of the Subsidiaries pursuant to a subscription agreement dated as of August 2, 2011 for the Aspen Fund Subsidiary and December 16, 2016 for the Aspen Portfolio Subsidiary and it is intended that each Fund will remain the sole shareholder and will continue to control the Subsidiaries. Under the Articles of Association of the Subsidiaries, shares issued by the Subsidiaries confers upon a shareholder the right to wholly own and vote at general meetings of the Subsidiaries and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiaries. Each Fund may invest up to 25% of their total assets in shares of the Subsidiaries. All investments held by the Subsidiaries are disclosed in the accounts of each Fund. As a wholly owned subsidiary of the Funds, all assets and liabilities, income and expenses of the Subsidiaries are consolidated in the Consolidated Schedules of Investments and financial highlights of the Funds. All investments held by the Subsidiaries are disclosed in the accounts of the Funds. As of July 31, 2017, net assets of the Aspen Managed Futures Strategy Fund were $139,799,870, of which net assets of $15,561,541 or 11.13%, represented the Fund’s ownership of all issued shares and voting rights of the Aspen Fund Subsidiary. As of July 31, 2017, net assets of the Aspen Portfolio Strategy Fund were $45,894,821, of which $1,277,890 or 2.78%, represented the Fund’s ownership of all issued shares and voting rights of the Aspen Portfolio Subsidiary.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying Consolidated Schedules of Investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the Consolidated Schedules of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported Consolidated Schedules of Investments Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP. The following is a summary of significant accounting policies consistently followed by the Funds and Subsidiaries in preparation of the Consolidated Schedules of Investments.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers–dealers that make a market in the security.

Notes to Quarterly Consolidated
Schedules of Investments

July 31, 2017 (Unaudited)

Futures contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over-the- counter market, and that are freely transferable, are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity.

Forward currency exchange contracts have a fair value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service.

Investment securities that are primarily traded on foreign securities exchanges are valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board.

When such prices or quotations are not available, or when Aspen Partners, Ltd. (the “Adviser”) believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in their entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

Notes to Quarterly Consolidated
Schedules of Investments

July 31, 2017 (Unaudited)

The following is a summary of each input used to value the Funds as of July 31, 2017:

Aspen Managed Futures Strategy Fund

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Government Bonds	$—	$19,593,328	$—	$19,593,328
Short Term Investments
Money Market Fund	8,852,279	—	—	8,852,279
U.S. Treasury Bills	—	93,609,298	—	93,609,298
TOTAL	$8,852,279	$113,202,626	$—	$122,054,905
Other Financial Instruments
Assets:
Futures Contracts
Commodity Contracts	$393,887	$—	$—	$393,887
Equity Contracts	121,268	—	—	121,268
Foreign Currency Contracts	2,661,364	—	—	2,661,364
Interest Rate Contracts	570,333	—	—	570,333
Liabilities:
Futures Contracts
Commodity Contracts	(829,773)	—	—	(829,773)
Equity Contracts	(283,561)	—	—	(283,561)
Foreign Currency Contracts	(117,285)	—	—	(117,285)
Interest Rate Contracts	(37,616)	—	—	(37,616)
TOTAL	$2,478,617	$—	$—	$2,478,617

Aspen Portfolio Strategy Fund

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange Traded Funds	$34,987,371	$—	$—	$34,987,371
Short Term Investments	5,836,618	—	—	5,836,618
TOTAL	$40,823,989	$—	$—	$40,823,989
Other Financial Instruments
Assets:
Futures Contracts
Commodity Contracts	$183,760	$—	$—	$183,760
Equity Contracts	183,492	—	—	183,492
Foreign Currency Contracts	1,087,071	—	—	1,087,071
Interest Rate Contracts	298,339	—	—	298,339
Liabilities:
Futures Contracts
Commodity Contracts	(363,185)	—	—	(363,185)
Equity Contracts	(112,096)	—	—	(112,096)
Foreign Currency Contracts	(72,665)	—	—	(72,665)
Interest Rate Contracts	(15,904)	—	—	(15,904)
TOTAL	$1,188,812	$—	$—	$1,188,812

The Funds recognize transfers between levels as of the end of the period. For the period ended July 31, 2017, the Funds did not have any transfers between Level 1 and Level 2 securities. For the period ended July 31, 2017, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Funds use for federal income tax purposes. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to their average daily net assets.

Notes to Quarterly Consolidated
Schedules of Investments

July 31, 2017 (Unaudited)

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern Time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Currency Spot Contracts: The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

3. DERIVATIVE INSTRUMENTS

The Funds use derivatives (including futures) to pursue their investment objective. The Funds’ use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks may include (i) the risk that the counterparty to a derivative transaction may not fulfill their contractual obligations, (ii) risk of mispricing or improper valuation, and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. These risks could cause the Funds to lose more than the principal amount invested. In addition, investments in derivatives involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the Funds.

The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions. Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

In addition, use of derivatives may increase or decrease exposure to the following risk factors:

•	Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

•

Interest Rate Risk: When the Funds invest in fixed-income securities or derivatives, the value of an investment in the Funds will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed-income securities or derivatives owned by the Funds. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay their obligation early, reducing the amount of interest payments).

•

Foreign Currency Risk: Currency trading involves significant risks, including market risk, interest rate risk, country risk, counterparty credit risk and short sale risk. Market risk results from the price movement of foreign currency values in response to shifting market supply and demand. Interest rate risk arises whenever a country changes its stated interest rate target associated with its currency. Country risk arises because virtually every country may interfere with international transactions in its currency. Counterparty credit risk arises when the counterparty will not fulfill its obligations to the Funds. Short sale risk arises from the sale of a security that is not owned, or any sale that is completed by the delivery of a security borrowed.

Notes to Quarterly Consolidated
Schedules of Investments

July 31, 2017 (Unaudited)

•

Commodity Risk: Exposure to the commodities markets may subject the Funds to greater volatility than investments in traditional securities. Commodity prices are influenced by unfavorable weather, animal and plant disease, geologic and environmental factors, as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

Futures: The Funds and the Subsidiaries may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date. When the Funds or the Subsidiaries enter into a futures contract, it is required to deposit with (or for the benefit of) their broker an amount of cash or short-term high-quality securities as “initial margin”. The margin requirements are set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to the Funds upon termination of the contract, assuming all contractual obligations have been satisfied. As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin”, are made or received by the Funds or the Subsidiaries each day, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by the Funds. Variation margin does not represent a borrowing or loan by the Funds but is instead a settlement between the Funds and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. When the Funds or the Subsidiaries enter into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Funds’ or the Subsidiaries’ ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities, commodities or interest rates. Futures contracts are exchange-traded. Exchange-traded futures are standardized contracts and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risk to the Funds and the Subsidiaries are reduced. With exchange traded futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as a counterparty to all exchange traded futures, guarantees the futures against default.

Unrealized Appreciation and Depreciation on Investments: As of July 31, 2017, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation for federal tax purposes was as follows:

	Cost of Investments	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Appreciation on Investments
Aspen Managed Futures Strategy Fund	$122,151,968	$333	$(97,396)	$(97,063)

Aspen Portfolio Strategy Fund	38,968,088	1,855,901	-	1,855,901

THE DISCIPLINED GROWTH INVESTORS FUND
PORTFOLIO OF INVESTMENTS
July 31, 2017 (UNAUDITED)

	Shares	Value (Note 2)
CLOSED END FUNDS (2.21%)
Altaba, Inc.(a)	64,250	$3,752,200

TOTAL CLOSED END FUNDS (Cost $1,639,022)		3,752,200

COMMON STOCKS (70.47%)
CONSUMER DISCRETIONARY (16.80%)
Apparel & Textile Products (0.55%)
Ralph Lauren Corp.	12,293	929,965

Automotive (1.99%)
Gentex Corp.	132,000	2,246,640
Gentherm, Inc.(a)	34,125	1,141,481
		3,388,121

Gaming, Lodging & Restaurants (2.84%)
Cheesecake Factory, Inc.	20,187	960,498
Royal Caribbean Cruises, Ltd.	34,187	3,865,524
		4,826,022

Leisure (0.35%)
TripAdvisor, Inc.(a)	15,012	585,768

Passenger Transportation (1.40%)
JetBlue Airways Corp.(a)	108,775	2,385,436

Retail ‐ Discretionary (9.67%)
Cabela's, Inc.(a)	30,337	1,728,602
Ethan Allen Interiors, Inc.	62,581	2,005,721
L Brands, Inc.	61,972	2,874,881
Nordstrom, Inc.	28,425	1,380,602
Select Comfort Corp.(a)	76,298	2,579,635
TJX Cos., Inc.	75,950	5,340,045
Urban Outfitters, Inc.(a)	27,650	541,664
		16,451,150

TOTAL CONSUMER DISCRETIONARY		28,566,462

ENERGY (2.88%)
Oil, Gas & Coal (2.88%)
Core Laboratories NV	10,162	1,021,586
Southwestern Energy Co.(a)	219,437	1,250,791
Ultra Petroleum Corp.(a)(b)(c)	19,213	177,931
Ultra Petroleum Corp.(a)	238,609	2,455,287
		4,905,595

TOTAL ENERGY		4,905,595

FINANCIALS (0.51%)
Banking (0.51%)
TCF Financial Corp.	55,162	869,353

TOTAL FINANCIALS		869,353

	Shares	Value (Note 2)
HEALTH CARE (11.48%)
Medical Equipment & Devices (11.48%)
Align Technology, Inc.(a)	24,175	$4,042,785
Edwards Lifesciences Corp.(a)	67,775	7,806,325
Intuitive Surgical, Inc.(a)	4,487	4,209,973
Myriad Genetics, Inc.(a)	36,737	891,607
Varex Imaging Corp.(a)	9,405	290,144
Varian Medical Systems, Inc.(a)	23,500	2,282,320
		19,523,154

TOTAL HEALTH CARE		19,523,154

INDUSTRIALS (7.60%)
Electrical Equipment (0.81%)
Cognex Corp.	14,575	1,385,500

Machinery (4.24%)
Graco, Inc.	13,162	1,527,318
Middleby Corp.(a)	43,516	5,686,671
		7,213,989

Manufactured Goods (1.12%)
Proto Labs, Inc.(a)	25,675	1,897,383

Transportation & Logistics (1.43%)
Landstar System, Inc.	29,300	2,436,295

TOTAL INDUSTRIALS		12,933,167

TECHNOLOGY (31.20%)
Design, Manufacturing & Distribution (2.50%)
Plexus Corp.(a)	79,387	4,255,937

Hardware (9.58%)
Dolby Laboratories, Inc., Class A	22,350	1,156,612
Garmin, Ltd.	45,450	2,281,136
Gigamon, Inc.(a)	35,350	1,405,162
Plantronics, Inc.	62,637	2,829,940
Seagate Technology PLC	68,010	2,241,610
Super Micro Computer, Inc.(a)	55,425	1,488,161
Ubiquiti Networks, Inc.(a)	52,037	2,836,016
ViaSat, Inc.(a)	31,106	2,055,796
		16,294,433

Semiconductors (3.18%)
Microchip Technology, Inc.	27,075	2,167,083
Power Integrations, Inc.	33,450	2,363,242
Synaptics, Inc.(a)	16,662	876,588
		5,406,913

Software (12.66%)
Akamai Technologies, Inc.(a)	49,462	2,331,639
Autodesk, Inc.(a)	52,187	5,781,798
Intuit, Inc.	48,137	6,604,878
Open Text Corp.	147,199	4,931,166
RealPage, Inc.(a)	48,437	1,876,934
		21,526,415

	Shares	Value (Note 2)
TECHNOLOGY (continued)
Technology Services (3.28%)
FactSet Research Systems, Inc.	18,783	$3,140,893
IHS Markit, Ltd.(a)	23,715	1,106,305
Medidata Solutions, Inc.(a)	4,037	310,082
Paychex, Inc.	17,637	1,020,300
		5,577,580

TOTAL TECHNOLOGY		53,061,278

TOTAL COMMON STOCKS (Cost $82,621,490)		119,859,009

	Principal Amount	Value (Note 2)
CORPORATE BONDS (18.95%)
COMMUNICATIONS (1.67%)
Cable & Satellite (0.71%)
Comcast Cable Communications Holdings, Inc.
9.455% 11/15/2022	$323,000	434,235
Comcast Corp.
5.150% 03/01/2020	715,000	776,256
		1,210,491
Publishing & Broadcasting (0.31%)
21st Century Fox America, Inc.
6.900% 03/01/2019	485,000	522,443

Wireless Telecommunications Services (0.65%)
AT&T, Inc.
4.450% 04/01/2024	526,000	560,159
AT&T, Inc.
5.500% 02/01/2018	7,000	7,136
Verizon Communications, Inc.
5.150% 09/15/2023	480,000	535,101
		1,102,396

TOTAL COMMUNICATIONS		2,835,330

CONSUMER DISCRETIONARY (1.24%)
Airlines (0.32%)
Southwest Airlines Co.
3.000% 11/15/2026	554,000	545,695

Automobiles Manufacturing (0.32%)
Ford Motor Co.
4.346% 12/08/2026	528,000	546,871

Restaurants (0.34%)
McDonald's Corp.
6.300% 03/01/2038	431,000	564,398

Retail ‐ Consumer Discretionary (0.26%)
Advance Auto Parts, Inc.
5.750% 05/01/2020	410,000	444,980

TOTAL CONSUMER DISCRETIONARY		2,101,944

CONSUMER STAPLES (0.88%)
Food & Beverage (0.31%)
Anheuser‐Busch InBev Finance, Inc.
3.650% 02/01/2026	517,000	535,624

	Principal Amount	Value (Note 2)
Mass Merchants (0.26%)
Wal‐Mart Stores, Inc.
6.200% 04/15/2038	$324,000	$444,755

Supermarkets & Pharmacies (0.31%)
CVS Health Corp.
5.000% 12/01/2024	470,000	522,634

TOTAL CONSUMER STAPLES		1,503,013

ENERGY (2.45%)
Exploration & Production (0.32%)
Conoco Funding Co.
7.250% 10/15/2031	406,000	542,793

Pipeline (2.13%)
Boardwalk Pipelines LP
5.950% 06/01/2026	461,000	521,238
Enbridge Energy Partners LP
4.200% 09/15/2021	455,000	477,803
Enterprise Products Operating LLC
3.350% 03/15/2023	522,000	537,572
MarkWest Energy Partners LP / MarkWest Energy Finance Corp.
4.500% 07/15/2023	474,000	475,777
ONEOK Partners LP
3.375% 10/01/2022	528,000	536,518
TransCanada PipeLines, Ltd.
7.250% 08/15/2038	389,000	543,571
Williams Partners LP
3.900% 01/15/2025	519,000	527,236
		3,619,715

TOTAL ENERGY		4,162,508

FINANCIALS (3.31%)
Banks (0.32%)
US Bancorp
2.950% 07/15/2022	524,000	536,031

Consumer Finance (0.57%)
American Express Co.
3.625% 12/05/2024	503,000	520,385
Total System Services, Inc.
2.375% 06/01/2018	454,000	455,592
		975,977
Diversified Banks (0.95%)
Bank of America Corp.
3.875% 08/01/2025	518,000	540,496
JPMorgan Chase & Co.
3.375% 05/01/2023	523,000	534,223
Royal Bank of Scotland Group PLC, Series 1
9.118% Perpetual Maturity (d)	3,000	3,054
Wells Fargo & Co., Series M
3.450% 02/13/2023	523,000	538,994
		1,616,767
Financial Services (0.57%)
National Rural Utilities Cooperative Finance Corp.
10.375% 11/01/2018	388,000	429,667
Northern Trust Corp.
3.950% 10/30/2025	507,000	539,583
		969,250

	Principal Amount	Value (Note 2)
Life Insurance (0.25%)
MetLife, Inc., Series A
6.817% 08/15/2018	$406,000	$427,795

Property & Casualty Insurance (0.32%)
American International Group, Inc.
3.750% 07/10/2025	528,000	546,965

Real Estate (0.33%)
Welltower, Inc.
4.250% 04/01/2026	520,000	554,319

TOTAL FINANCIALS		5,627,104

HEALTH CARE (0.95%)
Managed Care (0.31%)
UnitedHealth Group, Inc.
3.750% 07/15/2025	488,000	519,367

Pharmaceuticals (0.64%)
AbbVie, Inc.
2.500% 05/14/2020	529,000	537,628
Johnson & Johnson
5.850% 07/15/2038	411,000	550,310
		1,087,938

TOTAL HEALTH CARE		1,607,305

INDUSTRIALS (2.41%)
Aerospace & Defense (0.31%)
Rockwell Collins, Inc.
3.700% 12/15/2023	512,000	536,788

Electrical Equipment Manufacturing (0.89%)
Emerson Electric Co.
5.000% 04/15/2019	492,000	517,624
General Electric Co.
5.875% 01/14/2038	416,000	537,833
Tyco Electronics Group SA
3.500% 02/03/2022	433,000	453,094
		1,508,551
Industrial Other (0.27%)
Fluor Corp.
3.375% 09/15/2021	439,000	456,775

Railroad (0.31%)
Burlington Northern Santa Fe LLC
3.000% 03/15/2023	517,000	532,699

Transportation & Logistics (0.33%)
United Parcel Service, Inc.
6.200% 01/15/2038	410,000	554,460

Waste & Environmental Services & Equipment (0.30%)
Republic Services, Inc.
5.500% 09/15/2019	474,000	509,235

TOTAL INDUSTRIALS		4,098,508

	Principal Amount	Value (Note 2)
MATERIALS (0.25%)
Metals & Mining (0.25%)
Nucor Corp.
5.750% 12/01/2017	$428,000	$433,552

TOTAL MATERIALS		433,552

TECHNOLOGY (0.30%)
Hardware (0.30%)
Corning, Inc.
6.625% 05/15/2019	478,000	516,350

TOTAL TECHNOLOGY		516,350

UTILITIES (5.49%)
Utilities (5.49%)
Ameren Illinois Co.
9.750% 11/15/2018	390,000	428,374
Arizona Public Service Co.
8.750% 03/01/2019	391,000	432,132
CenterPoint Energy Resources Corp.
4.500% 01/15/2021	325,000	343,703
CMS Energy Corp.
5.050% 03/15/2022	389,000	427,959
Commonwealth Edison Co.
4.000% 08/01/2020	377,000	397,253
Consolidated Edison Co. of New York, Inc.
7.125% 12/01/2018	484,000	518,058
Duke Energy Corp.
3.750% 04/15/2024	525,000	554,401
Edison International
3.750% 09/15/2017	437,000	438,206
Interstate Power & Light Co.
3.650% 09/01/2020	392,000	409,038
ITC Holdings Corp.
4.050% 07/01/2023	510,000	538,768
Jersey Central Power & Light Co.
7.350% 02/01/2019	493,000	529,871
Nevada Power Co.
7.125% 03/15/2019	333,000	361,161
Oncor Electric Delivery Co. LLC
7.000% 09/01/2022	438,000	529,987
PacifiCorp
5.650% 07/15/2018	17,000	17,641
PPL Capital Funding, Inc.
3.500% 12/01/2022	569,000	590,553
PSEG Power LLC
5.125% 04/15/2020	407,000	435,760
Puget Energy, Inc.
5.625% 07/15/2022	387,000	434,966
Sempra Energy
2.875% 10/01/2022	515,000	519,999
Southern Power Co., Series 15B
2.375% 06/01/2020	531,000	535,475
TECO Finance, Inc.
6.572% 11/01/2017	361,000	365,298

	Principal Amount	Value (Note 2)
Utilities (continued)
Wisconsin Electric Power Co.
3.100% 06/01/2025	$528,000	$535,246

TOTAL UTILITIES		9,343,849

TOTAL CORPORATE BONDS (Cost $31,774,079)		32,229,463

FOREIGN GOVERNMENT BONDS (0.48%)
Province of Quebec Canada, Series NN
7.125% 02/09/2024	336,000	419,818

Corp Andina de Fomento
8.125% 06/04/2019	359,000	398,853

TOTAL FOREIGN GOVERNMENT BONDS (Cost $809,065)		818,671

GOVERNMENT & AGENCY OBLIGATIONS (0.44%)
U.S. Treasury Bond
1.500% 08/15/2026	689,000	646,422
U.S. Treasury Bond
6.500% 11/15/2026	71,000	96,341

TOTAL GOVERNMENT & AGENCY OBLIGATIONS (Cost $735,223)		742,763

	Yield		Shares	Value (Note 2)
SHORT TERM INVESTMENTS (6.77%)
MONEY MARKET FUND (1.98%)
Fidelity Institutional Money Market Government Portfolio ‐ Class I	0.87	%(e)	3,363,254	3,363,254

U.S. TREASURY BILLS (4.79%)
United States Treasury Bill, 09/14/2017	0.90	%(f)	2,184,000	2,181,410
United States Treasury Bill, 12/07/2017	0.31	%(f)	6,000,000	5,977,812
				8,159,222

TOTAL SHORT TERM INVESTMENTS (Cost $11,528,240)				11,522,476

TOTAL INVESTMENTS (99.32%) (Cost $129,107,119)				$168,924,582

Other Assets In Excess Of Liabilities (0.68%)				1,164,432

NET ASSETS (100.00%)				$170,089,014

(a)	Non-Income Producing Security.
(b)	Restricted security; these securities may only be resold in transactions exempt from registration under the Securities Act of 1933.
(c)	Illiquid security.
(d)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(e)	Represents the 7-day yield.
(f)	Rate shown represents the bond equivalent yield to maturity at date of purchase.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

The Disciplined Growth Investors Fund	Quarterly Notes to Portfolio of Invesments

July 31, 2017 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series.  This quarterly report describes The Disciplined Growth Investors Fund (the “Fund”). The Fund seeks long-term capital growth and as a secondary objective, modest income with reasonable risk.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying Portfolio of Investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).  The preparation of the Portfolio of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported as of the date of the Portfolio of Investments.  Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under U.S. GAAP. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its Portfolio of Investments.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the price supplied by an independent third‐party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker–dealers that make a market in the security. Fixed‐income obligations, excluding municipal securities, having a remaining maturity of greater than 60 days, are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service. Corporate Bonds, U.S. Government & Agency, and U.S. Treasury Bonds & Notes are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage‐related and asset‐backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.  Publicly traded foreign government debt securities are typically traded internationally in the over‐the‐counter market and are valued at the mean between the bid and asked prices as of the close of business of that market.

The Disciplined Growth Investors Fund	Quarterly Notes to Portfolio of Invesments

July 31, 2017 (Unaudited)

When such prices or quotations are not available, or when Disciplined Growth Investors, Inc. (the “Adviser”) believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –
Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each input used to value the Fund as of July 31, 2017:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks(a)
Consumer Discretionary	$28,566,462	$–	$–	$28,566,462
Energy	4,727,664	–	177,931	4,905,595
Financials	869,353	–	–	869,353
Health Care	19,523,154	–	–	19,523,154
Industrials	12,933,167	–	–	12,933,167
Technology	53,061,278	–	–	53,061,278

The Disciplined Growth Investors Fund	Quarterly Notes to Portfolio of Invesments

July 31, 2017 (Unaudited)

Closed End Funds	$3,752,200	$–	$–	$3,752,200
Corporate Bonds	–	32,229,463	–	32,229,463
Foreign Government Bonds	–	818,671	–	818,671
Government & Agency Obligations	–	742,763	–	742,763
Short Term Investments
Money Market Fund	3,363,254	–	–	3,363,254
U.S. Treasury Bills	–	8,159,222	–	8,159,222
TOTAL	$126,796,532	$41,950,119	$177,931	$168,924,582

(a)	For detailed descriptions of the underlying industries, see the accompanying Portfolio of Investments.

The Fund recognizes transfers between levels as of the end of the period. For the three months ended July 31, 2017, the Fund did not have any transfers between Level 1 and Level 2 securities.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

The Disciplined Growth Investors Fund	Common Stock	Total
Balance as of April 30, 2017	$193,667	$193,667
Accrued Discount/Premium	‐	‐
Return of Capital	‐	‐
Realized Gain/(Loss)	‐	‐
Change in Unrealized Appreciation/(Depreciation)	(15,736)	(15,736)
Purchases	‐	‐
Sale Proceeds	‐	‐
Transfer into Level 3	‐	‐
Transfer out of Level 3	‐	‐
Balance as of July 31, 2017	$177,931	$177,931
Net change in unrealized appreciation/(depreciation) attributable to Level 3 investments held at July 31, 2017	$(15,736)	$(15,736)

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Fund.

Unrealized Appreciation and Depreciation on Investments: As of July 31, 2017, the aggregate cost of investments, gross unrealized appreciation/ (depreciation) and net unrealized appreciation for federal tax purposes was as follows:

The Disciplined Growth Investors Fund
Gross appreciation
(excess of value over tax cost)	$44,978,073
Gross depreciation
(excess of tax cost over value)	(5,160,670)
Net unrealized appreciation	$39,817,403
Cost of investments for income tax purposes	$129,107,179

Schedule of Investments
Emerald Growth Fund
July 31, 2017 (Unaudited)

Shares		Value (Note 2)
COMMON STOCKS: 98.43%
Consumer Discretionary: 14.73%
82,312	Burlington Stores, Inc.(a)	$7,163,613
1,299,906	Chegg, Inc.(a)	18,003,698
24,650	Churchill Downs, Inc.	4,610,783
170,299	Chuy’s Holdings, Inc.(a)	4,010,541
58,972	Dave & Buster’s Entertainment, Inc.(a)	3,662,751
246,622	Five Below, Inc.(a)	11,914,309
167,352	HealthStream, Inc.(a)	3,952,854
58,044	Jack in the Box, Inc.	5,384,161
250,800	Leaf Group, Ltd.(a)	1,893,540
228,100	Lindblad Expeditions Holdings, Inc.(a)	2,283,281
274,130	Marcus Corp.	7,456,336
101,702	Matthews International Corp., Class A	6,666,566
56,926	Meritage Homes Corp.(a)	2,319,735
220,609	Nexstar Media Group, Inc., Class A	14,427,829
311,292	Nutrisystem, Inc.	17,354,529
286,182	Ollie’s Bargain Outlet Holdings, Inc.(a)	12,792,335
141,833	Penn National Gaming, Inc.(a)	2,859,353
328,673	Planet Fitness, Inc., Class A	7,447,730
81,851	Red Robin Gourmet Burgers, Inc.(a)	4,894,690
642,736	Sequential Brands Group, Inc.(a)	2,063,183
192,044	Steven Madden, Ltd.(a)	7,873,804
500,780	Tile Shop Holdings, Inc.	7,311,388
362,375	Tilly’s, Inc., Class A	3,616,503
		159,963,512

Consumer Staples: 1.60%
242,299	Freshpet, Inc.(a)	4,131,198
719,183	Hostess Brands, Inc.(a)	10,989,116
22,320	National Beverage Corp.	2,279,319
		17,399,633

Energy: 2.07%
650,503	Callon Petroleum Co.(a)	7,363,694
268,600	Enphase Energy, Inc.(a)	251,221
403,496	Keane Group, Inc.(a)	6,185,594
99,650	PDC Energy, Inc.(a)	4,699,494
300,000	Solaris Oilfield Infrastructure, Inc., Class A(a)	3,915,000
		22,415,003

Financial Services: 14.09%
267,721	Bank of the Ozarks, Inc.	11,552,161
596,416	BofI Holding, Inc.(a)	16,622,114
499,417	CareTrust REIT, Inc.	9,109,366
203,274	Customers Bancorp, Inc.(a)	6,067,729
Shares		Value (Note 2)
Financial Services (continued)
300,082	FCB Financial Holdings, Inc., Class A(a)	$14,148,866
122,502	First Choice Bank	2,854,297
255,231	Health Insurance Innovations, Inc., Class A(a)	7,159,229
148,203	Howard Bancorp, Inc.(a)	2,912,189
142,835	LendingTree, Inc.(a)	31,509,401
59,675	MedEquities Realty Trust, Inc., REIT	719,084
214,690	Moelis & Co., Class A	8,780,821
219,926	National Commerce Corp.(a)	8,819,033
277,300	Opus Bank	6,599,740
290,743	Pacific Premier Bancorp, Inc.(a)	10,437,674
294,128	QTS Realty Trust, Inc., REIT, Class A	15,727,024
		153,018,728

Health Care: 17.85%
345,958	Adamas Pharmaceuticals, Inc.(a)	6,002,371
269,802	Aimmune Therapeutics, Inc.(a)	5,806,139
699,299	Alder Biopharmaceuticals, Inc.(a)	7,517,464
280,917	AtriCure, Inc.(a)	6,806,619
200,198	Biohaven Pharmaceutical Holding Co., Ltd.(a)	5,157,101
98,865	Bluebird Bio, Inc.(a)	9,318,026
490,000	Bovie Medical Corp.(a)	1,239,700
112,270	Clovis Oncology, Inc.(a)	9,521,619
337,573	G1 Therapeutics, Inc.(a)	4,803,664
660,626	Ignyta, Inc.(a)	6,275,947
535,364	Insmed, Inc.(a)	8,656,836
545,268	K2M Group Holdings, Inc.(a)	13,266,371
198,252	MacroGenics, Inc.(a)	3,275,123
19,169	Merit Medical Systems, Inc.(a)	785,929
227,337	NantHealth, Inc.(a)	973,002
655,005	NeoGenomics, Inc.(a)	6,189,797
47,851	Neurocrine Biosciences, Inc.(a)	2,298,284
33,353	Obalon Therapeutics, Inc.(a)	283,501
40,240	PetIQ, Inc.(a)	936,787
211,846	Portola Pharmaceuticals, Inc.(a)	13,070,898
176,686	Puma Biotechnology, Inc.(a)	16,794,004
268,153	Reata Pharmaceuticals, Inc., Class A(a)	7,851,520
74,511	Sage Therapeutics, Inc.(a)	5,942,252
407,493	Sarepta Therapeutics, Inc.(a)	15,721,080
267,480	Supernus Pharmaceuticals, Inc.(a)	10,819,566
129,090	Tabula Rasa HealthCare, Inc.(a)	2,013,804
285,399	Teladoc, Inc.(a)	9,361,087
206,483	Veeva Systems, Inc., Class A(a)	13,165,356
		193,853,847

Materials & Processing: 11.13%
356,650	Apogee Enterprises, Inc.	18,577,898
917,830	Cliffs Natural Resources, Inc.(a)	7,085,648
381,350	GMS, Inc.(a)	11,448,127
70,919	Innospec, Inc.	4,425,346
435,435	Installed Building Products, Inc.(a)	23,426,403

Shares		Value (Note 2)
Materials & Processing (continued)
157,747	KapStone Paper and Packaging Corp.	$3,606,096
167,977	Masonite International Corp.(a)	13,043,414
364,238	TimkenSteel Corp.(a)	5,787,742
261,934	Trex Co., Inc.(a)	19,700,056
175,344	US Concrete, Inc.(a)	13,738,202
		120,838,932

Producer Durables: 10.34%
18,485	Air Transport Services Group, Inc.(a)	450,295
47,752	Blue Bird Corp.(a)	847,598
139,909	Dycom Industries, Inc.(a)	12,675,755
131,820	H&E Equipment Services, Inc.	2,975,177
297,785	Kennametal, Inc.	10,988,266
315,506	KLX, Inc.(a)	16,381,072
947,248	Kratos Defense & Security Solutions, Inc.(a)	10,424,464
868,164	Manitowoc Co., Inc.(a)	4,957,216
42,418	NV5 Global, Inc.(a)	1,762,468
42,156	OSI Systems, Inc.(a)	3,371,215
408,542	Primoris Services Corp.	10,180,867
151,980	Spirit Airlines, Inc.(a)	5,904,423
101,381	Tennant Co.	7,659,335
260,264	Tetra Tech, Inc.	12,349,527
427,612	Tutor Perini Corp.(a)	11,374,479
		112,302,157

Technology: 22.78%
230,141	Alarm.com Holdings, Inc.(a)	8,752,262
49,287	Applied Optoelectronics, Inc.(a)	4,804,990
290,660	Box, Inc., Class A(a)	5,478,941
213,462	Cavium, Inc.(a)	13,221,836
266,359	ChannelAdvisor Corp.(a)	2,796,769
525,092	Ciena Corp.(a)	13,521,119
53,720	Cirrus Logic, Inc.(a)	3,300,557
167,922	Cloudera, Inc.(a)	2,896,655
43,217	Ellie Mae, Inc.(a)	3,769,387
215,379	EPAM Systems, Inc.(a)	18,507,517
459,324	GTT Communications, Inc.(a)	14,032,348
116,649	Guidewire Software, Inc.(a)	8,417,392
311,079	Imperva, Inc.(a)	14,014,109
155,965	Inphi Corp.(a)	5,989,056
1,154,951	Internap Corp.(a)	4,388,814
75,635	IPG Photonics Corp.(a)	11,544,926
199,083	Lumentum Holdings, Inc.(a)	12,462,596
47,643	MACOM Technology Solutions Holdings, Inc.(a)	2,884,784
223,570	MaxLinear, Inc., Class A(a)	5,857,534
317,635	Mercury Systems, Inc.(a)	13,947,353
221,766	Microsemi Corp.(a)	11,549,573
54,542	MicroStrategy, Inc., Class A(a)	7,336,444
311,360	Model N, Inc.(a)	4,109,952
868,774	Oclaro, Inc.(a)	8,496,610
Shares		Value (Note 2)
Technology (continued)
184,820	Proofpoint, Inc.(a)	$15,754,057
130,010	Quantenna Communications, Inc.(a)	2,627,502
221,026	Reis, Inc.	4,729,956
114,879	Take-Two Interactive Software, Inc.(a)	9,130,583
338,811	Varonis Systems, Inc.(a)	12,620,710
30,000	Yext, Inc.(a)	390,000
		247,334,332

Utilities: 3.84%
1,003,961	8x8, Inc.(a)	12,750,305
261,288	Cogent Communications Holdings, Inc.	10,908,774
79,758	Shenandoah Telecommunications Co.	2,452,558
2,361,265	Vonage Holdings Corp.(a)	15,607,962
		41,719,599

	Total Common Stocks (Cost $806,240,245)	1,068,845,743

SHORT TERM INVESTMENTS: 0.88%
9,477,776	Dreyfus Government Cash Management Fund - Institutional Class 0.916% (7-Day Yield)	9,477,776

	Total Short Term Investments (Cost $9,477,776)	9,477,776

Total Investments: 99.31% (Cost $815,718,021)		1,078,323,519

Other Assets In Excess Of Liabilities: 0.69%		7,545,969
Net Assets: 100.00%		$1,085,869,488

(a)	Non-income producing security.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Schedule of Investments.

Schedule of Investments
Emerald Small Cap Value Fund
July 31, 2017 (Unaudited)

Shares		Value (Note 2)
COMMON STOCKS: 96.18%
Consumer Discretionary: 12.71%
11,127	Gray Television, Inc.(a)	$165,792
7,261	ILG, Inc.	192,489
13,711	MDC Partners, Inc., Class A	135,739
2,165	Penske Automotive Group, Inc.	94,264
3,932	Taylor Morrison Home Corp., Class A(a)	88,942
3,527	Viad Corp.	188,871
20,838	ZAGG, Inc.(a)	176,081
		1,042,178

Energy: 4.78%
38,498	Jones Energy, Inc., Class A(a)	57,747
6,651	Kosmos Energy, Ltd.(a)	43,897
5,391	Mammoth Energy Services, Inc.(a)	79,086
1,730	PDC Energy, Inc.(a)	81,587
10,195	SRC Energy, Inc.(a)	86,759
3,975	Superior Energy Services, Inc.(a)	42,771
		391,847

Financial Services: 47.82%
1,477	Allegiance Bancshares, Inc.(a)	55,461
2,554	Bankwell Financial Group, Inc.	83,797
5,030	Clifton Bancorp, Inc.	83,951
3,400	CNB Financial Corp.	89,624
4,176	Community Healthcare Trust, Inc., REIT	105,945
1,697	CorEnergy Infrastructure Trust, Inc., REIT	60,430
1,501	CoreSite Realty Corp.	162,979
2,736	CyrusOne, Inc.	163,367
2,255	eHealth, Inc.(a)	38,358
2,071	Employers Holdings, Inc.	89,777
3,290	Entegra Financial Corp.(a)	75,999
3,897	ESSA Bancorp, Inc.	57,481
9,904	Everi Holdings, Inc.(a)	73,884
2,898	First Financial Bancorp	74,189
941	First Merchants Corp.	38,054
800	First Savings Financial Group, Inc.	42,840
3,269	Four Corners Property Trust, Inc., REIT	82,967
3,168	Franklin Financial Network, Inc.(a)	109,454
1,892	FS Bancorp, Inc.	85,802
3,267	GEO Group, Inc.	95,886
1,468	Getty Realty Corp., REIT	38,139
1,956	Great Western Bancorp, Inc.	76,304
2,190	HomeStreet, Inc.(a)	57,488
3,654	InfraREIT, Inc., REIT	82,178
3,670	Investar Holding Corp.	83,126
3,638	Live Oak Bancshares, Inc.	91,860
1,330	Meta Financial Group, Inc.	94,828
2,533	Midland States Bancorp, Inc.	80,448
1,825	Moelis & Co., Class A	74,643
Shares		Value (Note 2)
Financial Services (continued)
5,122	Monmouth Real Estate Investment Corp., REIT	$78,930
3,107	Northeast Bancorp	66,801
1,420	Northrim BanCorp, Inc.	41,393
2,893	OceanFirst Financial Corp.	78,342
2,324	PCSB Financial Corp.(a)	40,298
4,545	PennyMac Financial Services, Inc., Class A(a)	79,083
2,924	People’s Utah Bancorp	81,287
4,638	Plymouth Industrial REIT, Inc.	81,397
1,457	Preferred Bank	81,811
1,220	QTS Realty Trust, Inc., REIT, Class A	65,233
3,600	Rexford Industrial Realty, Inc., REIT	102,672
2,142	Standard AVB Financial Corp.	63,510
3,010	State Bank Financial Corp.	82,625
3,519	STORE Capital Corp.	82,309
3,650	Summit Financial Group, Inc.	79,534
723	The RMR Group, Inc., Class A	35,319
1,740	Timberland Bancorp, Inc.	46,910
2,172	TriCo Bancshares	80,147
6,235	TriState Capital Holdings, Inc.(a)	143,404
1,976	WesBanco, Inc.	75,542
8,410	Western New England Bancorp, Inc.	83,680
		3,919,486

Health Care: 1.37%
7,201	Invacare Corp.	112,696

Materials & Processing: 7.50%
10,464	Builders FirstSource, Inc.(a)	163,971
2,899	Koppers Holdings, Inc.(a)	105,234
4,415	Mercer International, Inc.	48,565
3,249	PolyOne Corp.	118,848
825	Universal Forest Products, Inc.	69,176
1,386	US Concrete, Inc.(a)	108,593
		614,387

Producer Durables: 6.55%
3,486	Blue Bird Corp.(a)	61,877
3,195	Cubic Corp.	152,241
1,117	Dycom Industries, Inc.(a)	101,200
2,560	ICF International, Inc.(a)	115,840
3,968	Tutor Perini Corp.(a)	105,549
		536,707

Technology: 13.84%
4,984	ARRIS International PLC(a)	139,353
3,242	Microsemi Corp.(a)	168,843
17,745	Mitel Networks Corp.(a)	151,187
7,197	Perficient, Inc.(a)	135,304
8,110	Photronics, Inc.(a)	81,506
5,000	Presidio, Inc.(a)	68,150
6,151	Rudolph Technologies, Inc.(a)	152,236

Shares		Value (Note 2)
Technology (continued)
3,732	Tower Semiconductor, Ltd.(a)	$97,592
4,786	Xperi Corp.	139,991
		1,134,162

Utilities: 1.61%
19,993	Vonage Holdings Corp.(a)	132,154

	Total Common Stocks (Cost $6,811,633)	7,883,617

SHORT TERM INVESTMENTS: 3.76%
308,099	Dreyfus Government Cash Management Fund - Institutional Class 0.916% (7-Day Yield)	308,099

	Total Short Term Investments (Cost $308,099)	308,099

Total Investments: 99.94% (Cost $7,119,732)		8,191,716

Other Assets In Excess Of Liabilities: 0.06%		5,198
Net Assets: 100.00%		$8,196,914

(a)	Non-income producing security.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Schedule of Investments.

Schedule of Investments
Emerald Insights Fund
July 31, 2017 (Unaudited)

Shares		Value (Note 2)
COMMON STOCKS: 98.32%
Consumer Discretionary: 18.28%
205	AutoZone, Inc.(a)	$110,663
2,440	BorgWarner, Inc.	114,046
1,345	Burlington Stores, Inc.(a)	117,055
4,990	Cinemark Holdings, Inc.	194,111
1,226	Delphi Automotive PLC	110,855
2,059	Five Below, Inc.(a)	99,470
8,535	MGM Resorts International	281,058
6,978	Oasis Petroleum, Inc.(a)	54,289
1,703	Royal Caribbean Cruises, Ltd.	192,558
5,136	Sinclair Broadcast Group, Inc., Class A	185,153
3,204	Six Flags Entertainment Corp.	182,211
3,806	Toll Brothers, Inc.	146,874
271	Ulta Beauty, Inc.(a)	68,078
1,016	Wynn Resorts, Ltd.	131,409
		1,987,830

Consumer Staples: 4.91%
2,978	Energizer Holdings, Inc.	137,196
1,288	Monster Beverage Corp.(a)	67,942
1,098	National Beverage Corp.	112,128
8,841	The Kroger Co.	216,781
		534,047

Energy: 5.03%
1,583	Diamondback Energy, Inc.(a)	151,778
3,749	Parsley Energy, Inc., Class A(a)	109,771
1,580	Patterson-UTI Energy, Inc.	30,557
1,767	PDC Energy, Inc.(a)	83,332
6,061	Range Resources Corp.	127,947
2,551	SM Energy Co.	44,362
		547,747

Financial Services: 10.20%
1,105	Affiliated Managers Group, Inc.	205,342
720	Alliance Data Systems Corp.	173,830
2,710	Bank of the Ozarks, Inc.	116,936
2,837	CubeSmart, REIT	69,960
259	Equinix, Inc., REIT	116,739
6,120	First Data Corp., Class A(a)	114,199
557	Mid-America Apartment Communities, Inc., REIT	57,666
1,228	S&P Global, Inc.	188,609
372	SVB Financial Group(a)	66,380
		1,109,661

Health Care: 15.06%
1,399	Abbott Laboratories	68,803
4,474	Acadia Healthcare Co., Inc.(a)	236,809
Shares		Value (Note 2)
Health Care (continued)
1,210	Alnylam Pharmaceuticals, Inc.(a)	$100,115
525	Bluebird Bio, Inc.(a)	49,481
4,608	Catalent, Inc.(a)	159,898
1,399	Clovis Oncology, Inc.(a)	118,649
2,226	DENTSPLY SIRONA, Inc.	138,079
777	Edwards Lifesciences Corp.(a)	89,495
930	Incyte Corp.(a)	123,960
1,302	Integer Holdings Corp.(a)	59,632
3,019	Intrexon Corp.(a)	65,180
737	Jazz Pharmaceuticals PLC(a)	113,210
969	Puma Biotechnology, Inc.(a)	92,103
2,627	Sarepta Therapeutics, Inc.(a)	101,350
1,901	Veeva Systems, Inc., Class A(a)	121,208
		1,637,972

Materials & Processing: 10.77%
4,078	Axalta Coating Systems, Ltd.(a)	128,457
3,862	Berry Global Group, Inc.(a)	216,581
2,954	Crown Holdings, Inc.(a)	175,674
1,188	Eagle Materials, Inc.	111,791
1,976	International Paper Co.	108,640
4,758	Masco Corp.	181,423
3,292	Steel Dynamics, Inc.	116,570
1,073	Vulcan Materials Co.	132,108
		1,171,244

Producer Durables: 10.36%
214	CoStar Group, Inc.(a)	58,968
2,385	Dycom Industries, Inc.(a)	216,081
1,456	Kennametal, Inc.	53,726
2,362	Korn/Ferry International	79,009
803	Middleby Corp.(a)	104,936
1,996	Quanta Services, Inc.(a)	67,325
1,552	Rockwell Collins, Inc.	165,334
1,407	Southwest Airlines Co.	78,103
1,829	Spirit Airlines, Inc.(a)	71,057
1,992	Wabtec Corp.	150,117
1,453	Xylem, Inc.	82,429
		1,127,085

Technology: 23.71%
1,859	Activision Blizzard, Inc.	114,849
349	Analog Devices, Inc.	27,574
1,489	ARRIS International PLC(a)	41,632
903	Broadcom, Ltd.	222,734
2,312	Cavium, Inc.(a)	143,205
529	Citrix Systems, Inc.(a)	41,780
198	Coherent, Inc.(a)	52,470
4,970	Fortinet, Inc.(a)	183,443
684	Intuit, Inc.	93,852
1,278	IPG Photonics Corp.(a)	195,074
3,190	Micron Technology, Inc.(a)	89,703
9,375	ON Semiconductor Corp.(a)	140,156

Shares		Value (Note 2)
Technology (continued)
1,004	Palo Alto Networks, Inc.(a)	$132,307
1,240	Proofpoint, Inc.(a)	105,698
2,411	PTC, Inc.(a)	133,063
1,490	SBA Communications Corp., REIT(a)	204,950
1,816	ServiceNow, Inc.(a)	200,577
1,756	Skyworks Solutions, Inc.	184,152
1,172	Take-Two Interactive Software, Inc.(a)	93,151
5,200	VeriFone Systems, Inc.(a)	101,452
903	Western Digital Corp.	76,863
		2,578,685

	Total Common Stocks (Cost $8,932,808)	10,694,271

MASTER LIMITED PARTNERSHIPS: 0.96%
Financial Services: 0.96%
2,239	Lazard, Ltd., Class A	104,584

	Total Master Limited Partnerships (Cost $72,981)	104,584

SHORT TERM INVESTMENTS: 0.17%
17,864	Dreyfus Government Cash Management Fund - Institutional Class 0.916% (7-Day Yield)	17,864

	Total Short Term Investments (Cost $17,864)	17,864

Total Investments: 99.45% (Cost $9,023,653)		10,816,719

Other Assets In Excess Of Liabilities: 0.55%		59,818
Net Assets: 100.00%		$10,876,537

(a)	Non-income producing security.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Schedule of Investments.

Schedule of Investments
Emerald Banking and Finance Fund
July 31, 2017 (Unaudited)

Shares		Value (Note 2)
COMMON STOCKS: 97.06%
Financial Services: 96.54%
Banks: Diversified: 76.06%
75,856	1st Constitution Bancorp	$1,300,930
100,000	1st Source Corp.	4,910,000
55,280	Access National Corp.	1,469,895
53,798	American Business Bank(a)	2,299,864
80,000	American Riviera Bank(a)	1,348,000
206,237	Ameris Bancorp	9,445,655
225,594	Atlantic Coast Financial Corp.(a)	1,793,472
424,577	Bank of Commerce Holdings	4,394,372
116,196	Bank of the Ozarks, Inc.	5,013,857
225,409	Bridge Bancorp, Inc.	7,325,792
238,282	Byline Bancorp, Inc.(a)	4,803,765
207,990	Cadence BanCorp(a)	4,750,492
125,000	Capstar Financial Holdings, Inc.(a)	2,200,000
135,654	Carolina Financial Corp.	4,563,401
370,213	CenterState Banks, Inc.	9,251,623
121,319	Civista Bancshares, Inc.	2,480,974
150,002	CNB Financial Corp.	3,954,053
17,052	Commerce Union Bancshares, Inc.	417,603
35,869	County Bancorp, Inc.	896,366
173,801	Customers Bancorp, Inc.(a)	5,187,960
167,748	Eagle Bancorp, Inc.(a)	10,475,863
162,663	East West Bancorp, Inc.	9,268,538
228,773	Equity Bancshares, Inc., Class A(a)	7,908,683
325,700	Esquire Financial Holdings, Inc.(a)	4,820,360
86,853	Farmers National Banc Corp.	1,194,229
191,017	FCB Financial Holdings, Inc., Class A(a)	9,006,452
588,963	First Bank	7,568,175
36,040	First Busey Corp.	1,053,810
50,175	First Business Financial Services, Inc.	1,066,720
163,498	First Choice Bank	3,809,503
20,280	First Financial Bankshares, Inc.	877,110
578,105	First Foundation, Inc.(a)	10,024,341
41,281	First Merchants Corp.	1,669,404
58,449	First of Long Island Corp.	1,633,650
125,475	First Resource Bank(a)	1,123,001
186,772	Franklin Financial Network, Inc.(a)	6,452,973
258,714	Freedom Bank of Virginia(a)	3,363,282
67,853	FVCBankcorp, Inc.(a)	1,363,845
11,889	German American Bancorp, Inc.	425,983
169,868	Gold Coast Bank(a)	2,301,711
61,496	Green Bancorp, Inc.(a)	1,380,585
177,886	Guaranty Bancorp	4,740,662
200,000	Guaranty Bancshares, Inc.	6,082,000
138,670	Heritage Commerce Corp.	1,926,126
199,592	Home BancShares, Inc.	4,949,882
18,520	Home Federal Bancorp, Inc.	498,651
16,003	HopFed Bancorp, Inc.	233,324
Shares		Value (Note 2)
Banks: Diversified (continued)
264,296	Howard Bancorp, Inc.(a)	$5,193,416
15,250	Independent Bank Corp.	1,088,087
50,000	Independent Bank Corporation	1,060,000
15,731	Independent Bank Group, Inc.	949,366
254,042	Investar Holding Corp.	5,754,051
60,120	John Marshall Bancorp, Inc.(a)	1,346,087
65,781	Lakeland Bancorp, Inc.	1,272,862
46,615	Lakeland Financial Corp.	2,144,290
228,212	Live Oak Bancshares, Inc.	5,762,353
44,420	MainSource Financial Group, Inc.	1,552,035
259,003	Malvern Bancorp, Inc.(a)	6,423,274
30	Mechanics Bank(a)	930,750
87,881	Mercantile Bank Corp.	2,796,373
45,870	Meridian Bancorp, Inc.	809,605
51,013	Midland States Bancorp, Inc.	1,620,173
1,716	National Capital Bank of Washington	343,200
239,209	National Commerce Corp.(a)	9,592,281
48,060	Nicolet Bankshares, Inc.(a)	2,603,410
224	Oak Valley Bancorp	3,573
203,594	Old Line Bancshares, Inc.	5,513,325
599,284	Pacific Mercantile Bancorp(a)	4,734,344
254,115	Pacific Premier Bancorp, Inc.(a)	9,122,728
75,493	Paragon Commercial Corp.(a)	3,995,090
212,884	People’s Utah Bancorp	5,918,175
133,412	Pinnacle Financial Partners, Inc.	8,525,027
240,584	Professional Holding Corp.(a)	3,215,405
114,430	Puget Sound Bancorp, Inc.(a)	3,889,476
93,253	QCR Holdings, Inc.	4,284,975
150,000	RBB Bancorp(a)	3,499,500
747,663	Republic First Bancorp, Inc.(a)	6,654,201
83,958	Seacoast Commerce Banc Holdings	1,729,535
256,130	ServisFirst Bancshares, Inc.	9,307,764
100,000	SmartFinancial, Inc.(a)	2,507,000
71,032	Southern First Bancshares, Inc.(a)	2,617,529
20,598	Southern National Bancorp of Virginia, Inc.	348,518
300,000	Stewardship Financial Corp.	2,895,000
103,767	Sunshine Bancorp, Inc.(a)	2,371,076
182,747	Sussex Bancorp	4,385,928
52,586	SVB Financial Group(a)	9,383,446
105,959	Texas Capital Bancshares, Inc.(a)	8,301,888
625,049	The Bancorp, Inc.(a)	4,844,130
187,581	TriState Capital Holdings, Inc.(a)	4,314,363
139,610	Triumph Bancorp, Inc.(a)	3,964,924
101,784	United Community Banks, Inc.	2,825,524
168,750	Unity Bancorp, Inc.	3,121,875
60,517	Veritex Holdings, Inc.(a)	1,612,778
109,942	West Town Bank & Trust(a)	2,682,585
186,834	Western Alliance Bancorp(a)	9,412,697
		370,250,929

Banks: Savings, Thrift & Mortgage Lending: 10.28%
320,240	BofI Holding, Inc.(a)	8,925,089

Shares		Value (Note 2)
Banks: Savings, Thrift & Mortgage Lending (continued)
82,750	Flushing Financial Corp.	$2,360,857
103,401	Heritage Financial Corp.	2,812,507
11,680	Home Bancorp, Inc.	473,274
67,200	LegacyTexas Financial Group, Inc.	2,601,984
144,042	Meta Financial Group, Inc.	10,270,195
182,919	OceanFirst Financial Corp.	4,953,447
400,023	Sterling Bancorp	9,240,531
40,000	Waterstone Financial, Inc.	754,000
169,608	WSFS Financial Corp.	7,657,801
		50,049,685

Commercial Banks: 0.93%
131,782	FB Financial Corp.(a)	4,529,347

Consumer Lending: 3.01%
66,381	LendingTree, Inc.(a)	14,643,649

Diversified Financial Services: 1.17%
150,908	MidWestOne Financial Group, Inc.	5,194,253
12,000	Moelis & Co., Class A	490,800
		5,685,053

Insurance: Multi Line: 0.41%
50,000	James River Group Holdings, Ltd.	2,008,000

Insurance: Property-Casualty: 2.56%
40,000	Federated National Holding Co.	636,800
197,732	Health Insurance Innovations, Inc., Class A(a)	5,546,383
185,000	Kingstone Cos., Inc.	3,052,500
47,570	Kinsale Capital Group, Inc.	1,851,424
75,340	NMI Holdings, Inc., Class A(a)	889,012
31,441	United Insurance Holdings Corp.	501,798
		12,477,917

Real Estate Investment Trusts (REITs): 2.12%
250,000	City Office REIT, Inc.	3,177,500
147,490	Community Healthcare Trust, Inc., REIT	3,741,821
92,800	Independence Realty Trust, Inc., REIT	939,136
205,053	MedEquities Realty Trust, Inc., REIT	2,470,889
		10,329,346

Technology: 0.52%
Computer Service Software & Systems: 0.52%
64,716	Q2 Holdings, Inc.(a)	2,517,452

	Total Common Stocks (Cost $339,767,753)	472,491,378
Shares		Value (Note 2)

SHORT TERM INVESTMENTS: 2.91%
14,161,204	Dreyfus Government Cash Management Fund - Institutional Class 0.916% (7-Day Yield)	$14,161,204

	Total Short Term Investments (Cost $14,161,204)	14,161,204

Total Investments: 99.97% (Cost $353,928,957)		486,652,582

Other Assets In Excess Of Liabilities: 0.03%		167,568
Net Assets: 100.00%		$486,820,150

(a)	Non-income producing security.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Schedule of Investments.

Emerald Funds	Notes to Quarterly Schedule of Investments

July 31, 2017 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open‐end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This annual report describes then Emerald Growth Fund, Emerald Small Cap Value Fund, Emerald Insights Fund, and Emerald Banking and Finance Fund (each a “Fund” and collectively, the “Funds”). The Emerald Small Cap Value Fund is a successor to a previously operational fund which was a series of Elessar Funds Investment Trust, a Delaware statutory trust, and was organized into a series of the Trust effective as of the close of business on June 26, 2015. Effective March 3, 2015, the Board approved changing the fiscal year end of the Emerald Small Cap Value Fund from September 30 to April 30.

The Emerald Growth Fund and Emerald Insights Fund seek to achieve long‐term growth through capital appreciation. The Emerald Small Cap Value Fund seeks long‐term capital appreciation. The Emerald Banking and Finance Fund seeks to achieve long term growth through capital appreciation with income as a secondary objective.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying Schedule of Investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of Schedule of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts at the date of the Schedule of Investments. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their Schedule of Investments.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally, 4:00 p.m. Eastern time, on each business day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open‐end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange‐traded open‐end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the price supplied by an independent third‐party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers–dealers that make a market in the security.

Equity securities that are primarily traded on foreign securities exchanges are valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair values of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board.

When such prices or quotations are not available, or when Emerald Mutual Fund Advisers Trust, (the “Adviser”), believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: A three‐tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

Emerald Funds	Notes to Quarterly Schedule of Investments

July 31, 2017 (Unaudited)
These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 –
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –
Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each input used to value the Funds as of July 31, 2017:

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerald Growth Fund
Common Stocks(a)	$1,068,845,743	$–	$–	$1,068,845,743
Short Term Investments	9,477,776	–	–	9,477,776
TOTAL	$1,078,323,519	$–	$–	$1,078,323,519

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerald Small Cap Value Fund
Common Stocks(a)	$7,883,617	$–	$–	$7,883,617
Short Term Investments	308,099	–	–	308,099
TOTAL	$8,191,716	$–	$–	$8,191,716

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerald Insights Fund
Common Stocks(a)	$10,694,271	$–	$–	$10,694,271
Master Limited Partnerships(a)	104,584	–	–	104,584
Short Term Investments	17,864	–	–	17,864
TOTAL	$10,816,719	$–	$–	$10,816,719
Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerald Banking and Finance Fund
Common Stocks(a)	$472,491,378	$–	$–	$472,491,378
Short Term Investments	14,161,204	–	–	14,161,204
TOTAL	$486,652,582	$–	$–	$486,652,582

(a)	For detailed descriptions of sector and industry, see the accompanying Schedule of Investments.

Emerald Funds	Notes to Quarterly Schedule of Investments

July 31, 2017 (Unaudited)

The Funds recognize transfers between levels as of the end of the period. For the three months ended July 31, 2017, the Funds had the following transfers between Level 1 and Level 2 securities.

	Level 1		Level 2
Emerald Growth Fund	Transfer In	Transfers (Out)	Transfer In	Transfers (Out)
Common Stocks	$2,854,297	$–	$–	$(2,854,297)
Total	$2,854,297	$–	$–	$(2,854,297)

	Level 1		Level 2
Emerald Banking and Finance Fund	Transfer In	Transfers (Out)	Transfer In	Transfers (Out)
Common Stocks	$11,374,480	$–	$–	$(11,374,480)
Total	$11,374,480	$–	$–	$(11,374,480)

The transfer amounts disclosed in the table above represent the value of the securities as of July 31, 2017 transferred in/(out) of Level 1 and Level 2 during the reporting period that were also held at April 30, 2017. The above transfers from Level 2 to Level 1 were due to the ability to obtain a closing market price within an active market for a security that previously had no market to trade.  For the period ended July 31, 2017, the Emerald Growth Fund and Emerald Small Cap Value Fund did not have any transfers between Level 1 and Level 2 securities.

For the period ended July 31, 2017, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Funds use for federal income tax purposes. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex‐dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

Real Estate Investment Trusts (“REITs”): The Funds may invest a portion of their assets in REITs and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self‐liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax‐free pass‐through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the 1940 Act. A Fund’s investments in REITs may result in such Fund’s receipt of cash in excess of the REITs’ earnings. If the Fund receives such distributions all or a portion of these distributions will constitute a return of capital to such Fund. Receiving a return of capital distribution from REITs will reduce the amount of income available to be distributed to Fund shareholders. Income from REITs generally will not be eligible for treatment as qualified dividend income. As the final character of the distributions is not known until reported by the REITs on their 1099s, the Funds utilize an average of the prior year’s reallocation information as an estimate for the current year character of distributions.

Unrealized Appreciation and Depreciation on Investments: As of July 31, 2017, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation/(depreciation) for Federal tax purposes was as follows:

	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/(Depreciation)	Cost of Investments for Income Tax Purposes
Emerald Growth Fund	$295,434,843	$(35,436,037)	$259,998,806	$818,324,713
Emerald Small Cap Value Fund	1,288,566	(221,677)	1,066,889	7,124,827
Emerald Insights Fund	1,847,029	(251,815)	1,595,214	9,221,505
Emerald Banking and Finance Fund	134,587,406	(2,067,974)	132,519,432	354,133,150

Grandeur Peak Emerging Markets Opportunities Fund
PORTFOLIO OF INVESTMENTS
July 31, 2017 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (98.77%)
Argentina (0.69%)
Globant SA(a)	64,562	$2,967,915

Bangladesh (1.03%)
Olympic Industries, Ltd.	272,639	962,236
Square Pharmaceuticals, Ltd.	1,002,442	3,483,755
		4,445,991

Brazil (2.18%)
M Dias Branco SA	82,200	1,333,557
Raia Drogasil SA	128,800	2,855,751
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	336,600	1,823,136
Wiz Solucoes e Corretagem de Seguros SA	542,300	3,443,340
		9,455,784

Chile (0.33%)
Forus SA	397,357	1,430,886

China (12.56%)
51job, Inc., ADR(a)	35,200	1,733,952
BBI Life Sciences Corp.(b)	9,968,500	2,220,668
BrightKing Holdings, Ltd.(a)	803,721	1,975,000
China Lesso Group Holdings, Ltd.	2,155,000	1,520,209
China Medical System Holdings, Ltd.	5,441,000	9,292,638
CSPC Pharmaceutical Group, Ltd.	2,500,000	3,898,448
Ctrip.com International, Ltd., ADR(a)	31,900	1,905,387
Essex Bio-technology, Ltd.	5,267,000	2,865,872
Lida Holdings, Ltd.(a)	446,000	1,661,671
Man Wah Holdings, Ltd.	11,743,600	10,148,679
O2Micro International, Ltd., ADR(a)	462,244	873,641
On-Bright Electronics, Inc.	529,080	3,802,234
Shanghai Haohai Biological Technology Co., Ltd., Class H(b)(c)	455,800	2,410,066
Silergy Corp.	342,422	6,690,698
Xiabuxiabu Catering Management China Holdings Co., Ltd.(b)(c)	3,501,500	3,505,624
		54,504,787

Colombia (2.33%)
Amerisur Resources PLC(a)	5,811,200	1,380,114
Bolsa de Valores de Colombia	249,678,088	2,098,673
Gran Tierra Energy, Inc.(a)	1,124,500	2,653,820
	Shares	Value (Note 2)
Colombia (continued)
Parex Resources, Inc.(a)	324,031	$3,986,874
		10,119,481

Egypt (1.48%)
Commercial International Bank Egypt SAE	330,121	1,546,031
Integrated Diagnostics Holdings PLC(b)(c)	371,100	1,468,628
Juhayna Food Industries(a)	3,911,275	1,493,337
Obour Land For Food Industries	2,116,943	1,890,655
		6,398,651

Georgia (2.67%)
BGEO Group PLC	118,812	5,403,538
Georgia Healthcare Group PLC(a)(b)(c)	319,225	1,598,399
TBC Bank Group PLC	207,206	4,579,244
		11,581,181

Greece (0.75%)
Sarantis SA	223,934	3,260,648

Hong Kong (4.67%)
International Housewares Retail Co., Ltd.	11,045,000	2,078,680
Jacobson Pharma Corp., Ltd.(b)	5,020,000	1,311,108
Plover Bay Technologies, Ltd.(b)	10,418,000	2,107,395
Samsonite International SA	462,000	1,937,125
TK Group Holdings, Ltd.	5,467,000	2,232,771
Value Partners Group, Ltd.	9,225,800	8,587,029
Vitasoy International Holdings, Ltd.	940,900	2,011,706
		20,265,814

India (16.56%)
Alkem Laboratories, Ltd.	169,537	4,841,555
Bajaj Finance, Ltd.	172,000	4,566,290
Byke Hospitality, Ltd.	981,000	3,121,094
City Union Bank, Ltd.	1,295,250	3,560,606
Control Print, Ltd.	332,504	2,063,661
Cyient, Ltd.	537,595	4,398,305
Dilip Buildcon, Ltd.(a)(b)(c)	286,165	2,241,322
Eros International Media, Ltd.(a)	310,000	1,072,294
Essel Propack, Ltd.	455,500	1,748,120
Hinduja Global Solutions, Ltd.	161,184	1,314,447
Indiabulls Housing Finance, Ltd.	218,500	4,002,917
Infinite Computer Solutions India, Ltd.(a)	198,970	646,524
Inox Wind, Ltd.(a)	416,500	893,039
Kellton Tech Solutions, Ltd.(a)	576,175	918,808
Kovai Medical Center and Hospital	75,083	1,580,048

	Shares	Value (Note 2)
India (continued)
KPIT Technologies, Ltd.	650,858	$1,298,140
Kwality, Ltd.	985,200	2,238,349
L&T Technology Services, Ltd.(b)(c)	173,500	2,058,565
Poly Medicure, Ltd.	87,468	300,303
Somany Ceramics, Ltd.	132,000	1,650,739
Time Technoplast, Ltd.	2,801,221	7,167,755
Vaibhav Global, Ltd.(a)	200,319	1,662,943
Vakrangee, Ltd.	460,000	3,164,007
Vesuvius India, Ltd.	76,827	1,701,239
WNS Holdings, Ltd., ADR(a)	160,186	5,534,426
Yes Bank, Ltd.	288,000	8,123,552
		71,869,048

Indonesia (6.36%)
Arwana Citramulia Tbk PT	58,228,500	1,931,627
Astra Graphia Tbk PT	8,436,500	1,063,744
Bank Rakyat Indonesia Persero Tbk PT	3,203,600	3,552,476
Bekasi Fajar Industrial Estate Tbk PT	56,350,600	1,311,069
Delfi, Ltd.	866,400	1,278,678
Hexindo Adiperkasa Tbk PT	2,507,700	781,069
Indonesia Pondasi Raya Tbk PT	15,760,000	1,644,131
Link Net Tbk PT	6,548,000	2,481,792
Lippo Cikarang Tbk PT(a)	3,005,000	990,089
Panin Sekuritas Tbk PT	7,155,500	1,503,708
Sarana Menara Nusantara Tbk Pt	7,658,500	2,304,907
Selamat Sempurna Tbk PT	42,617,900	3,598,404
Surya Toto Indonesia Tbk PT	19,795,000	647,750
Tempo Scan Pacific Tbk PT	17,950,700	2,606,920
Ultrajaya Milk Industry & Trading Co. Tbk PT	5,042,900	1,892,412
		27,588,776

Jordan (0.26%)
Hikma Pharmaceuticals PLC	60,400	1,125,248

Kenya (0.60%)
Safaricom, Ltd.	11,093,200	2,613,805

Malaysia (2.39%)
AEON Credit Service M Bhd	1,130,400	3,590,667
Berjaya Food Bhd	1,664,184	544,169
CB Industrial Product Holding Bhd	3,838,800	1,820,101
My EG Services Bhd	5,499,900	2,774,678
Scicom MSC Bhd	3,146,500	1,638,840
		10,368,455

Mexico (2.62%)
Banregio Grupo Financiero SAB de CV	540,200	3,540,544
	Shares	Value (Note 2)
Mexico (continued)
Credito Real SAB de CV SOFOM ER	2,211,471	$3,916,735
Grupo Herdez SAB de CV	715,400	1,611,032
Unifin Financiera SAB de CV SOFOM ENR	704,700	2,295,495
		11,363,806

Oman (0.69%)
Tethys Oil AB	416,623	3,005,808

Pakistan (2.61%)
Abbott Laboratories Pakistan, Ltd.	132,850	1,128,544
Akzo Nobel Pakistan, Ltd.	852,800	2,002,138
Bank Al Habib, Ltd.	1,609,000	886,935
Bata Pakistan, Ltd.	11,160	328,235
Kohinoor Textile Mills, Ltd.	1,345,451	1,316,985
Meezan Bank, Ltd.	2,272,000	1,731,160
Pak Elektron, Ltd.	2,219,500	2,183,702
Systems, Ltd.	2,181,500	1,735,058
		11,312,757

Peru (1.37%)
Alicorp SAA	860,722	2,207,252
Credicorp, Ltd.	20,175	3,735,199
		5,942,451

Philippines (5.72%)
Concepcion Industrial Corp.	3,880,792	5,618,150
Holcim Philippines, Inc.	3,694,500	944,492
Pepsi-Cola Products Philippines, Inc.	23,627,000	1,498,343
Puregold Price Club, Inc.	3,546,100	3,313,488
Robinsons Land Corp.	6,379,600	3,249,222
Robinsons Retail Holdings, Inc.	1,675,000	2,874,653
Security Bank Corp.	1,580,600	7,329,774
		24,828,122

Poland (2.24%)
Dino Polska SA(a)(b)(c)	241,300	3,583,514
LiveChat Software SA	135,800	2,039,408
Medicalgorithmics SA	18,600	1,347,507
PGS Software SA	426,467	1,538,282
Wawel SA	3,914	1,223,972
		9,732,683

Russia (0.58%)
MD Medical Group Investments PLC, GDR(b)	117,400	1,028,424
Moscow Exchange MICEX-RTS PJSC	838,410	1,501,117
		2,529,541

South Africa (3.80%)
ARB Holdings, Ltd.	1,134,108	529,243

	Shares	Value (Note 2)
South Africa (continued)
Blue Label Telecoms, Ltd.	1,657,523	$2,129,327
Cartrack Holdings, Ltd.	2,096,700	2,138,264
Clicks Group, Ltd.	113,000	1,279,817
EOH Holdings, Ltd.	396,824	3,244,449
Interwaste Holdings, Ltd.(a)	15,918,682	942,166
Italtile, Ltd.	1,502,579	1,446,854
OneLogix Group, Ltd.	2,142,622	422,712
Transaction Capital, Ltd.	3,877,628	4,354,654
		16,487,486

South Korea (8.04%)
BGF retail Co., Ltd.	22,000	1,816,541
Daebongls Co., Ltd.	197,000	1,755,140
Daewon Pharmaceutical Co., Ltd.	95,922	1,611,486
Hanssem Co., Ltd.	11,000	1,730,039
Hy-Lok Corp.	148,743	3,063,783
Interpark Holdings Corp.	265,500	1,359,470
ISC Co., Ltd.	174,499	3,999,731
i-SENS, Inc.	86,500	2,102,498
Koh Young Technology, Inc.	32,744	1,878,526
LEENO Industrial, Inc.	55,500	2,459,944
LG Household & Health Care, Ltd.	3,700	3,276,619
Loen Entertainment, Inc.	55,000	4,403,735
Mando Corp.	10,500	2,406,729
Vitzrocell Co., Ltd.(a)(d)	444,769	3,025,606
		34,889,847

Sri Lanka (2.15%)
Hatton National Bank PLC	1,185,402	1,791,034
Hemas Holdings PLC	3,255,526	3,116,655
Royal Ceramics Lanka PLC	3,593,775	3,042,597
Sampath Bank PLC	773,791	1,353,063
		9,303,349

Switzerland (0.51%)
Wizz Air Holdings PLC(a)(b)(c)	64,800	2,225,491

Taiwan (7.40%)
ASPEED Technology, Inc.	77,929	1,811,732
Cub Elecparts, Inc.	158,073	1,963,119
Dr. Wu Skincare Co., Ltd.	280,000	1,525,393
I Yuan Precision Ind Co., Ltd.	507,000	1,905,731
Materials Analysis Technology, Inc.	501,000	1,775,331
Novatek Microelectronics Corp.	361,000	1,374,874
Sinmag Equipment Corp.	1,039,133	6,160,017
Sitronix Technology Corp.	1,406,000	4,493,352
Sporton International, Inc.	1,033,978	5,153,539
Tehmag Foods Corp.	145,200	1,084,354
Test Research, Inc.	1,829,000	2,180,590
TSC Auto ID Technology Co., Ltd.	171,000	1,189,250
	Shares	Value (Note 2)
Taiwan (continued)
TTFB Co., Ltd.(a)	179,000	$1,493,865
		32,111,147

Thailand (1.83%)
Ananda Development PCL	25,461,800	3,810,490
Premier Marketing PCL	3,943,900	1,351,118
Srisawad Power Corp. PCL	1,750,240	2,774,485
		7,936,093

Turkey (0.66%)
Anadolu Hayat Emeklilik AS	577,500	1,091,217
Aselsan Elektronik Sanayi Ve Ticaret AS	144,900	990,607
AvivaSA Emeklilik ve Hayat AS	140,700	797,581
		2,879,405

United Arab Emirates (0.34%)
Aramex PJSC	1,018,125	1,469,096

United States (1.50%)
FirstCash, Inc.	111,970	6,511,055

Vietnam (1.85%)
DHG Pharmaceutical JSC	118,635	607,622
FPT Corp.	555,527	1,181,868
Lix Detergent JSC	379,010	803,832
Nui Nho Stone JSC	478,933	1,239,137
Vietnam Dairy Products JSC	623,376	4,185,738
		8,018,197

TOTAL COMMON STOCKS (Cost $354,854,597)		428,542,804

TOTAL INVESTMENTS (98.77%) (Cost $354,854,597)		$428,542,804

Other Assets In Excess Of Liabilities (1.23%)		5,348,475

NET ASSETS (100.00%)		$433,891,279

(a)	Non-Income Producing Security.
(b)

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.  The security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of July 31, 2017, the aggregate market value of those securities was $25,759,204, representing 5.94% of net assets.

(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2017, these securities had a total aggregate market value of $19,091,609 representing 4.40% of net assets.

(d)	Fair valued security under the procedures approved by the Fund's Board of Trustees.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolios of Investments.

Grandeur Peak Global Micro Cap Fund

PORTFOLIO OF INVESTMENTS

July 31, 2017 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (98.46%)
Australia (4.77%)
Australian Ethical Investment, Ltd.	415	$37,914
Beacon Lighting Group, Ltd.	79,100	86,061
Blue Sky Alternative Investments, Ltd.	45,500	341,068
CTI Logistics, Ltd.	158,141	117,657
Fiducian Group, Ltd.	56,500	192,552
Greencross, Ltd.	46,500	214,644
Lycopodium, Ltd.	109,426	293,262
Medical Developments International, Ltd.	15,057	61,192
Mitula Group, Ltd.(a)	387,052	198,171
Monash IVF Group, Ltd.	79,900	101,633
National Storage REIT	154,000	184,184
Reject Shop, Ltd.	21,835	85,418
		1,913,756

Brazil (0.66%)
Wiz Solucoes e Corretagem de Seguros SA	41,400	262,870

Britain (10.51%)
AB Dynamics PLC	25,374	202,545
Arrow Global Group PLC	45,919	264,607
Bioventix PLC	5,899	146,907
City of London Investment Group PLC	18,777	103,061
Clinigen Group PLC	18,106	239,368
dotdigital group PLC	187,400	174,315
Horizon Discovery Group PLC(a)	42,400	144,052
IDOX PLC	92,000	79,204
LoopUp Group PLC(a)	103,800	263,636
Morses Club PLC	64,438	97,560
Motorpoint group PLC(b)	36,651	69,151
On the Beach Group PLC(b)(c)	51,200	314,123
Oxford Immunotec Global PLC(a)	25,394	426,619
Premier Asset Management Group PLC	114,000	239,155
Premier Technical Services Group PLC	246,800	423,317
River & Mercantile Group PLC	61,300	289,548
S&U PLC	3,000	74,770
Sanne Group PLC	45,337	413,340
Softcat PLC	25,800	136,162
Tracsis PLC	19,300	113,317
		4,214,757

Canada (1.30%)
Biosyent, Inc.(a)	41,993	288,991
Cipher Pharmaceuticals, Inc.(a)	31,300	135,819

	Shares	Value (Note 2)
Canada (continued)
DIRTT Environmental Solutions(a)	20,200	$96,241
		521,051

China (4.27%)
BBI Life Sciences Corp.(b)	1,555,000	346,405
BrightKing Holdings, Ltd.(a)	157,332	386,615
Essex Bio-technology, Ltd.	330,000	179,559
O2Micro International, Ltd., ADR(a)	92,225	174,305
On-Bright Electronics, Inc.	48,600	349,264
Xiabuxiabu Catering Management China Holdings Co., Ltd.(b)(c)	274,500	274,824
		1,710,972

Colombia (1.49%)
Amerisur Resources PLC(a)	1,193,200	283,375
Bolsa de Valores de Colombia	20,370,422	171,224
Gran Tierra Energy, Inc.(a)	59,850	141,246
		595,845

Egypt (0.33%)
Obour Land For Food Industries	149,039	133,108

France (2.63%)
Esker SA	3,500	207,538
Infotel SA	2,540	137,864
Medicrea International(a)	16,100	91,675
Neurones	4,800	163,933
Tessi SA	850	155,573
Thermador Groupe	2,721	299,565
		1,056,148

Georgia (1.14%)
Georgia Healthcare Group PLC(a)(b)(c)	34,700	173,747
TBC Bank Group PLC	12,822	283,366
		457,113

Germany (1.26%)
Nexus AG	6,200	190,829
publity AG	6,900	313,251
		504,080

Greece (0.97%)
Sarantis SA	26,700	388,772

Greenland (0.38%)
Gronlandsbanken A/S	1,552	154,403

Hong Kong (3.05%)
International Housewares Retail Co., Ltd.	1,210,000	227,723
Jacobson Pharma Corp., Ltd.(b)	575,000	150,177

	Shares	Value (Note 2)
Hong Kong (continued)
Plover Bay Technologies, Ltd.(b)	2,720,000	$550,212
TK Group Holdings, Ltd.	718,000	293,238
		1,221,350

India (8.33%)
Byke Hospitality, Ltd.	196,779	626,061
City Union Bank, Ltd.	92,400	254,005
Cyient, Ltd.	23,640	193,409
Essel Propack, Ltd.	31,522	120,975
Igarashi Motors India, Ltd.	17,000	268,218
Kellton Tech Solutions, Ltd.(a)	49,232	78,509
Kovai Medical Center and Hospital	21,967	462,274
KPIT Technologies, Ltd.	36,000	71,802
Kwality, Ltd.	58,000	131,775
Persistent Systems, Ltd.	10,500	105,833
Poly Medicure, Ltd.	4,520	15,519
Somany Ceramics, Ltd.	13,033	162,986
Time Technoplast, Ltd.	251,015	642,296
Vaibhav Global, Ltd.(a)	1,792	14,876
Vesuvius India, Ltd.	8,570	189,772
		3,338,310

Indonesia (3.68%)
Arwana Citramulia Tbk PT	7,920,100	262,735
Astra Graphia Tbk PT	1,179,700	148,746
Bekasi Fajar Industrial Estate Tbk PT	2,910,700	67,721
BFI Finance Indonesia Tbk PT	7,460,000	305,141
Hexindo Adiperkasa Tbk PT	634,500	197,627
Lippo Cikarang Tbk PT(a)	102,300	33,706
Panin Sekuritas Tbk PT	272,700	57,307
Selamat Sempurna Tbk PT	3,863,900	326,245
Surya Toto Indonesia Tbk PT	2,358,300	77,171
		1,476,399

Ireland (1.09%)
Irish Residential Properties REIT PLC	275,700	437,341

Italy (0.40%)
Banca Sistema SpA(b)(c)	60,510	158,736

Japan (11.86%)
AIT Corp.	18,900	184,637
Amiyaki Tei Co., Ltd.	6,700	255,857
Anest Iwata Corp.	4,700	43,826
Anshin Guarantor Service Co., Ltd.	19,200	95,264
Arcland Service Holdings Co., Ltd.	8,000	139,181
Atrae, Inc.(a)	3,400	221,743
Central Automotive Products, Ltd.	16,500	232,881
eGuarantee, Inc.	5,500	129,462

	Shares	Value (Note 2)
Japan (continued)
Encourage Technologies Co., Ltd.	4,000	$76,412
Future Corp.	22,700	183,667
GCA Corp.	25,400	225,558
Hard Off Corp. Co., Ltd.	44,400	460,331
Interworks, Inc.	13,400	136,984
M&A Capital Partners Co., Ltd.(a)	14,200	646,596
Naigai Trans Line, Ltd.	10,800	138,129
Prestige International, Inc.	35,300	386,797
Quick Co., Ltd.	15,300	219,830
Synchro Food Co., Ltd.(a)	6,800	125,212
Syuppin Co., Ltd.	35,000	719,398
Trancom Co., Ltd.	2,700	133,475
		4,755,240

Malaysia (0.94%)
AEON Credit Service M Bhd	64,950	206,311
Berjaya Food Bhd	119,500	39,075
Scicom MSC Bhd	251,600	131,045
		376,431

Mexico (0.48%)
Credito Real SAB de CV SOFOM ER	107,930	191,155

Netherlands (0.35%)
Shop Apotheke Europe NV(a)(c)	3,100	140,002

New Zealand (2.76%)
CBL Corp., Ltd.	159,993	436,162
Restaurant Brands New Zealand, Ltd.	54,264	261,630
Trilogy International, Ltd.	204,522	408,565
		1,106,357

Norway (3.35%)
Medistim ASA	25,862	246,685
Multiconsult ASA(b)(c)	22,900	264,303
Nordic Semiconductor ASA(a)	29,100	143,967
Skandiabanken ASA(b)(c)	61,100	687,709
		1,342,664

Oman (0.35%)
Tethys Oil AB	19,300	139,244

Pakistan (0.37%)
Kohinoor Textile Mills, Ltd.	150,000	146,826

Philippines (2.42%)
Concepcion Industrial Corp.	199,080	288,204
Pepsi-Cola Products Philippines, Inc.	1,166,000	73,944

	Shares	Value (Note 2)
Philippines (continued)
Pryce Corp.(a)	4,586,500	$608,079
		970,227

Poland (0.98%)
LiveChat Software SA	13,800	207,245
PGS Software SA	51,047	184,128
		391,373

Singapore (0.72%)
Riverstone Holdings, Ltd.	372,800	290,229

South Africa (0.80%)
ARB Holdings, Ltd.	400,143	186,731
Cartrack Holdings, Ltd.	132,200	134,821
		321,552

South Korea (2.85%)
Daebongls Co., Ltd.	13,100	116,712
Daewon Pharmaceutical Co., Ltd.	8,250	138,600
Hy-Lok Corp.	9,550	196,709
ISC Co., Ltd.	12,447	285,300
Koh Young Technology, Inc.	2,010	115,314
LEENO Industrial, Inc.	4,800	212,752
Vitzrocell Co., Ltd.(a)(d)	11,180	76,054
		1,141,441

Sri Lanka (0.93%)
Royal Ceramics Lanka PLC	267,000	226,050
Sampath Bank PLC	84,605	147,942
		373,992

Sweden (3.16%)
Bufab AB	10,821	121,294
HIQ International AB	26,600	177,909
Moberg Pharma AB(a)	20,900	129,172
Odd Molly International AB	37,826	174,752
Swedencare AB(a)	50,955	150,836
TF Bank AB(b)	11,400	138,373
Vitec Software Group AB, Class B	35,500	374,839
		1,267,175

Taiwan (4.11%)
ASPEED Technology, Inc.	4,000	92,994
Dr. Wu Skincare Co., Ltd.	26,100	142,188
I Yuan Precision Ind Co., Ltd.	35,000	131,559
Materials Analysis Technology, Inc.	48,045	170,251
Sinmag Equipment Corp.	34,000	201,553
Sitronix Technology Corp.	66,000	210,926
Sporton International, Inc.	24,239	120,812
Tehmag Foods Corp.	25,300	188,941
TSC Auto ID Technology Co., Ltd.	27,000	187,776

	Shares	Value (Note 2)
Taiwan (continued)
TTFB Co., Ltd.(a)	24,000	$200,295
		1,647,295

Thailand (1.53%)
Ananda Development PCL	4,112,000	615,382

United States (12.80%)
Aratana Therapeutics, Inc.(a)	19,400	130,950
Bank of Marin Bancorp	2,975	198,284
BioDelivery Sciences International, Inc.(a)	42,375	144,075
Diamond Hill Investment Group, Inc.	800	158,000
Entellus Medical, Inc.(a)	13,159	230,940
ePlus, Inc.(a)	1,814	146,753
Escalade, Inc.	9,392	115,991
First of Long Island Corp.	10,100	282,295
GBGI, Ltd.(a)	192,500	454,632
Hackett Group, Inc.	12,350	202,787
Hennessy Advisors, Inc.	5,826	92,284
Hingham Institution for Savings	2,715	480,283
Inphi Corp.(a)	3,600	138,240
K2M Group Holdings, Inc.(a)	5,450	132,598
Kinsale Capital Group, Inc.	5,450	212,114
LeMaitre Vascular, Inc.	6,525	235,357
LGI Homes, Inc.(a)	2,900	128,470
Malibu Boats, Inc., Class A(a)	4,686	134,066
NV5 Global, Inc.(a)	4,350	180,743
PetIQ, Inc.(a)	700	16,296
Reis, Inc.	4,375	93,625
Seacoast Commerce Banc Holdings	15,325	315,695
Sportsman's Warehouse Holdings, Inc.(a)	22,335	101,178
STAAR Surgical Co.(a)	15,175	155,544
Transcat, Inc.(a)	15,166	197,158
Trecora Resources(a)	13,258	153,130
TriMas Corp.(a)	5,900	143,665
Veracyte, Inc.(a)	19,333	154,664
		5,129,817

Vietnam (1.44%)
DHG Pharmaceutical JSC	59,780	306,180
Lix Detergent JSC	96,890	205,491
Taisun Int'l Holding Corp.(a)	15,000	66,069
		577,740

TOTAL COMMON STOCKS (Cost $31,025,574)		39,469,153

	Principal Amount	Value (Note 2)
CORPORATE BONDS (0.44%)
Germany (0.44%)
publity AG
3.50%, 11/17/2020	$150,000	$177,925

TOTAL CORPORATE BONDS (Cost $164,775)		177,925

TOTAL INVESTMENTS (98.90%) (Cost $31,190,349)		$39,647,078

Other Assets In Excess Of Liabilities (1.10%)		438,946

NET ASSETS (100.00%)		$40,086,024

(a)	Non-Income Producing Security.
(b)
Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.  The security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of July 31, 2017, the aggregate market value of those securities was $3,127,760, representing 7.80% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2017, these securities had a total aggregate market value of $2,013,444 representing 5.02% of net assets.

(d)	Fair valued security under the procedures approved by the Fund's Board of Trustees.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolios of Investments.

Grandeur Peak Global Opportunities Fund
PORTFOLIO OF INVESTMENTS
July 31, 2017 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (98.04%)
Argentina (0.54%)
Globant SA(a)	87,275	$4,012,032

Australia (1.73%)
Blue Sky Alternative Investments, Ltd.	291,700	2,186,584
CTI Logistics, Ltd.	1,458,977	1,085,479
Greencross, Ltd.	544,716	2,514,410
Magellan Financial Group, Ltd.	187,264	3,956,516
National Storage REIT	1,561,490	1,867,543
Reject Shop, Ltd.	346,971	1,357,351
		12,967,883

Austria (1.50%)
Palfinger AG	239,805	11,199,122

Belgium (0.80%)
Melexis NV	69,593	5,987,689

Brazil (0.50%)
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	174,130	943,145
Wiz Solucoes e Corretagem de Seguros SA	438,400	2,783,626
		3,726,771

Britain (9.78%)
Abcam PLC	176,053	2,385,561
Arrow Global Group PLC	851,517	4,906,851
Ascential PLC	419,500	1,987,024
B&M European Value Retail SA	1,065,300	5,060,006
Clinigen Group PLC	1,119,369	14,798,498
Close Brothers Group PLC	94,300	1,916,060
Diploma PLC	175,800	2,505,067
EMIS Group PLC	371,617	4,653,057
Intertek Group PLC	39,800	2,258,547
Metro Bank PLC(a)	75,800	3,622,382
Motorpoint group PLC(b)	747,358	1,410,072
On the Beach Group PLC(b)(c)	608,300	3,732,050
Oxford Immunotec Global PLC(a)	246,554	4,142,107
River & Mercantile Group PLC	477,200	2,254,032
RPS Group PLC	1,508,839	5,439,760
Sanne Group PLC	618,914	5,642,674
Secure Trust Bank PLC	110,600	2,821,473
Ultra Electronics Holdings PLC	130,550	3,612,035
		73,147,256
	Shares	Value (Note 2)
Canada (2.49%)
Biosyent, Inc.(a)	238,700	$1,642,708
Cipher Pharmaceuticals, Inc.(a)	609,200	2,643,491
DIRTT Environmental Solutions(a)	177,900	847,584
Richelieu Hardware, Ltd.	190,265	4,964,364
Spartan Energy Corp.(a)	370,467	1,898,764
Stantec, Inc.	259,512	6,602,543
		18,599,454

China (6.39%)
BBI Life Sciences Corp.(b)	12,969,000	2,889,084
BrightKing Holdings, Ltd.(a)	307,000	754,397
China Medical System Holdings, Ltd.	3,077,000	5,255,183
CSPC Pharmaceutical Group, Ltd.	2,960,000	4,615,763
Man Wah Holdings, Ltd.	19,097,800	16,504,090
O2Micro International, Ltd., ADR(a)	870,186	1,644,652
On‐Bright Electronics, Inc.	761,080	5,469,502
Silergy Corp.	353,852	6,914,033
Xiabuxiabu Catering Management China Holdings Co., Ltd.(b)(c)	3,694,000	3,698,351
		47,745,055

Colombia (0.82%)
Amerisur Resources PLC(a)	3,109,700	738,529
Gran Tierra Energy, Inc.(a)	775,950	1,831,242
Parex Resources, Inc.(a)	288,300	3,547,241
		6,117,012

Egypt (0.07%)
Integrated Diagnostics
Holdings PLC(b)(c)	131,600	520,807

France (1.69%)
Alten SA	17,853	1,541,754
Bureau Veritas SA	81,100	1,847,641
Esker SA	30,047	1,781,685
Infotel SA	20,320	1,102,914
Medicrea International(a)	150,185	855,166
Neurones	39,608	1,352,719
Tessi SA	8,710	1,594,169
Thermador Groupe	23,369	2,572,775
		12,648,823

Georgia (0.99%)
BGEO Group PLC	111,900	5,089,182
TBC Bank Group PLC	105,500	2,331,546
		7,420,728

Germany (3.56%)
Aroundtown Property
Holdings PLC	734,200	4,345,734
GRENKE AG	20,700	1,789,822

	Shares	Value (Note 2)
Germany (continued)
Nexus AG	128,790	$3,964,005
Norma Group SE	76,768	4,660,226
PATRIZIA Immobilien AG(a)	187,213	3,387,507
publity AG	83,400	3,786,258
Wirecard AG	61,185	4,685,553
		26,619,105

Hong Kong (1.97%)
International Housewares
Retail Co., Ltd.	12,296,000	2,314,119
Samsonite International SA	834,000	3,496,889
Value Partners Group, Ltd.	6,990,000	6,506,030
Vitasoy International Holdings, Ltd.	1,135,483	2,427,737
		14,744,775

India (7.97%)
Alkem Laboratories, Ltd.	226,631	6,472,017
Bajaj Finance, Ltd.	257,250	6,829,524
Byke Hospitality, Ltd.	869,500	2,766,352
City Union Bank, Ltd.	1,175,093	3,230,298
Cyient, Ltd.	457,116	3,739,870
Essel Propack, Ltd.	186,695	716,499
Hinduja Global Solutions, Ltd.	212,100	1,729,664
Indiabulls Housing Finance, Ltd.	344,000	6,302,075
Kellton Tech Solutions, Ltd.(a)	593,000	945,639
Kovai Medical Center and Hospital	25,501	536,643
Persistent Systems, Ltd.	127,700	1,287,127
Poly Medicure, Ltd.	86,274	296,204
Tata Investment Corp., Ltd.(a)	52,597	729,375
Time Technoplast, Ltd.	1,497,705	3,832,322
Vaibhav Global, Ltd.(a)	126,933	1,053,731
Vakrangee, Ltd.	650,000	4,470,879
Vesuvius India, Ltd.	37,365	827,402
WNS Holdings, Ltd., ADR(a)	158,125	5,463,219
Yes Bank, Ltd.	295,500	8,335,103
		59,563,943

Indonesia (2.33%)
Arwana Citramulia Tbk PT	59,516,800	1,974,364
Astra Graphia Tbk PT	8,201,900	1,034,163
Bank Rakyat Indonesia Persero Tbk PT	2,251,000	2,496,137
Delfi, Ltd.	1,572,400	2,320,629
Panin Sekuritas Tbk PT	4,960,800	1,042,498
Selamat Sempurna Tbk PT	59,713,000	5,041,814
Tempo Scan Pacific Tbk PT	15,553,000	2,258,710
Ultrajaya Milk Industry & Trading Co. Tbk PT	3,254,500	1,221,292
		17,389,607
	Shares	Value (Note 2)
Ireland (0.33%)
Irish Residential Properties REIT PLC	1,553,046	$2,463,587

Israel (0.42%)
Wix.com, Ltd.(a)	50,750	3,131,275

Italy (0.38%)
Brembo SpA	182,700	2,811,646

Japan (8.04%)
AIT Corp.	365,500	3,570,624
Amiyaki Tei Co., Ltd.	69,200	2,642,587
Anest Iwata Corp.	127,600	1,189,830
Arcland Service Holdings Co., Ltd.	148,800	2,588,765
Create SD Holdings Co., Ltd.	101,800	2,577,203
CyberAgent, Inc.	68,200	2,112,595
Future Corp.	220,300	1,782,463
GCA Corp.	389,000	3,454,406
Hard Off Corp. Co., Ltd.	250,700	2,599,212
Japan Lifeline Co., Ltd.	59,100	2,723,280
M&A Capital Partners Co., Ltd.(a)	90,800	4,134,573
Macromill, Inc.	96,100	2,176,622
MISUMI Group, Inc.	136,600	3,390,064
Naigai Trans Line, Ltd.	55,300	707,270
Nihon M&A Center, Inc.	125,500	5,037,303
Prestige International, Inc.	354,700	3,886,594
SK Kaken Co., Ltd.	11,000	1,025,217
Suruga Bank, Ltd.	67,500	1,629,870
Synchro Food Co., Ltd.(a)	101,200	1,863,450
Syuppin Co., Ltd.	175,500	3,607,266
Tokyo Century Corp.	42,100	1,794,821
Trancom Co., Ltd.	113,370	5,604,485
		60,098,500

Luxembourg (0.82%)
Grand City Properties SA	116,300	2,410,708
L'Occitane International SA	1,596,753	3,700,162
		6,110,870

Malaysia (0.79%)
AEON Credit Service M Bhd	839,220	2,665,746
My EG Services Bhd	6,426,600	3,242,195
		5,907,941

Mexico (0.74%)
Banregio Grupo Financiero SAB de CV	383,034	2,510,457
Credito Real SAB de CV SOFOM ER	1,688,349	2,990,234
		5,500,691

Netherlands (0.53%)
Aalberts Industries NV	90,722	3,962,942

	Shares	Value (Note 2)
New Zealand (1.44%)
CBL Corp., Ltd.	1,107,672	$3,019,659
Restaurant Brands New Zealand, Ltd.	1,021,020	4,922,768
Trilogy International, Ltd.	1,411,798	2,820,293
		10,762,720

Norway (2.15%)
Medistim ASA	152,700	1,456,533
Multiconsult ASA(b)(c)	147,300	1,700,080
Nordic Semiconductor ASA(a)	456,211	2,257,020
Norwegian Finans Holding ASA(a)	195,467	2,100,633
Skandiabanken ASA(b)(c)	761,300	8,568,782
		16,083,048

Oman (0.21%)
Tethys Oil AB	218,000	1,572,803

Peru (0.61%)
Alicorp SAA	1,026,175	2,631,543
Credicorp, Ltd.	10,625	1,967,112
		4,598,655

Philippines (2.16%)
Concepcion Industrial Corp.	1,390,152	2,012,497
Pepsi‐Cola Products Philippines, Inc.	25,795,900	1,635,887
Puregold Price Club, Inc.	5,230,000	4,886,930
Robinsons Retail Holdings, Inc.	1,096,000	1,880,967
Security Bank Corp.	1,244,640	5,771,815
		16,188,096

Poland (0.51%)
Dino Polska SA(a)(b)(c)	146,023	2,168,568
PGS Software SA	120,487	434,601
Wawel SA	3,856	1,205,834
		3,809,003

Singapore (0.56%)
CSE Global, Ltd.	3,525,250	1,079,569
Riverstone Holdings, Ltd.	3,984,200	3,101,746
		4,181,315

South Africa (0.77%)
Cartrack Holdings, Ltd.	3,219,400	3,283,220
EOH Holdings, Ltd.	167,000	1,365,399
Italtile, Ltd.	1,177,166	1,133,509
		5,782,128

South Korea (2.25%)
Daewon Pharmaceutical Co., Ltd.	97,762	1,642,398
Hy‐Lok Corp.	242,907	5,003,357
ISC Co., Ltd.	143,308	3,284,795
	Shares	Value (Note 2)
South Korea (continued)
Koh Young Technology, Inc.	39,781	$2,282,240
LEENO Industrial, Inc.	46,500	2,061,034
Loen Entertainment, Inc.	31,500	2,522,139
		16,795,963

Sweden (2.86%)
AddTech AB, Class B	182,127	3,552,850
Beijer Alma AB	85,931	2,511,793
Bufab AB	255,108	2,859,530
HIQ International AB	203,792	1,363,022
Hoist Finance AB(b)(c)	247,700	2,745,814
Indutrade AB	154,800	3,821,205
Moberg Pharma AB(a)	255,657	1,580,084
Nibe Industrier AB, Class B	294,000	2,805,705
TF Bank AB(b)	10,302	125,046
		21,365,049

Switzerland (1.25%)
Luxoft Holding, Inc.(a)	44,200	2,782,390
VZ Holding AG	15,775	5,081,868
Wizz Air Holdings PLC(a)(b)(c)	43,700	1,500,833
		9,365,091

Taiwan (1.51%)
ASPEED Technology, Inc.	66,237	1,539,911
Cub Elecparts, Inc.	229,473	2,849,841
Dr. Wu Skincare Co., Ltd.	84,500	460,342
Sinmag Equipment Corp.	330,842	1,961,243
Sporton International, Inc.	725,990	3,618,469
TSC Auto ID Technology Co., Ltd.	125,000	869,335
		11,299,141

Thailand (0.75%)
Ananda Development PCL	23,099,000	3,456,885
Premier Marketing PCL	6,383,700	2,186,954
		5,643,839

United Arab Emirates (0.22%)
Aramex PJSC	1,162,100	1,676,843

United States (25.20%)
Aratana Therapeutics, Inc.(a)	282,375	1,906,031
Bank of the Ozarks, Inc.	56,275	2,428,266
BioDelivery Sciences International, Inc.(a)	543,200	1,846,880
Diamond Hill Investment Group, Inc.	18,925	3,737,687
Dril‐Quip, Inc.(a)	26,450	1,179,670
Entellus Medical, Inc.(a)	134,246	2,356,017
EPAM Systems, Inc.(a)	75,850	6,517,790
ExlService Holdings, Inc.(a)	52,700	3,032,885
Fastenal Co.	127,325	5,469,882
First Republic Bank	109,475	10,983,627
FirstCash, Inc.	178,813	10,397,976

	Shares	Value (Note 2)
United States (continued)
Genpact, Ltd.	52,450	$1,521,050
Gentex Corp.	220,250	3,748,655
Hackett Group, Inc.	120,650	1,981,073
Hamilton Lane, Inc., Class A	106,400	2,389,744
Hibbett Sports, Inc.(a)	74,683	1,165,055
Hingham Institution for Savings	17,900	3,166,510
Home BancShares, Inc.	173,800	4,310,240
IDEX Corp.	40,600	4,731,524
Inphi Corp.(a)	123,600	4,746,240
Kinsale Capital Group, Inc.	70,550	2,745,806
Knight Transportation, Inc.	269,870	9,620,865
LeMaitre Vascular, Inc.	87,858	3,169,038
LGI Homes, Inc.(a)	80,351	3,559,549
Littelfuse, Inc.	11,900	2,144,142
LKQ Corp.(a)	79,900	2,761,344
MarketAxess Holdings, Inc.	39,900	8,095,311
MEDNAX, Inc.(a)	94,275	4,429,040
Microchip Technology, Inc.	60,045	4,806,002
MSC Industrial Direct Co., Inc., Class A	86,350	6,148,984
NV5 Global, Inc.(a)	57,800	2,401,590
Paycom Software, Inc.(a)	61,800	4,331,562
Power Integrations, Inc.	208,475	14,728,759
PRA Group, Inc.(a)	149,525	5,861,380
Resources Connection, Inc.	34,375	458,906
Signature Bank(a)	27,400	3,797,092
Silicon Laboratories, Inc.(a)	75,140	5,643,014
Spirit Airlines, Inc.(a)	55,075	2,139,664
Sportsman's Warehouse Holdings, Inc.(a)	776,200	3,516,186
Sprouts Farmers Market, Inc.(a)	152,475	3,670,073
STAAR Surgical Co.(a)	270,895	2,776,674
SVB Financial Group(a)	20,375	3,635,715
TriMas Corp.(a)	145,225	3,536,229
Universal Logistics Holdings, Inc.	278,534	4,052,670
Veracyte, Inc.(a)	147,402	1,179,216
Virtusa Corp.(a)	47,425	1,572,139
		188,397,752

Vietnam (0.41%)
DHG Pharmaceutical JSC	128,530	658,302
Vietnam Dairy Products JSC	358,800	2,409,208
		3,067,510

TOTAL COMMON STOCKS (Cost $525,246,363)		732,986,470
TOTAL INVESTMENTS (98.04%) (Cost $525,246,363)	$732,986,470

Other Assets In Excess Of Liabilities (1.96%)	14,650,693

NET ASSETS (100.00%)	$747,637,163

(a)	Non-Income Producing Security.
(b)
Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.  The security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of July 31, 2017, the aggregate market value of those securities was $29,059,487, representing 3.89% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2017, these securities had a total aggregate market value of $24,635,285 representing 3.30% of net assets.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolios of Investments.

Grandeur Peak Global Reach Fund
PORTFOLIO OF INVESTMENTS
July 31, 2017 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (97.74%)
Argentina (0.39%)
Globant SA(a)	29,213	$1,342,922

Australia (1.52%)
Australian Ethical Investment, Ltd.	4,878	445,654
Beacon Lighting Group, Ltd.	477,900	519,955
Blue Sky Alternative Investments, Ltd.	115,000	862,040
CTI Logistics, Ltd.	323,146	240,421
Greencross, Ltd.	196,400	906,583
Mitula Group, Ltd.(a)	1,381,173	707,161
Monash IVF Group, Ltd.	206,100	262,159
National Storage REIT	420,789	503,264
Reject Shop, Ltd.	204,953	801,777
		5,249,014

Austria (0.52%)
Palfinger AG	38,148	1,781,548

Bangladesh (0.20%)
Square Pharmaceuticals, Ltd.	195,018	677,740

Belgium (0.28%)
Melexis NV	11,185	962,342

Brazil (0.52%)
M Dias Branco SA	78,500	1,273,531
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	33,110	179,334
Wiz Solucoes e Corretagem de Seguros SA	53,600	340,334
		1,793,199

Britain (9.69%)
AB Dynamics PLC	103,406	825,425
Abcam PLC	52,389	709,884
Arrow Global Group PLC	197,151	1,136,079
Ascential PLC	279,200	1,322,472
B&M European Value Retail SA	241,600	1,147,562
Bioventix PLC	13,000	323,748
Burford Capital, Ltd.	51,500	738,607
Clinigen Group PLC	288,930	3,819,768
Close Brothers Group PLC	52,019	1,056,962
Diploma PLC	68,800	980,367
dotdigital group PLC	1,335,656	1,242,397
EMIS Group PLC	53,596	671,081
Horizon Discovery Group PLC(a)	212,900	723,318
IDOX PLC	550,000	473,500
	Shares	Value (Note 2)
Britain (continued)
Intertek Group PLC	17,900	$1,015,779
Metro Bank PLC(a)	65,000	3,106,264
Morses Club PLC	428,000	647,997
Mortgage Advice Bureau Holdings, Ltd.	25,289	154,236
Motorpoint group PLC(b)	172,653	325,752
On the Beach Group PLC(b)(c)	327,200	2,007,441
Oxford Immunotec Global PLC(a)	68,850	1,156,680
Premier Technical Services Group PLC	967,900	1,660,162
Purplebricks Group PLC(a)	154,100	975,934
River & Mercantile Group PLC	84,200	397,715
RPS Group PLC	195,399	704,464
S&U PLC	18,000	448,623
Sanne Group PLC	292,973	2,671,052
Secure Trust Bank PLC	24,000	612,255
Softcat PLC	129,138	681,539
Ultra Electronics Holdings PLC	29,650	820,351
WANdisco PLC(a)	100,245	889,471
		33,446,885

Canada (2.31%)
Biosyent, Inc.(a)	113,100	778,342
Birchcliff Energy, Ltd.	150,500	736,355
Cipher Pharmaceuticals, Inc.(a)	160,200	695,153
DIRTT Environmental Solutions(a)	248,900	1,185,856
Ritchie Bros Auctioneers, Inc.	37,025	1,045,216
Spartan Energy Corp.(a)	227,700	1,167,037
Stantec, Inc.	58,320	1,483,786
TFI International, Inc.	37,196	874,445
		7,966,190

China (6.38%)
BBI Life Sciences Corp.(b)	6,405,500	1,426,943
BrightKing Holdings, Ltd.(a)	424,312	1,042,670
China Medical System Holdings, Ltd.	1,860,000	3,176,678
CSPC Pharmaceutical Group, Ltd.	1,014,000	1,581,211
Essex Bio-technology, Ltd.	1,529,000	831,957
Lida Holdings, Ltd.(a)	220,000	819,659
Man Wah Holdings, Ltd.	6,967,200	6,020,971
O2Micro International, Ltd., ADR(a)	292,039	551,954
On-Bright Electronics, Inc.	206,400	1,483,294
Shanghai Haohai Biological Technology Co., Ltd., Class H(b)(c)	171,700	907,872
Silergy Corp.	120,925	2,362,794
Xiabuxiabu Catering Management China Holdings Co., Ltd.(b)(c)	1,831,000	1,833,157
		22,039,160

	Shares	Value (Note 2)
Colombia (1.11%)
Amerisur Resources PLC(a)	4,567,800	$1,084,817
Gran Tierra Energy, Inc.(a)	386,195	911,420
Parex Resources, Inc.(a)	149,861	1,843,888
		3,840,125

Egypt (0.43%)
Commercial International Bank Egypt SAE	147,762	692,003
Integrated Diagnostics Holdings PLC(b)(c)	201,400	797,040
		1,489,043

Finland (0.43%)
Ferratum OYJ(b)	25,400	691,577
Metso OYJ	24,600	782,786
		1,474,363

France (1.49%)
Alten SA	10,400	898,126
Esker SA	23,409	1,388,074
Infotel SA	15,660	849,982
Medicrea International(a)	68,768	391,571
Neurones	17,282	590,226
Thermador Groupe	9,404	1,035,320
		5,153,299

Georgia (0.95%)
BGEO Group PLC	28,700	1,305,268
Georgia Healthcare Group PLC(a)(b)(c)	102,948	515,474
TBC Bank Group PLC	65,290	1,442,906
		3,263,648

Germany (3.27%)
Aroundtown Property Holdings PLC	144,177	853,384
CANCOM SE	11,400	750,340
GRENKE AG	25,800	2,230,793
Nexus AG	32,485	999,850
Norma Group SE	42,460	2,577,548
PATRIZIA Immobilien AG(a)	42,604	770,894
publity AG	15,300	694,601
Wirecard AG	31,496	2,411,967
		11,289,377

Greece (0.50%)
Sarantis SA	119,670	1,742,485

Hong Kong (2.44%)
International Housewares Retail Co., Ltd.	8,915,000	1,677,812
Jacobson Pharma Corp., Ltd.(b)	3,565,000	931,095
Plover Bay Technologies, Ltd.(b)	2,494,000	504,496
Samsonite International SA	361,800	1,516,996
TK Group Holdings, Ltd.	3,244,000	1,324,878
	Shares	Value (Note 2)
Hong Kong (continued)
Value Partners Group, Ltd.	696,000	$647,811
Vitasoy International Holdings, Ltd.	847,000	1,810,941
		8,414,029

India (7.16%)
Advanced Enzyme Technologies, Ltd.(a)(b)	75,000	367,101
Alkem Laboratories, Ltd.	33,482	956,163
Bajaj Finance, Ltd.	54,500	1,446,877
Byke Hospitality, Ltd.	756,500	2,406,838
City Union Bank, Ltd.	302,940	832,774
Control Print, Ltd.	146,500	909,241
Cyient, Ltd.	181,100	1,481,660
Essel Propack, Ltd.	212,042	813,776
Hinduja Global Solutions, Ltd.	68,789	560,971
Igarashi Motors India, Ltd.	66,087	1,042,691
Indiabulls Housing Finance, Ltd.	21,000	384,720
Inox Wind, Ltd.(a)	194,698	417,462
Kellton Tech Solutions, Ltd.(a)	269,512	429,782
Kovai Medical Center and Hospital	18,322	385,569
Kwality, Ltd.	180,814	410,805
L&T Finance Holdings, Ltd.	290,500	792,463
L&T Technology Services, Ltd.(b)(c)	78,000	925,464
Poly Medicure, Ltd.	190,208	653,040
Somany Ceramics, Ltd.	104,500	1,306,835
Time Technoplast, Ltd.	673,285	1,722,799
Vaibhav Global, Ltd.(a)	102,142	847,929
Vakrangee, Ltd.	116,000	797,880
Vesuvius India, Ltd.	34,043	753,840
WNS Holdings, Ltd., ADR(a)	77,225	2,668,124
Yes Bank, Ltd.	50,500	1,424,442
		24,739,246

Indonesia (2.66%)
Arwana Citramulia Tbk PT	21,429,600	710,889
Astra Graphia Tbk PT	1,942,500	244,927
Bank Rakyat Indonesia Persero Tbk PT	345,000	382,571
Delfi, Ltd.	1,017,500	1,501,679
Hexindo Adiperkasa Tbk PT	1,406,900	438,204
Indonesia Pondasi Raya Tbk PT	4,331,200	451,844
Panin Sekuritas Tbk PT	1,810,000	380,366
Sarana Menara Nusantara Tbk Pt	2,740,000	824,632
Selamat Sempurna Tbk PT	29,693,300	2,507,127
Surya Toto Indonesia Tbk PT	12,250,000	400,856
Tempo Scan Pacific Tbk PT	5,739,800	833,572
Ultrajaya Milk Industry & Trading Co. Tbk PT	1,368,700	513,622
		9,190,289

	Shares	Value (Note 2)
Ireland (0.44%)
Irish Residential Properties REIT PLC	962,077	$1,526,137

Israel (1.50%)
IDI Insurance Co., Ltd.	6,162	351,422
Kornit Digital, Ltd.(a)	74,385	1,539,769
Wix.com, Ltd.(a)	53,375	3,293,238
		5,184,429

Italy (0.63%)
Brembo SpA	108,750	1,673,599
Telit Communications PLC	138,900	499,854
		2,173,453

Japan (6.48%)
Abist Co., Ltd.	5,500	221,257
AIT Corp.	70,200	685,794
Amiyaki Tei Co., Ltd.	31,800	1,214,368
Anest Iwata Corp.	42,200	393,502
Anshin Guarantor Service Co., Ltd.	101,000	501,129
Arcland Service Holdings Co., Ltd.	45,600	793,331
Create SD Holdings Co., Ltd.	47,300	1,197,463
CyberAgent, Inc.	17,000	526,600
Dip Corp.	14,800	312,526
Encourage Technologies Co., Ltd.	23,400	447,008
Future Corp.	77,800	629,485
Hard Off Corp. Co., Ltd.	213,000	2,208,345
Interworks, Inc.	32,200	329,171
Japan Lifeline Co., Ltd.	11,800	543,734
M&A Capital Partners Co., Ltd.(a)	31,100	1,416,137
Macromill, Inc.	24,600	557,179
MISUMI Group, Inc.	67,800	1,682,623
Nihon M&A Center, Inc.	65,200	2,616,989
Prestige International, Inc.	63,900	700,179
Quick Co., Ltd.	39,000	560,352
SK Kaken Co., Ltd.	2,000	186,403
Synchro Food Co., Ltd.(a)	42,500	782,575
Syuppin Co., Ltd.	129,400	2,659,716
Trancom Co., Ltd.	9,300	459,749
Trust Tech, Inc.	17,000	357,595
Zenkoku Hosho Co., Ltd.	9,000	386,956
		22,370,166

Jordan (0.19%)
Hikma Pharmaceuticals PLC	34,900	650,185

Kenya (0.23%)
Safaricom, Ltd.	3,427,700	807,642

Luxembourg (0.21%)
Grand City Properties SA	34,400	713,056
	Shares	Value (Note 2)
Malaysia (0.55%)
AEON Credit Service M Bhd	222,900	$708,032
Berjaya Food Bhd	923,700	302,039
CB Industrial Product Holding Bhd	876,633	415,641
Scicom MSC Bhd	934,000	486,470
		1,912,182

Mexico (0.53%)
Banregio Grupo Financiero SAB de CV	182,857	1,198,469
Unifin Financiera SAB de CV SOFOM ENR	195,650	637,312
		1,835,781

Netherlands (1.02%)
Aalberts Industries NV	61,382	2,681,304
Shop Apotheke Europe NV(a)(c)	18,700	844,530
		3,525,834

New Zealand (2.54%)
CBL Corp., Ltd.	1,590,836	4,336,827
Fisher & Paykel Healthcare Corp., Ltd.	47,428	390,735
Restaurant Brands New Zealand, Ltd.	367,658	1,772,634
Trilogy International, Ltd.	1,145,563	2,288,446
		8,788,642

Norway (2.23%)
Medistim ASA	75,150	716,820
Multiconsult ASA(b)(c)	63,000	727,122
Nordic Semiconductor ASA(a)	139,000	687,677
Norwegian Finans Holding ASA(a)	67,400	724,330
Skandiabanken ASA(b)(c)	430,800	4,848,853
		7,704,802

Oman (0.29%)
Tethys Oil AB	137,900	994,906

Pakistan (0.23%)
Akzo Nobel Pakistan, Ltd.	187,900	441,137
Meezan Bank, Ltd.	466,000	355,071
		796,208

Peru (0.56%)
Alicorp SAA	482,379	1,237,022
Credicorp, Ltd.	3,700	685,018
		1,922,040

Philippines (1.94%)
Concepcion Industrial Corp.	1,147,920	1,661,822
Holcim Philippines, Inc.	2,549,400	651,749
Pepsi-Cola Products Philippines, Inc.	13,292,100	842,939
Pryce Corp.(a)	5,447,000	722,165

	Shares	Value (Note 2)
Philippines (continued)
Puregold Price Club, Inc.	860,700	$804,241
Robinsons Land Corp.	616,300	313,891
Security Bank Corp.	369,700	1,714,423
		6,711,230

Poland (1.22%)
Dino Polska SA(a)(b)(c)	145,618	2,162,553
LiveChat Software SA	50,150	753,139
PGS Software SA	138,887	500,971
Wawel SA	2,541	794,612
		4,211,275

Russia (0.16%)
MD Medical Group Investments PLC, GDR(b)	14,755	129,254
TCS Group Holding PLC, GDR(b)	33,000	430,650
		559,904

Singapore (0.33%)
CSE Global, Ltd.	1,303,300	399,122
Riverstone Holdings, Ltd.	947,800	737,873
		1,136,995

South Africa (1.79%)
ARB Holdings, Ltd.	2,093,266	976,844
Blue Label Telecoms, Ltd.	564,502	725,184
Capitec Bank Holdings, Ltd.	4,800	313,155
Cartrack Holdings, Ltd.	1,471,000	1,500,161
Clicks Group, Ltd.	81,600	924,186
EOH Holdings, Ltd.	68,600	560,876
Interwaste Holdings, Ltd.(a)	5,043,434	298,502
Italtile, Ltd.	921,472	887,298
		6,186,206

South Korea (2.42%)
Daebongls Co., Ltd.	34,900	310,936
Daewon Pharmaceutical Co., Ltd.	44,980	755,662
Hanssem Co., Ltd.	3,300	519,012
Hy-Lok Corp.	37,840	779,422
Interpark Holdings Corp.	96,500	494,120
ISC Co., Ltd.	67,830	1,554,747
i-SENS, Inc.	8,450	205,388
Koh Young Technology, Inc.	14,143	811,385
Loen Entertainment, Inc.	16,000	1,281,087
Mando Corp.	4,500	1,031,455
Vitzrocell Co., Ltd.(a)(d)	88,536	602,279
		8,345,493

Spain (0.00%)(e)
Let's GOWEX SA(a)(d)(f)	10,700	13

Sri Lanka (0.62%)
Hemas Holdings PLC	1,037,261	993,015
	Shares	Value (Note 2)
Sri Lanka (continued)
Royal Ceramics Lanka PLC	1,352,145	$1,144,766
		2,137,781

Sweden (2.46%)
Avanza Bank Holding Ab	15,800	651,859
Bufab AB	74,698	837,297
HIQ International AB	90,026	602,121
Hoist Finance AB(b)(c)	98,300	1,089,679
Indutrade AB	36,300	896,058
Moberg Pharma AB(a)	111,100	686,652
Sweco AB, Class B	54,500	1,331,820
Swedencare AB(a)	172,900	511,817
TF Bank AB(b)	96,300	1,168,892
Vitec Software Group AB, Class B	67,500	712,722
		8,488,917

Switzerland (1.03%)
Luxoft Holding, Inc.(a)	21,100	1,328,245
VZ Holding AG	1,250	402,684
Wizz Air Holdings PLC(a)(b)(c)	53,400	1,833,969
		3,564,898

Taiwan (2.78%)
ASPEED Technology, Inc.	45,771	1,064,107
Bioteque Corp.	82,000	231,101
Cub Elecparts, Inc.	102,944	1,278,469
Dr. Wu Skincare Co., Ltd.	190,000	1,035,088
I Yuan Precision Ind Co., Ltd.	132,000	496,167
Sinmag Equipment Corp.	169,371	1,004,037
Sitronix Technology Corp.	312,000	997,102
Sporton International, Inc.	274,346	1,367,391
Test Research, Inc.	409,440	488,147
TSC Auto ID Technology Co., Ltd.	57,600	400,589
TTFB Co., Ltd.(a)	148,000	1,235,151
		9,597,349

Thailand (0.81%)
Ananda Development PCL	6,517,100	975,318
Premier Marketing PCL	2,698,100	924,326
Srisawad Power Corp. PCL	570,960	905,087
		2,804,731

Turkey (0.20%)
Anadolu Hayat Emeklilik AS	213,300	403,042
AvivaSA Emeklilik ve Hayat AS	53,534	303,466
		706,508

United States (20.97%)
Acacia Communications, Inc.(a)	8,475	370,951
Aratana Therapeutics, Inc.(a)	134,150	905,512
Axalta Coating Systems, Ltd.(a)	44,125	1,389,938
Bank of the Ozarks, Inc.	38,075	1,642,936

	Shares	Value (Note 2)
United States (continued)
BG Staffing, Inc.	38,025	$633,496
BioDelivery Sciences International, Inc.(a)	363,775	1,236,835
BofI Holding, Inc.(a)	33,000	919,710
Dril-Quip, Inc.(a)	9,225	411,435
Edwards Lifesciences Corp.(a)	6,825	786,103
Entellus Medical, Inc.(a)	23,898	419,410
EPAM Systems, Inc.(a)	24,650	2,118,174
ePlus, Inc.(a)	8,592	695,093
Escalade, Inc.	71,167	878,912
Evolent Health, Inc., Class A(a)	12,375	305,662
ExlService Holdings, Inc.(a)	17,325	997,054
Fastenal Co.	39,225	1,685,106
First of Long Island Corp.	23,775	664,511
First Republic Bank	39,600	3,973,068
FirstCash, Inc.	59,100	3,436,665
GBGI, Ltd.(a)	692,460	1,635,401
Genpact, Ltd.	12,100	350,900
Gentex Corp.	80,850	1,376,067
Hackett Group, Inc.	43,575	715,501
Hamilton Lane, Inc., Class A	21,525	483,451
Hingham Institution for Savings	7,500	1,326,750
Home BancShares, Inc.	37,950	941,160
Inphi Corp.(a)	70,150	2,693,760
K2M Group Holdings, Inc.(a)	21,800	530,394
Kinsale Capital Group, Inc.	74,850	2,913,162
Knight Transportation, Inc.	32,575	1,161,299
LeMaitre Vascular, Inc.	15,343	553,422
LGI Homes, Inc.(a)	21,025	931,407
Littelfuse, Inc.	3,700	666,666
MarketAxess Holdings, Inc.	8,655	1,756,013
MEDNAX, Inc.(a)	43,400	2,038,932
Microchip Technology, Inc.	14,250	1,140,570
Monro Muffler Brake, Inc.	27,600	1,286,160
MSC Industrial Direct Co., Inc., Class A	18,750	1,335,187
NV5 Global, Inc.(a)	22,650	941,107
NxStage Medical, Inc.(a)	27,250	641,737
Palo Alto Networks, Inc.(a)	4,175	550,182
Patrick Industries, Inc.(a)	7,625	580,263
Paycom Software, Inc.(a)	22,750	1,594,548
Power Integrations, Inc.	34,590	2,443,784
PRA Group, Inc.(a)	15,275	598,780
Proto Labs, Inc.(a)	27,950	2,065,505
Qualys, Inc.(a)	23,825	956,574
Seacoast Commerce Banc Holdings	44,700	920,820
ServisFirst Bancshares, Inc.	18,775	682,284
Signature Bank(a)	6,850	949,273
Silicon Laboratories, Inc.(a)	20,175	1,515,143
Spirit Airlines, Inc.(a)	16,475	640,054
Sportsman's Warehouse Holdings, Inc.(a)	116,300	526,839
Sprouts Farmers Market, Inc.(a)	35,650	858,096
	Shares	Value (Note 2)
United States (continued)
STAAR Surgical Co.(a)	53,279	$546,110
SVB Financial Group(a)	11,175	1,994,067
Synaptics, Inc.(a)	8,325	437,978
Transcat, Inc.(a)	119,952	1,559,376
Trecora Resources(a)	43,561	503,130
TriMas Corp.(a)	63,025	1,534,659
Under Armour, Inc., Class A(a)	35,300	706,706
Veracyte, Inc.(a)	107,129	857,032
Virtusa Corp.(a)	15,725	521,284
		72,432,104

Vietnam (1.13%)
DHG Pharmaceutical JSC	65,119	333,525
Lix Detergent JSC	577,800	1,225,440
Nui Nho Stone JSC	130,340	337,227
Taisun Int'l Holding Corp.(a)	114,000	502,128
Vietnam Dairy Products JSC	222,291	1,492,601
		3,890,921

TOTAL COMMON STOCKS (Cost $261,209,301)		337,534,692

PREFERRED STOCKS (0.22%)
Germany (0.22%)
FUCHS PETROLUB SE	12,600	748,778

TOTAL PREFERRED STOCKS (Cost $656,398)		748,778

	Principal Amount	Value (Note 2)
CORPORATE BONDS (0.27%)
Germany (0.27%)
publity AG
3.50%, 11/17/2020	$800,000	$948,935

TOTAL CORPORATE BONDS (Cost $878,800)		948,935

TOTAL INVESTMENTS (98.23%) (Cost $262,744,499)		$339,232,405

Other Assets In Excess Of Liabilities (1.77%)		6,096,381

NET ASSETS (100.00%)		$345,328,786

(a)	Non-Income Producing Security.

(b)

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.  The security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of July 31, 2017, the aggregate market value of those securities was $23,624,384, representing 6.84% of net assets.

(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2017, these securities had a total aggregate market value of $18,493,154 representing 5.36% of net assets.

(d)	Fair valued security under the procedures approved by the Fund's Board of Trustees.
(e)	Less than 0.005%.
(f)	Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolios of Investments.

Grandeur Peak Global Stalwarts Fund
PORTFOLIO OF INVESTMENTS
July 31, 2017 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (96.31%)
Argentina (0.58%)
Globant SA(a)	16,350	$751,610

Australia (0.39%)
Magellan Financial Group, Ltd.	23,885	504,642

Bangladesh (0.39%)
Square Pharmaceuticals, Ltd.	144,203	501,144

Belgium (0.71%)
Melexis NV	10,684	919,237

Brazil (0.97%)
M Dias Branco SA	33,200	538,614
Raia Drogasil SA	31,800	705,069
		1,243,683
Britain (7.29%)
Abcam PLC	52,725	714,437
Ascential PLC	100,306	475,114
B&M European Value Retail SA	505,300	2,400,095
Burford Capital, Ltd.	15,300	219,431
Close Brothers Group PLC	32,580	661,985
Diploma PLC	115,750	1,649,383
Intertek Group PLC	18,000	1,021,453
Metro Bank PLC(a)	20,100	960,553
Ultra Electronics Holdings PLC	46,475	1,285,862
		9,388,313

Canada (5.57%)
Birchcliff Energy, Ltd.	68,549	335,391
Gildan Activewear, Inc.	31,059	935,943
Ritchie Bros Auctioneers, Inc.	73,200	2,066,436
Spartan Energy Corp.(a)	89,831	460,413
Stantec, Inc.	96,742	2,461,325
TFI International, Inc.	39,026	917,467
		7,176,975

China (6.70%)
China Medical System Holdings, Ltd.	943,000	1,610,542
CSPC Pharmaceutical Group, Ltd.	500,000	779,690
Ctrip.com International, Ltd., ADR(a)	11,400	680,922
Man Wah Holdings, Ltd.	2,913,800	2,518,071
Silergy Corp.	78,000	1,524,068
Tencent Holdings, Ltd.	18,600	746,305
	Shares	Value (Note 2)
China (continued)
Yum China Holdings, Inc.(a)	21,600	$773,064
		8,632,662

Colombia (0.68%)
Parex Resources, Inc.(a)	71,095	874,752

Egypt (0.24%)
Commercial International Bank Egypt SAE	66,062	309,383

Finland (0.43%)
Metso OYJ	17,286	550,050

France (1.92%)
Alten SA	17,232	1,488,126
BioMerieux	2,150	474,038
Bureau Veritas SA	22,550	513,740
		2,475,904

Georgia (0.69%)
BGEO Group PLC	19,500	886,855

Germany (4.91%)
Aroundtown Property Holdings PLC	117,654	696,395
CTS Eventim AG & Co. KGaA	10,500	486,507
GRENKE AG	17,700	1,530,427
Norma Group SE	24,190	1,468,462
PATRIZIA Immobilien AG(a)	56,084	1,014,806
Wirecard AG	14,750	1,129,556
		6,326,153

Hong Kong (3.97%)
Samsonite International SA	317,500	1,331,250
Value Partners Group, Ltd.	2,516,900	2,342,636
Vitasoy International Holdings, Ltd.	670,500	1,433,573
		5,107,459

India (6.11%)
AIA Engineering, Ltd.	19,743	446,340
Alkem Laboratories, Ltd.	33,024	943,083
Bajaj Finance, Ltd.	36,200	961,045
City Union Bank, Ltd.	113,200	311,184
CRISIL, Ltd.	14,500	419,915
Indiabulls Housing Finance, Ltd.	47,200	864,703
L&T Finance Holdings, Ltd.	184,500	503,303
Vakrangee, Ltd.	102,000	701,584
WNS Holdings, Ltd., ADR(a)	33,275	1,149,651
Yes Bank, Ltd.	55,700	1,571,118
		7,871,926

	Shares	Value (Note 2)
Indonesia (0.59%)
Bank Rakyat Indonesia Persero Tbk PT	402,100	$445,889
Delfi, Ltd.	212,600	313,766
		759,655

Israel (0.48%)
Wix.com, Ltd.(a)	10,050	620,085

Italy (1.74%)
Brembo SpA	114,555	1,762,935
DiaSorin SpA	5,473	476,850
		2,239,785

Japan (8.19%)
Create SD Holdings Co., Ltd.	30,800	779,743
CyberAgent, Inc.	18,200	563,772
Dip Corp.	43,600	920,684
Ezaki Glico Co., Ltd.	13,500	710,236
MISUMI Group, Inc.	69,700	1,729,777
Nihon M&A Center, Inc.	91,700	3,680,643
Seria Co., Ltd.	19,800	982,412
Suruga Bank, Ltd.	26,100	630,216
Tokyo Century Corp.	12,800	545,694
		10,543,177

Jordan (0.32%)
Hikma Pharmaceuticals PLC	21,900	407,996

Luxembourg (0.98%)
Grand City Properties SA	43,600	903,757
L'Occitane International SA	152,400	353,157
		1,256,914

Mexico (0.60%)
Banregio Grupo Financiero SAB de CV	118,000	773,388

Netherlands (1.38%)
Aalberts Industries NV	40,563	1,771,884

New Zealand (0.36%)
Fisher & Paykel Healthcare Corp., Ltd.	56,237	463,307

Norway (0.41%)
Norwegian Finans Holding ASA(a)	49,600	533,038

Peru (1.02%)
Alicorp SAA	259,413	665,244
Credicorp, Ltd.	3,525	652,618
		1,317,862

Philippines (2.82%)
Puregold Price Club, Inc.	980,000	915,716
	Shares	Value (Note 2)
Philippines (continued)
Robinsons Land Corp.	773,000	$393,700
Robinsons Retail Holdings, Inc.	477,900	820,177
Security Bank Corp.	324,300	1,503,888
		3,633,481

Poland (0.42%)
AmRest Holdings SE(a)	5,200	534,859

South Africa (0.44%)
EOH Holdings, Ltd.	69,650	569,461

South Korea (2.20%)
BGF retail Co., Ltd.	5,500	454,135
Hanssem Co., Ltd.	3,350	526,875
LG Household & Health Care, Ltd.	1,100	974,130
Loen Entertainment, Inc.	5,401	432,447
Mando Corp.	1,950	446,964
		2,834,551

Sweden (1.66%)
Indutrade AB	44,325	1,094,153
Nibe Industrier AB, Class B	41,808	398,983
Sweco AB, Class B	26,600	650,026
		2,143,162

Switzerland (1.52%)
Luxoft Holding, Inc.(a)	10,400	654,680
VZ Holding AG	1,890	608,858
Wizz Air Holdings PLC(a)(b)(c)	20,200	693,748
		1,957,286

Taiwan (0.43%)
Largan Precision Co., Ltd.	3,000	547,433

Thailand (0.43%)
Srisawad Power Corp. PCL	346,320	548,987

United States (28.00%)
Amazon.com, Inc.(a)	1,000	987,780
Axalta Coating Systems, Ltd.(a)	25,875	815,063
Bank of the Ozarks, Inc.	13,800	595,470
BofI Holding, Inc.(a)	16,550	461,248
Dollar Tree, Inc.(a)	14,075	1,014,526
Dril-Quip, Inc.(a)	6,850	305,510
Edwards Lifesciences Corp.(a)	6,625	763,067
EPAM Systems, Inc.(a)	17,025	1,462,958
Fastenal Co.	22,425	963,378
First Republic Bank	32,550	3,265,741
FirstCash, Inc.	33,528	1,949,653
Genpact, Ltd.	15,175	440,075
Gentex Corp.	48,575	826,746
Home BancShares, Inc.	20,337	504,358
IDEX Corp.	6,575	766,250

	Shares	Value (Note 2)
United States (continued)
Inphi Corp.(a)	17,150	$658,560
Knight Transportation, Inc.	50,350	1,794,977
Littelfuse, Inc.	4,675	842,342
LKQ Corp.(a)	34,050	1,176,768
Lululemon Athletica, Inc.(a)	8,450	520,858
MarketAxess Holdings, Inc.	7,175	1,455,736
MEDNAX, Inc.(a)	30,700	1,442,286
Microchip Technology, Inc.	12,775	1,022,511
Monro Muffler Brake, Inc.	21,400	997,240
MSC Industrial Direct Co., Inc., Class A	14,250	1,014,743
Palo Alto Networks, Inc.(a)	3,800	500,764
Paycom Software, Inc.(a)	9,800	686,882
Power Integrations, Inc.	33,675	2,379,139
PRA Group, Inc.(a)	27,700	1,085,840
Proto Labs, Inc.(a)	15,425	1,139,908
SEI Investments Co.	9,000	508,590
Signature Bank(a)	5,050	699,829
Silicon Laboratories, Inc.(a)	11,675	876,793
Sprouts Farmers Market, Inc.(a)	18,600	447,702
SVB Financial Group(a)	4,825	860,973
Tyler Technologies, Inc.(a)	3,325	571,268
Under Armour, Inc., Class A(a)	11,950	239,239
		36,044,771

Vietnam (0.77%)
Vietnam Dairy Products JSC	146,924	986,540

TOTAL COMMON STOCKS (Cost $103,097,275)		124,008,370

PREFERRED STOCKS (0.81%)
Brazil (0.30%)
Itau Unibanco Holding SA	32,445	388,610

Germany (0.51%)
FUCHS PETROLUB SE	11,000	653,695

TOTAL PREFERRED STOCKS (Cost $810,977)		1,042,305

TOTAL INVESTMENTS (97.12%) (Cost $103,908,252)		$125,050,675

Other Assets In Excess Of Liabilities (2.88%)		3,702,771

NET ASSETS (100.00%)		$128,753,446

(a)	Non-Income Producing Security.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2017, these securities had a total aggregate market value of $693,748 representing 0.54% of net assets.

(c)

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.  The security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of July 31, 2017, the aggregate market value of those securities was $693,748, representing 0.54% of net assets.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolios of Investments.

Grandeur Peak International Opportunities Fund
PORTFOLIO OF INVESTMENTS
July 31, 2017 (Unaudited)
	Shares	Value (Note 2)
COMMON STOCKS (95.82%)
Argentina (0.54%)
Globant SA(a)	98,475	$4,526,896

Australia (2.43%)
Blue Sky Alternative Investments, Ltd.	446,139	3,344,259
CTI Logistics, Ltd.	1,533,161	1,140,672
Greencross, Ltd.	983,600	4,540,299
Magellan Financial Group, Ltd.	208,400	4,403,077
Medical Developments International, Ltd.	520,709	2,116,162
National Storage REIT	3,467,918	4,147,632
Reject Shop, Ltd.	222,431	870,151
		20,562,252

Austria (1.20%)
Palfinger AG	218,040	10,182,676

Bangladesh (0.32%)
Square Pharmaceuticals, Ltd.	777,000	2,700,284

Belgium (0.76%)
Melexis NV	74,492	6,409,192

Brazil (1.08%)
M Dias Branco SA	92,400	1,499,035
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	382,470	2,071,582
Wiz Solucoes e Corretagem de Seguros SA	877,800	5,573,602
		9,144,219

Britain (11.64%)
Abcam PLC	229,666	3,112,030
Alliance Pharma PLC	3,193,134	2,169,707
Arrow Global Group PLC	1,445,501	8,329,673
Ascential PLC	660,800	3,129,977
B&M European Value Retail SA	1,374,500	6,528,657
Clinigen Group PLC	1,292,173	17,083,035
Close Brothers Group PLC	106,400	2,161,917
Diploma PLC	224,500	3,199,018
EMIS Group PLC	404,800	5,068,546
Intertek Group PLC	66,800	3,790,727
Metro Bank PLC(a)	108,800	5,199,409
Motorpoint group PLC(b)	850,495	1,604,665
On the Beach Group PLC(b)(c)	958,750	5,882,135
Oxford Immunotec Global PLC(a)	271,830	4,566,744
Purplebricks Group PLC(a)	575,900	3,647,245
	Shares	Value (Note 2)
Britain (continued)
River & Mercantile Group PLC	625,400	$2,954,048
RPS Group PLC	1,528,911	5,512,124
Sanne Group PLC	697,166	6,356,102
Secure Trust Bank PLC	122,300	3,119,947
Tracsis PLC	190,900	1,120,837
Ultra Electronics Holdings PLC	143,700	3,975,867
		98,512,410

Canada (3.24%)
Biosyent, Inc.(a)	374,000	2,573,828
Cipher Pharmaceuticals, Inc.(a)	753,500	3,269,649
DIRTT Environmental Solutions(a)	552,900	2,634,230
Richelieu Hardware, Ltd.	229,350	5,984,163
Spartan Energy Corp.(a)	412,533	2,114,366
Stantec, Inc.	291,710	7,421,729
TFI International, Inc.	145,200	3,413,525
		27,411,490

China (6.69%)
BBI Life Sciences Corp.(b)	14,481,500	3,226,022
BrightKing Holdings, Ltd.(a)	685,291	1,683,979
China Medical System Holdings, Ltd.	5,319,000	9,084,276
CSPC Pharmaceutical Group, Ltd.	3,206,000	4,999,370
Man Wah Holdings, Ltd.	20,661,800	17,855,681
O2Micro International, Ltd., ADR(a)	950,233	1,795,940
On-Bright Electronics, Inc.	678,000	4,872,448
Silergy Corp.	463,199	9,050,600
Xiabuxiabu Catering Management China Holdings Co., Ltd.(b)(c)	4,072,000	4,076,796
		56,645,112

Colombia (0.95%)
Gran Tierra Energy, Inc.(a)	1,178,037	2,780,167
Parex Resources, Inc.(a)	429,375	5,283,026
		8,063,193

Denmark (0.39%)
Ringkjoebing Landbobank A/S	63,320	3,331,173

Egypt (0.07%)
Integrated Diagnostics Holdings PLC(b)(c)	154,200	610,247

Finland (0.22%)
Ferratum OYJ(b)	69,000	1,878,692

France (2.78%)
Alten SA	51,300	4,430,180
Bureau Veritas SA	124,800	2,843,225
Esker SA	97,543	5,783,968
Infotel SA	37,200	2,019,115

	Shares	Value (Note 2)
France (continued)
Medicrea International(a)	162,535	$925,488
Neurones	57,747	1,972,213
Tessi SA	12,400	2,269,541
Thermador Groupe	30,029	3,305,998
		23,549,728

Georgia (1.10%)
BGEO Group PLC	149,511	6,799,721
TBC Bank Group PLC	113,800	2,514,975
		9,314,696

Germany (4.91%)
Aroundtown Property Holdings PLC	805,600	4,768,351
CANCOM SE	47,100	3,100,091
GRENKE AG	28,800	2,490,187
Nexus AG	262,256	8,071,932
Norma Group SE	93,303	5,663,989
PATRIZIA Immobilien AG(a)	186,894	3,381,735
publity AG	115,200	5,229,939
Wirecard AG	115,711	8,861,159
		41,567,383

Hong Kong (2.55%)
International Housewares Retail Co., Ltd.	13,447,000	2,530,738
Samsonite International SA	1,151,200	4,826,881
TK Group Holdings, Ltd.	5,555,000	2,268,711
Value Partners Group, Ltd.	8,740,000	8,134,865
Vitasoy International Holdings, Ltd.	1,797,338	3,842,826
		21,604,021

India (8.32%)
Alkem Laboratories, Ltd.	295,843	8,448,540
Bajaj Finance, Ltd.	286,260	7,599,687
Byke Hospitality, Ltd.	959,500	3,052,691
City Union Bank, Ltd.	1,630,821	4,483,081
Cyient, Ltd.	514,912	4,212,725
Essel Propack, Ltd.	729,500	2,799,679
Hinduja Global Solutions, Ltd.	303,026	2,471,161
Indiabulls Housing Finance, Ltd.	383,500	7,025,715
Kellton Tech Solutions, Ltd.(a)	668,779	1,066,481
Time Technoplast, Ltd.	3,395,734	8,688,992
Vaibhav Global, Ltd.(a)	186,684	1,549,752
Vakrangee, Ltd.	928,000	6,383,040
WNS Holdings, Ltd., ADR(a)	188,200	6,502,310
Yes Bank, Ltd.	217,500	6,134,974
		70,418,828

Indonesia (2.98%)
Arwana Citramulia Tbk PT	75,956,500	2,519,722
Astra Graphia Tbk PT	10,792,000	1,360,745
Bekasi Fajar Industrial Estate Tbk PT	68,518,500	1,594,171
	Shares	Value (Note 2)
Indonesia (continued)
Delfi, Ltd.	1,445,600	$2,133,491
Indonesia Pondasi Raya Tbk PT	19,353,900	2,019,057
Link Net Tbk PT	5,792,700	2,195,522
Lippo Cikarang Tbk PT(a)	2,189,000	721,233
Panin Sekuritas Tbk PT	8,494,000	1,784,990
Selamat Sempurna Tbk PT	69,686,300	5,883,900
Tempo Scan Pacific Tbk PT	19,383,500	2,815,001
Ultrajaya Milk Industry & Trading Co. Tbk PT	5,739,500	2,153,820
		25,181,652

Ireland (1.10%)
Irish Residential Properties REIT PLC	5,867,176	9,307,063

Israel (0.64%)
Sarine Technologies, Ltd.	1,358,600	1,523,870
Wix.com, Ltd.(a)	62,825	3,876,302
		5,400,172

Italy (0.75%)
Banca Sistema SpA(b)(c)	1,071,907	2,811,937
Brembo SpA	227,675	3,503,785
		6,315,722

Japan (10.62%)
AIT Corp.	500,200	4,886,529
Amiyaki Tei Co., Ltd.	88,800	3,391,065
Anest Iwata Corp.	145,400	1,355,809
Anshin Guarantor Service Co., Ltd.	375,000	1,860,629
Arcland Service Holdings Co., Ltd.	158,800	2,762,741
Create SD Holdings Co., Ltd.	166,700	4,220,234
CyberAgent, Inc.	108,900	3,373,337
Dip Corp.	102,000	2,153,894
Future Corp.	389,600	3,152,281
GCA Corp.	616,400	5,473,768
Hard Off Corp. Co., Ltd.	279,800	2,900,915
Japan Lifeline Co., Ltd.	65,700	3,027,403
M&A Capital Partners Co., Ltd.(a)	146,800	6,684,530
Macromill, Inc.	106,200	2,405,383
MISUMI Group, Inc.	223,700	5,551,664
Nihon M&A Center, Inc.	136,000	5,458,751
Prestige International, Inc.	518,600	5,682,514
Quick Co., Ltd.	278,400	4,000,051
SK Kaken Co., Ltd.	14,000	1,304,821
Synchro Food Co., Ltd.(a)	113,800	2,095,460
Syuppin Co., Ltd.	240,800	4,949,456
Tokyo Century Corp.	104,500	4,455,077
Trancom Co., Ltd.	104,590	5,170,443
Trust Tech, Inc.	168,600	3,546,496
		89,863,251

	Shares	Value (Note 2)
Luxembourg (0.80%)
Grand City Properties SA	187,800	$3,892,785
L'Occitane International SA	1,238,712	2,870,473
		6,763,258

Malaysia (1.52%)
AEON Credit Service M Bhd	1,117,560	3,549,881
Berjaya Food Bhd	2,056,016	672,293
CB Industrial Product Holding Bhd	3,120,200	1,479,390
My EG Services Bhd	10,250,400	5,171,287
Scicom MSC Bhd	3,754,500	1,955,514
		12,828,365

Mexico (1.24%)
Banregio Grupo Financiero SAB de CV	560,065	3,670,742
Credito Real SAB de CV SOFOM ER	3,841,140	6,803,041
		10,473,783

Netherlands (0.66%)
Aalberts Industries NV	128,397	5,608,671

New Zealand (1.58%)
CBL Corp., Ltd.	1,542,256	4,204,392
Restaurant Brands New Zealand, Ltd.	1,240,800	5,982,420
Trilogy International, Ltd.	1,571,085	3,138,494
		13,325,306

Norway (2.82%)
Medistim ASA	420,559	4,011,513
Multiconsult ASA(b)(c)	164,600	1,899,750
Nordic Semiconductor ASA(a)	742,300	3,672,393
Norwegian Finans Holding ASA(a)	305,700	3,285,278
Skandiabanken ASA(b)(c)	979,400	11,023,598
		23,892,532

Oman (0.42%)
Tethys Oil AB	496,508	3,582,154

Peru (0.86%)
Alicorp SAA	1,628,724	4,176,731
Credicorp, Ltd.	16,850	3,119,609
		7,296,340

Philippines (3.08%)
Concepcion Industrial Corp.	3,730,800	5,401,009
Holcim Philippines, Inc.	2,303,300	588,834
Pepsi-Cola Products Philippines, Inc.	30,387,500	1,927,071
Puregold Price Club, Inc.	6,696,000	6,256,766
Robinsons Retail Holdings, Inc.	1,696,000	2,910,694
	Shares	Value (Note 2)
Philippines (continued)
Security Bank Corp.	1,931,760	$8,958,221
		26,042,595

Poland (0.45%)
Dino Polska SA(a)(b)(c)	221,200	3,285,011
PGS Software SA	130,778	471,721
		3,756,732

Singapore (0.70%)
CSE Global, Ltd.	4,878,055	1,493,852
Riverstone Holdings, Ltd.	5,677,000	4,419,610
		5,913,462

South Africa (1.51%)
Blue Label Telecoms, Ltd.	1,526,900	1,961,523
Cartrack Holdings, Ltd.	3,596,400	3,667,693
EOH Holdings, Ltd.	349,156	2,854,714
Italtile, Ltd.	3,988,625	3,840,702
OneLogix Group, Ltd.	2,358,030	465,209
		12,789,841

South Korea (3.11%)
Daewon Pharmaceutical Co., Ltd.	108,998	1,831,162
Hy-Lok Corp.	286,501	5,901,298
ISC Co., Ltd.	267,949	6,141,720
Koh Young Technology, Inc.	44,883	2,574,942
LEENO Industrial, Inc.	72,500	3,213,440
Loen Entertainment, Inc.	49,909	3,996,110
Vitzrocell Co., Ltd.(a)(d)	390,884	2,659,045
		26,317,717

Sweden (2.91%)
AddTech AB, Class B	343,608	6,702,948
Bufab AB	442,163	4,956,247
HIQ International AB	227,896	1,524,237
Hoist Finance AB(b)(c)	414,200	4,591,506
Indutrade AB	173,750	4,288,981
Moberg Pharma AB(a)	334,194	2,065,481
Odd Molly International AB	72,938	336,965
TF Bank AB(b)	15,300	185,712
		24,652,077

Switzerland (1.14%)
Luxoft Holding, Inc.(a)	50,225	3,161,664
VZ Holding AG	20,080	6,468,711
		9,630,375

Taiwan (3.44%)
ASPEED Technology, Inc.	129,958	3,021,328
Cub Elecparts, Inc.	195,732	2,430,809
Dr. Wu Skincare Co., Ltd.	97,000	528,440
Materials Analysis Technology, Inc.	748,000	2,650,594

	Shares	Value (Note 2)
Taiwan (continued)
Novatek Microelectronics Corp.	479,000	$1,824,278
Sinmag Equipment Corp.	952,810	5,648,292
Sitronix Technology Corp.	841,000	2,687,702
Sporton International, Inc.	1,410,650	7,030,942
Test Research, Inc.	1,980,252	2,360,917
TSC Auto ID Technology Co., Ltd.	138,000	959,746
		29,143,048

Thailand (0.81%)
Ananda Development PCL	26,514,800	3,968,077
Premier Marketing PCL	8,478,400	2,904,565
		6,872,642

United Arab Emirates (0.32%)
Aramex PJSC	1,855,000	2,676,658

United States (2.64%)
EPAM Systems, Inc.(a)	83,750	7,196,638
FirstCash, Inc.	201,848	11,737,461
GBGI, Ltd.(a)	1,426,215	3,368,330
		22,302,429

Vietnam (0.53%)
DHG Pharmaceutical JSC	97,210	497,887
Vietnam Dairy Products JSC	592,330	3,977,276
		4,475,163

TOTAL COMMON STOCKS
(Cost $578,106,255)		810,843,500

TOTAL INVESTMENTS (95.82%)
(Cost $578,106,255)		$810,843,500

Other Assets In Excess Of Liabilities (4.18%)		35,392,387

NET ASSETS (100.00%)		$846,235,887

(a)	Non-Income Producing Security.
(b)

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.  The security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of July 31, 2017, the aggregate market value of those securities was $41,076,071, representing 4.85% of net assets.

(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2017, these securities had a total aggregate market value of $34,180,980 representing 4.04% of net assets.

(d)	Fair valued security under the procedures approved by the Fund's Board of Trustees.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolios of Investments.

Grandeur Peak International Stalwarts Fund
PORTFOLIO OF INVESTMENTS
July 31, 2017 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (94.64%)
Argentina (0.85%)
Globant SA(a)	67,875	$3,120,214

Australia (0.47%)
Magellan Financial Group, Ltd.	82,009	1,732,687

Bangladesh (0.48%)
Square Pharmaceuticals, Ltd.	503,679	1,750,420

Belgium (1.17%)
Melexis NV	50,139	4,313,893

Brazil (1.25%)
M Dias Branco SA	123,600	2,005,203
Raia Drogasil SA	116,300	2,578,601
		4,583,804

Britain (9.71%)
Abcam PLC	204,050	2,764,927
Ascential PLC	404,600	1,916,448
B&M European Value Retail SA	1,703,400	8,090,880
Burford Capital, Ltd.	60,600	869,118
Close Brothers Group PLC	117,905	2,395,684
Diploma PLC	395,600	5,637,112
Intertek Group PLC	84,100	4,772,457
Metro Bank PLC(a)	86,100	4,114,606
Ultra Electronics Holdings PLC	185,950	5,144,833
		35,706,065

Canada (6.91%)
Birchcliff Energy, Ltd.	233,108	1,140,533
Gildan Activewear, Inc.	117,029	3,526,593
Ritchie Bros Auctioneers, Inc.	238,975	6,746,264
Spartan Energy Corp.(a)	294,711	1,510,490
Stantec, Inc.	357,339	9,091,472
TFI International, Inc.	144,411	3,394,976
		25,410,328

China (8.35%)
China Medical System Holdings, Ltd.	3,483,600	5,949,611
CSPC Pharmaceutical Group, Ltd.	1,837,000	2,864,580
Ctrip.com International, Ltd., ADR(a)	41,825	2,498,207
Man Wah Holdings, Ltd.	9,600,600	8,296,724
Silergy Corp.	301,000	5,881,340
Tencent Holdings, Ltd.	63,000	2,527,808
Yum China Holdings, Inc.(a)	74,825	2,677,987
		30,696,257

Colombia (0.82%)
Parex Resources, Inc.(a)	244,519	3,008,560

	Shares	Value (Note 2)
Egypt (0.33%)
Commercial International Bank Egypt SAE	261,752	$1,225,844

Finland (0.56%)
Metso OYJ	64,326	2,046,890

France (2.59%)
Alten SA	67,214	5,804,486
BioMerieux	8,750	1,929,226
Bureau Veritas SA	79,200	1,804,354
		9,538,066

Georgia (0.87%)
BGEO Group PLC	70,000	3,183,581

Germany (6.63%)
Aroundtown Property Holdings PLC	560,737	3,319,005
CTS Eventim AG & Co. KGaA	45,650	2,115,146
GRENKE AG	58,350	5,045,223
Norma Group SE	83,750	5,084,071
PATRIZIA Immobilien AG(a)	204,380	3,698,134
Wirecard AG	66,550	5,096,405
		24,357,984

Hong Kong (4.77%)
Samsonite International SA	1,098,060	4,604,070
Value Partners Group, Ltd.	8,645,000	8,046,442
Vitasoy International Holdings, Ltd.	2,287,000	4,889,755
		17,540,267

India (8.16%)
AIA Engineering, Ltd.	78,900	1,783,732
Alkem Laboratories, Ltd.	101,674	2,903,556
Bajaj Finance, Ltd.	133,250	3,537,547
City Union Bank, Ltd.	387,385	1,064,911
CRISIL, Ltd.	59,500	1,723,101
Indiabulls Housing Finance, Ltd.	151,500	2,775,478
L&T Finance Holdings, Ltd.	711,000	1,939,557
Vakrangee, Ltd.	397,500	2,734,115
WNS Holdings, Ltd., ADR(a)	147,195	5,085,587
Yes Bank, Ltd.	227,950	6,429,735
		29,977,319

Indonesia (0.91%)
Bank Rakyat Indonesia Persero Tbk PT	1,813,000	2,010,438
Delfi, Ltd.	893,700	1,318,968
		3,329,406

Israel (0.69%)
Wix.com, Ltd.(a)	41,100	2,535,870

Italy (2.54%)
Brembo SpA	478,235	7,359,756
DiaSorin SpA	22,580	1,967,345
		9,327,101

Japan (9.85%)
Create SD Holdings Co., Ltd.	126,400	3,199,986

	Shares	Value (Note 2)
Japan (continued)
CyberAgent, Inc.	68,100	$2,109,497
Dip Corp.	135,500	2,861,300
Ezaki Glico Co., Ltd.	46,500	2,446,369
MISUMI Group, Inc.	262,000	6,502,172
Nihon M&A Center, Inc.	280,400	11,254,660
Seria Co., Ltd.	76,000	3,770,874
Suruga Bank, Ltd.	87,100	2,103,136
Tokyo Century Corp.	46,100	1,965,350
		36,213,344

Jordan (0.48%)
Hikma Pharmaceuticals PLC	94,500	1,760,529

Luxembourg (1.59%)
Grand City Properties SA	218,100	4,520,855
L'Occitane International SA	569,250	1,319,125
		5,839,980

Mexico (0.98%)
Banregio Grupo Financiero SAB de CV	550,950	3,611,001

Netherlands (2.05%)
Aalberts Industries NV	172,471	7,533,923

New Zealand (0.49%)
Fisher & Paykel Healthcare Corp., Ltd.	219,967	1,812,192

Norway (0.68%)
Norwegian Finans Holding ASA(a)	231,238	2,485,055

Peru (1.32%)
Alicorp SAA	899,744	2,307,321
Credicorp, Ltd.	13,825	2,559,560
		4,866,881

Philippines (3.84%)
Puregold Price Club, Inc.	3,828,200	3,577,083
Robinsons Land Corp.	3,344,000	1,703,147
Robinsons Retail Holdings, Inc.	1,811,320	3,108,607
Security Bank Corp.	1,231,200	5,709,489
		14,098,326

Poland (0.53%)
AmRest Holdings SE(a)	19,000	1,954,293

South Africa (0.72%)
EOH Holdings, Ltd.	322,800	2,639,226

South Korea (2.91%)
BGF retail Co., Ltd.	23,200	1,915,625
Hanssem Co., Ltd.	12,400	1,950,226
LG Household & Health Care, Ltd.	3,600	3,188,061
Loen Entertainment, Inc.	22,500	1,801,528
Mando Corp.	8,050	1,845,159
		10,700,599

	Shares	Value (Note 2)
Sweden (2.64%)
Indutrade AB	198,050	$4,888,821
Nibe Industrier AB, Class B	233,700	2,230,249
Sweco AB, Class B	105,800	2,585,442
		9,704,512

Switzerland (2.01%)
Luxoft Holding, Inc.(a)	42,325	2,664,359
VZ Holding AG	7,689	2,476,988
Wizz Air Holdings PLC(a)(b)(c)	66,000	2,266,703
		7,408,050

Taiwan (0.60%)
Largan Precision Co., Ltd.	12,000	2,189,730

Thailand (0.62%)
Srisawad Power Corp. PCL	1,427,920	2,263,543

United States (4.30%)
EPAM Systems, Inc.(a)	61,875	5,316,919
FirstCash, Inc.	103,887	6,041,029
Genpact, Ltd.	82,975	2,406,275
Lululemon Athletica, Inc.(a)	32,950	2,031,038
		15,795,261

Vietnam (0.97%)
Vietnam Dairy Products JSC	532,874	3,578,051

TOTAL COMMON STOCKS (Cost $283,556,479)		347,839,052

PREFERRED STOCKS (0.93%)
Brazil (0.42%)
Itau Unibanco Holding SA	129,430	1,550,246

Germany (0.51%)
FUCHS PETROLUB SE	31,400	1,866,002

TOTAL PREFERRED STOCKS (Cost $2,457,790)		3,416,248

TOTAL INVESTMENTS (95.57%) (Cost $286,014,269)		$351,255,300

Other Assets In Excess Of Liabilities (4.43%)		16,284,674

NET ASSETS (100.00%)		$367,539,974

(a)	Non-Income Producing Security.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2017, these securities had a total aggregate market value of $2,266,703 representing 0.62% of net assets.

(c)

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.  The security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of July 31, 2017, the aggregate market value of those securities was $2,266,703, representing 0.62% of net assets.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolios of Investments.

Grandeur Peak Funds®	Notes to Quarterly Portfolios of Investments

July 31, 2017 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of July 31, 2017, the Trust consists of multiple separate Portfolios or series. This quarterly report describes the Grandeur Peak Emerging Markets Opportunities Fund, Grandeur Peak Global Micro Cap Fund, Grandeur Peak Global Opportunities Fund, Grandeur Peak Global Reach Fund, Grandeur Peak Global Stalwarts Fund, Grandeur Peak International Opportunities Fund, and Grandeur Peak International Stalwarts Fund (individually a “Fund” and collectively, the “Funds”). The Funds seek long-term growth of capital. The Funds offer Investor Class (except the Grandeur Peak Global Micro Cap Fund) and Institutional Class shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying Portfolios of Investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the Portfolios of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts in the Portfolios of Investments Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their Portfolios of Investments.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

Equity securities that are primarily traded on foreign securities exchanges are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Board”). The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of each Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE. The Funds’ valuation procedures set forth certain triggers which instruct when to use the fair valuation model.

Forward currency exchange contracts have a fair value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service.

When such prices or quotations are not available, or when Grandeur Peak Global Advisors, LLC (the “Adviser”) believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Grandeur Peak Funds®	Notes to Quarterly Portfolios of Investments

July 31, 2017 (Unaudited)

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each Fund’s investments in the fair value hierarchy as of July 31, 2017:

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak Global Micro Cap Fund
Common Stocks
South Korea	$1,065,387	$–	$76,054	$1,141,441
Other*	38,327,712	–	–	38,327,712
Corporate Bonds*	–	177,925	–	177,925
Total	$39,393,099	$177,925	$76,054	$39,647,078

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak Emerging Markets Opportunities Fund
Common Stocks
South Korea	$31,864,241	$–	$3,025,606	$34,889,847
Other*	393,652,957	–	–	393,652,957
Total	$425,517,198	$–	$3,025,606	$428,542,804

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak International Opportunities Fund
Common Stocks
South Korea	$23,658,672	$–	$2,659,045	$26,317,717
Other*	784,525,783	–	–	784,525,783
Total	$808,184,455	$–	$2,659,045	$810,843,500

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak Global Opportunities Fund
Common Stocks*	$732,986,470	$–	$–	$732,986,470
Total	$732,986,470	$–	$–	$732,986,470

Grandeur Peak Funds®	Notes to Quarterly Portfolios of Investments

July 31, 2017 (Unaudited)

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak Global Reach Fund
Common Stocks
South Korea	$7,743,214	$–	$602,279	$8,345,493
Spain	–	–	13	13
Other*	329,189,186	–	–	329,189,186
Preferred Stocks*	748,778	–	–	748,778
Corporate Bonds*	–	948,935	–	948,935
Total	$337,681,178	$948,935	$602,292	$339,232,405

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak International Stalwarts Fund
Common Stocks*	$347,839,052	$–	$–	$347,839,052
Preferred Stocks*	3,416,248	–	–	3,416,248
Total	$351,255,300	$–	$–	$351,255,300

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak Global Stalwarts Fund
Common Stocks*	$124,008,370	$–	$–	$124,008,370
Preferred Stocks*	1,042,305	–	–	1,042,305
Total	$125,050,675	$–	$–	$125,050,675

*	For a detailed country breakdown, see the accompanying Portfolios of Investments.

Grandeur Peak Funds®	Notes to Quarterly Portfolios of Investments

July 31, 2017 (Unaudited)

The Funds had the following transfers between levels 1 and 2 during the period ended July 31, 2017:

	Level 1 - Quoted and Unadjusted Prices		Level 2 - Other Significant Observable Inputs
	Transfers In	Transfers (Out)	Transfers In	Transfers (Out)
Grandeur Peak Emerging Markets Opportunities Fund
Common Stocks	$–	$(1,911,151)	$1,911,151	$–
Total	$–	$(1,911,151)	$1,911,151	$–

	Level 1 - Quoted and Unadjusted Prices		Level 2 - Other Significant Observable Inputs
	Transfers In	Transfers (Out)	Transfers In	Transfers (Out)
Grandeur Peak Global Micro Cap Fund
Common Stocks	$111,002	$(85,259)	$85,259	$(111,002)
Total	$–	$(85,259)	$85,259

	Level 1 - Quoted and Unadjusted Prices		Level 2 - Other Significant Observable Inputs
	Transfers In	Transfers (Out)	Transfers In	Transfers (Out)
Grandeur Peak Global Opportunities Fund
Common Stocks	$–	$(786,587)	$786,587	$–
Total	$–	$(786,587)	$786,587	$–

	Level 1 - Quoted and Unadjusted Prices		Level 2 - Other Significant Observable Inputs
	Transfers In	Transfers (Out)	Transfers In	Transfers (Out)
Grandeur Peak Global Reach Fund
Common Stocks	$737,280	$(605,047)	$605,047	$(737,280)
Total	$–	$(605,047)	$605,047	$–

	Level 1 - Quoted and Unadjusted Prices		Level 2 - Other Significant Observable Inputs
	Transfers In	Transfers (Out)	Transfers In	Transfers (Out)
Grandeur Peak International Opportunities Fund
Common Stocks	$–	$(2,641,601)	$2,641,601		$–
Total	$–	$(2,641,601)	$2,641,601	$

The transfer amounts disclosed in the table above represent the value of the securities as of July 31, 2017 transferred in/(out) of Level 1 and Level 2 during the reporting period that were also held at April 30, 2017. The above transfers from Level 2 to Level 1 were due to the ability to obtain a closing market price within an active market for a security that previously had no market to trade. Additionally, the above transfers from Level 1 to Level 2 were due to the inability to obtain a closing market price due to an inactive market to trade. For the period July 31, 2017, the Grandeur Peak Global Stalwarts Fund and Grandeur Peak International Stalwarts Fund did not have any transfers in/(out) of Level 1 and Level 2 securities.

Grandeur Peak Funds®	Notes to Quarterly Portfolios of Investments

July 31, 2017 (Unaudited)

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Grandeur Peak Emerging Markets Opportunities Fund	Common Stocks	Total
Balance as of April 30, 2017	$3,306,095	$3,306,095
Accrued Discount/Premium		-
Return of Capital		-
Realized Gain/(Loss)	(2)	(2)
Change in Unrealized Appreciation/(Depreciation)	(280,488)	(280,488)
Purchases		-
Sales Proceeds	1	1
Transfer into Level 3	‐	‐
Transfer out of Level 3	-	-
Balance as of July 31, 2017	$3,025,606	$3,025,606
Net change in unrealized Appreciation/(Depreciation) attributable to Level 3 investments held at July 31, 2017	$(280,488)	$(280.488)

Grandeur Peak Global Micro Cap Fund	Common Stocks	Total
Balance as of April 30, 2017	$83,107	$83,107
Accrued Discount/Premium		-
Return of Capital		-
Realized Gain/(Loss)	(3)	(3)
Change in Unrealized Appreciation/(Depreciation)	(7,050)	(7,050)
Purchases		-
Sales Proceeds	‐	‐
Transfer into Level 3	‐	‐
Transfer out of Level 3	-	-
Balance as of July 31, 2017	$76,054	$76,054
Net change in unrealized Appreciation/(Depreciation) attributable to Level 3 investments held at July 31, 2017	$(7,050)	$(7,050)

Grandeur Peak Global Reach Fund	Common Stocks	Total
Balance as of April 30, 2017	$658,125	$658,125
Accrued Discount/Premium		-
Return of Capital		-
Realized Gain/(Loss)		-
Change in Unrealized Appreciation/(Depreciation)	(55,833)	(55,833)
Purchases		-
Sales Proceeds		-
Transfer into Level 3	‐	‐
Transfer out of Level 3	-	-
Balance as of July 31, 2017	$602,292	$602,292
Net change in unrealized Appreciation/(Depreciation) attributable to Level 3 investments held at July 31, 2017	$(55,833)	$(55,833)

Grandeur Peak International Opportunities Fund	Common Stocks	Total
Balance as of April 30, 2017	$2,905,555	$2,905,555
Accrued Discount/Premium	-	-
Return of Capital	-	-
Realized Gain/(Loss)	(4)	(4)
Change in Unrealized Appreciation/(Depreciation)	(246,507)	(246,507)
Purchases
Sales Proceeds	1	1
Transfer into Level 3	-	-
Transfer out of Level 3	-	-
Balance as of July 31, 2017	$2,659,045	$2,659,045
Net change in unrealized Appreciation/(Depreciation) attributable to Level 3 investments held at July 31, 2017	$(246,507)	$(246,507)

Grandeur Peak Funds®	Notes to Quarterly Portfolios of Investments

July 31, 2017 (Unaudited)

The table below provided additional information about the Level 3 Fair Value Measurements as of July 31, 2017:

Quantitative Information about Level 3 Fair Value Measurements

Grandeur Peak Emerging Markets Opportunities Fund

Asset Class	Fair Value (USD) at 7/31/17	Valuation Technique	Unobservable Inputs(a)	Value
Foreign Common Stock	$3,025,606	Discount on last quoted exchange price due to factory production halt	Discount	37%

Grandeur Peak Global Micro Cap Fund

Asset Class	Fair Value (USD) at 7/31/17	Valuation Technique	Unobservable Inputs(a)	Value
Foreign Common Stock	$76,054	Discount on last quoted exchange price due to factory production halt	Discount	37%

Grandeur Peak Global Reach Fund

Asset Class	Fair Value (USD) at 7/31/17	Valuation Technique	Unobservable Inputs(a)	Value
Foreign Common Stock	$602,292	Discount on last quoted exchange price due to factory production halt	Discount	37%

Grandeur Peak International Opportunities Fund

Asset Class	Fair Value (USD) at 7/31/17	Valuation Technique	Unobservable Inputs(a)	Value
Foreign Common Stock	$2,659,045	Discount on last quoted exchange price due to factory production halt	Discount	37%

(a)	A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Discount	Decrease	Increase

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost which is the same basis the Fund uses for federal income tax purposes. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern Time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Currency Spot Contracts: The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service.

The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Grandeur Peak Funds®	Notes to Quarterly Portfolios of Investments

July 31, 2017 (Unaudited)

Unrealized Appreciation and Depreciation on Investments: As of July 31, 2017, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation for Federal tax purposes was as follows:

Fund	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/(Depreciation)	Cost of Investments for Income Tax Purposes
Grandeur Peak Emerging Markets Opportunities Fund	$99,342,175	$(26,170,024)	$73,172,151	$355,370,653
Grandeur Peak Global Micro Cap Fund	9,868,814	(1,412,086)	8,456,728	31,190,350
Grandeur Peak Global Opportunities Fund	247,614,133	(40,049,770)	207,564,363	525,422,107
Grandeur Peak Global Reach Fund	93,084,462	(16,836,777)	76,247,685	262,984,720
Grandeur Peak Global Stalwarts Fund	23,540,104	(2,471,422)	21,068,682	103,981,993
Grandeur Peak International Opportunities Fund	266,025,826	(33,379,675)	232,646,151	578,197,349
Grandeur Peak International Stalwarts Fund	69,661,120	(4,783,627)	64,877,493	286,377,807

HIGHLAND RESOLUTE FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2017 (Unaudited)

Description	Shares	Value (Note 2)
CLOSED END FUNDS (0.39%)
Altaba, Inc.(a)	28,738	$1,678,299

TOTAL CLOSED END FUNDS
(Cost $1,698,324)		1,678,299

COMMON STOCKS (17.23%)
ADVERTISING (0.12%)
Omnicom Group, Inc.(b)	3,079	242,440
The Interpublic Group of Cos., Inc.(b)	12,124	262,000
		504,440

AEROSPACE & DEFENSE (0.54%)
General Dynamics Corp.(b)	1,909	374,794
Harris Corp.(b)	4,014	459,483
L3 Technologies, Inc.	860	150,474
Lockheed Martin Corp.(b)	1,277	373,050
Northrop Grumman Corp.(b)	834	219,450
Raytheon Co.(b)	2,335	401,083
Spirit AeroSystems Holdings, Inc., Class A	1,680	101,522
United Technologies Corp.(b)	2,217	262,870
		2,342,726

AGRICULTURE (0.06%)
Altria Group, Inc.(b)	3,906	253,773

AIRLINES (0.05%)
Delta Air Lines, Inc.(b)	2,398	118,365
United Continental Holdings, Inc.(a)(b)	1,272	86,089
		204,454

AUTO PARTS & EQUIPMENT (0.09%)
BorgWarner, Inc.	5,236	244,731
WABCO Holdings, Inc.(a)	1,070	147,200
		391,931

BANKS (0.96%)
Bank of America Corp.(b)	23,403	564,480
BB&T Corp.(b)	3,530	167,040
Capital One Financial Corp.(b)	1,943	167,448
Citigroup, Inc.(b)	8,404	575,254
Citizens Financial Group, Inc.	2,897	101,627
East West Bancorp, Inc.	2,836	161,595
Fifth Third Bancorp(b)	7,319	195,417
Huntington Bancshares, Inc.(b)	20,001	265,013
ICICI Bank, Ltd., Sponsored ADR	1,593	14,834
JPMorgan Chase & Co.(b)	5,208	478,095
Lloyds Banking Group PLC, ADR	38,774	136,485
Morgan Stanley	1,347	63,174
Regions Financial Corp.	11,955	174,543
State Street Corp.(b)	1,749	163,059

Description	Shares	Value (Note 2)
BANKS (0.96%) (continued)
SunTrust Banks, Inc.(b)	2,876	$164,766
The Goldman Sachs Group, Inc.(b)	761	171,476
U.S. Bancorp	3,040	160,451
Wells Fargo & Co.(b)	7,450	401,853
		4,126,610

BEVERAGES (0.07%)
Coca-Cola European Partners PLC(b)	6,737	291,241

BIOTECHNOLOGY (0.10%)
Celgene Corp.(a)	1,209	163,711
Gilead Sciences, Inc.(b)	3,339	254,064
		417,775

BUILDING MATERIALS (0.15%)
Cemex SAB de CV, Sponsored ADR(a)	18,276	177,460
Masco Corp.(b)	7,882	300,541
Owens Corning	2,786	186,801
		664,802

CHEMICALS (0.66%)
Celanese Corp., Class A	2,154	207,150
FMC Corp.	1,506	115,028
PPG Industries, Inc.(b)	2,171	228,498
The Sherwin-Williams Co.	6,413	2,162,913
Versum Materials, Inc.	4,050	142,803
		2,856,392

COAL (0.01%)
SunCoke Energy, Inc.(a)	6,305	56,430

COMMERCIAL SERVICES (1.08%)
EVERTEC, Inc.	4,933	88,054
KAR Auction Services, Inc.	59,453	2,499,404
Nielsen Holdings PLC(b)	6,722	289,113
PayPal Holdings, Inc.(a)	1,971	115,402
Robert Half International, Inc.(b)	4,264	192,946
S&P Global, Inc.	9,725	1,493,663
		4,678,582

COMPUTERS (0.40%)
Amdocs, Ltd.(b)	4,380	294,205
Apple, Inc.(b)	1,435	213,427
Brocade Communications Systems, Inc.	1,141	14,411
Dell Technologies, Inc., Class V(a)	536	34,449
DXC Technology Co.(b)	5,397	423,017
Hewlett Packard Enterprise Co.(b)	19,025	333,128
HP, Inc.	11,309	216,002
Leidos Holdings, Inc.(b)	3,642	194,629
		1,723,268

Description	Shares	Value (Note 2)
DISTRIBUTION & WHOLESALE (0.70%)
Arrow Electronics, Inc.(a)(b)	3,680	$299,147
LKQ Corp.(a)	78,346	2,707,638
		3,006,785

DIVERSIFIED FINANCIAL SERVICES (1.63%)
Air Lease Corp.	2,037	80,624
Alliance Data Systems Corp.	383	92,467
CBOE Holdings, Inc.	28,145	2,660,547
Discover Financial Services(b)	4,996	304,456
Intercontinental Exchange, Inc.	38,935	2,597,354
Navient Corp.(b)	15,401	227,165
Raymond James Financial, Inc.(b)	2,288	190,339
SLM Corp.(a)(b)	21,750	240,990
Synchrony Financial(b)	8,067	244,591
TD Ameritrade Holding Corp.(b)	3,412	156,031
The Charles Schwab Corp.(b)	5,853	251,094
		7,045,658

ELECTRIC (0.04%)
AES Corp.	16,875	188,662

ELECTRICAL COMPONENTS & EQUIPMENT (0.07%)
AMETEK, Inc.(b)	3,857	237,514
EnerSys	846	61,140
		298,654

ELECTRONICS (0.27%)
Flex, Ltd.(a)(b)	24,438	390,763
Honeywell International, Inc.(b)	1,797	244,608
Jabil, Inc.(b)	4,622	140,971
TE Connectivity, Ltd.	3,428	275,577
Waters Corp.(a)	623	108,053
		1,159,972

ENGINEERING & CONSTRUCTION (0.03%)
Tutor Perini Corp.(a)	4,875	129,675

ENTERTAINMENT (0.05%)
Six Flags Entertainment Corp.(b)	4,026	228,959

FOOD (0.08%)
Nomad Foods, Ltd.(a)(b)	22,706	323,561

HAND & MACHINE TOOLS (0.06%)
Stanley Black & Decker, Inc.(b)	1,007	141,675

Description	Shares	Value (Note 2)
HAND & MACHINE TOOLS (0.06%) (continued)
Snap-on, Inc.	912	$140,630
		282,305

HEALTHCARE - PRODUCTS (0.03%)
Zimmer Biomet Holdings, Inc.	988	119,864

HEALTHCARE - SERVICES (0.36%)
Anthem, Inc.(b)	1,673	311,529
Cigna Corp.	1,118	194,040
DaVita, Inc.(a)(b)	2,791	180,801
Laboratory Corp. of America Holdings(a)(b)	1,599	254,097
Quest Diagnostics, Inc.	1,722	186,510
UnitedHealth Group, Inc.	1,246	238,995
Universal Health Services, Inc., Class B	1,696	187,968
		1,553,940

HOLDING COMPANIES - DIVERSIFIED (0.57%)
HRG Group, Inc.(a)	137,672	2,281,225
Silver Run Acquisition Corp. II, Class A(a)	18,739	190,015
		2,471,240

HOUSEWARES (0.61%)
Newell Brands, Inc.	50,111	2,641,852

INSURANCE (0.45%)
Alleghany Corp.(a)	300	184,002
American International Group, Inc.	2,884	188,758
Aon PLC	1,589	219,552
Berkshire Hathaway, Inc., Class B(a)(b)	1,398	244,608
Chubb, Ltd.(b)	1,353	198,160
Marsh & McLennan Cos., Inc.	2,251	175,511
MetLife, Inc.(b)	3,573	196,515
The Allstate Corp.(b)	2,402	218,582
The Travelers Cos., Inc.	1,078	138,081
Unum Group(b)	3,567	178,814
		1,942,583

INTERNET (0.63%)
Alibaba Group Holding, Ltd., Sponsored ADR(a)(b)	2,361	365,837
Alphabet, Inc., Class A(a)(b)	867	819,748
Baidu, Inc., Sponsored ADR(a)(b)	1,168	264,377
CDW Corp.(b)	2,382	151,090
eBay, Inc.(a)(b)	11,912	425,616
The Priceline Group, Inc.(a)	58	117,653
VeriSign, Inc.(a)	842	85,185
Vipshop Holdings, Ltd., ADR(a)	11,076	136,235
Yandex NV, Class A(a)	3,460	100,271
YY, Inc., ADR(a)	3,570	255,255
		2,721,267

Description	Shares	Value (Note 2)
IRON & STEEL (0.04%)
Steel Dynamics, Inc.	4,522	$160,124

LEISURE TIME (0.06%)
Brunswick Corp.(b)	4,346	246,027

MEDIA (0.56%)
CBS Corp., Class B(b)	5,173	340,539
Comcast Corp., Class A	11,107	449,278
Liberty Broadband Corp., Class C(a)(b)	701	69,525
Liberty Global PLC, Class C(a)(b)	12,119	397,140
Liberty Global PLC LiLAC, Class C(a)	3,713	94,755
Scripps Networks Interactive, Inc., Class A	2,615	228,577
Time Warner, Inc.(b)	4,652	476,458
Twenty-First Century Fox, Inc., Class A(b)	12,558	365,438
		2,421,710

MISCELLANEOUS MANUFACTURING (0.23%)
Eaton Corp. PLC(b)	3,437	268,945
General Electric Co.	7,343	188,054
Illinois Tool Works, Inc.	1,348	189,677
Textron, Inc.(b)	7,306	358,944
		1,005,620

OIL & GAS (1.33%)
Anadarko Petroleum Corp.	3,813	174,140
Chevron Corp.	1,979	216,087
Cimarex Energy Co.(b)	1,134	112,300
Diamondback Energy, Inc.(a)	3,379	323,979
Energen Corp.(a)	6,574	350,263
Enerplus Corp.	20,674	186,479
EQT Corp.	4,929	313,977
Gulfport Energy Corp.(a)(b)	10,791	136,182
Jagged Peak Energy, Inc.(a)	11,255	159,371
Kosmos Energy, Ltd.(a)	7,793	51,434
Marathon Petroleum Corp.	49,331	2,762,043
Parsley Energy, Inc., Class A(a)(b)	8,719	255,292
Pioneer Natural Resources Co.	1,728	281,837
RSP Permian, Inc.(a)	9,104	312,813
WildHorse Resource Development Corp.(a)	7,028	92,910
		5,729,107

OIL & GAS SERVICES (0.04%)
NCS Multistage Holdings, Inc.(a)	7,373	165,524

OIL, GAS & CONSUMABLE FUELS (0.06%)
Andeavor	2,643	263,058

PACKAGING & CONTAINERS (0.23%)
Berry Global Group, Inc.(a)(b)	4,514	253,145
Crown Holdings, Inc.(a)(b)	3,635	216,173

Description	Shares	Value (Note 2)
PACKAGING & CONTAINERS (0.23%) (continued)
Graphic Packaging Holding Co.(b)	20,471	$270,013
WestRock Co.(b)	4,410	253,222
		992,553

PHARMACEUTICALS (0.31%)
Cardinal Health, Inc.(b)	2,144	165,646
Express Scripts Holding Co.(a)	1,935	121,208
Johnson & Johnson(b)	2,858	379,314
Merck & Co., Inc.(b)	6,132	391,712
Pfizer, Inc.	5,388	178,666
Sanofi, ADR	2,238	105,992
		1,342,538

PIPELINES (0.05%)
Targa Resources Corp.	4,642	215,435

RETAIL (1.75%)
Alimentation Couche-Tard, Inc., Class B	34,418	1,632,077
CVS Health Corp.	2,764	220,927
Liberty Interactive Corp. QVC Group, Class A(a)	11,331	271,264
Lowe's Cos., Inc.(b)	31,842	2,464,571
The Home Depot, Inc.	1,062	158,875
The TJX Cos., Inc.	1,917	134,784
Yum! Brands, Inc.	35,075	2,647,461
		7,529,959

SEMICONDUCTORS (0.37%)
Broadcom, Ltd.(b)	1,681	414,635
KLA-Tencor Corp.(b)	1,950	180,628
Marvell Technology Group, Ltd.(b)	16,069	250,034
ON Semiconductor Corp.(a)(b)	24,066	359,787
Qorvo, Inc.(a)	923	63,281
Texas Instruments, Inc.(b)	3,950	321,451
		1,589,816

SHIPBUILDING (0.05%)
Huntington Ingalls Industries, Inc.	942	194,156

SOFTWARE (1.50%)
Activision Blizzard, Inc.	2,162	133,569
Electronic Arts, Inc.(a)(b)	1,391	162,385
Fidelity National Information Services, Inc.	24,051	2,193,932
Microsoft Corp.(b)	5,756	418,461
NetEase, Inc., ADR(b)	1,644	511,744
Oracle Corp.(b)	9,699	484,271
SS&C Technologies Holdings, Inc.	66,489	2,577,114
		6,481,476

SPECIAL CHEMICALS (0.04%)
Valvoline, Inc.	7,135	161,750

Description	Shares	Value (Note 2)
TELECOMMUNICATIONS (0.12%)
Cisco Systems, Inc.(b)	7,326	$230,403
CommScope Holding Co., Inc.(a)	2,632	96,805
Verizon Communications, Inc.	3,866	187,114
		514,322

TEXTILES (0.60%)
Mohawk Industries, Inc.(a)	10,362	2,580,034

TOYS, GAMES & HOBBIES (0.02%)
Hasbro, Inc.	990	104,821

TOTAL COMMON STOCKS
(Cost $61,589,910)		74,325,431

LIMITED PARTNERSHIPS (1.32%)
OIL & GAS (0.05%)
Viper Energy Partners LP	12,204	207,468

OIL, GAS & CONSUMABLE FUELS (0.57%)
Andeavor Logistics LP	46,998	2,450,006

PIPELINES (0.70%)
Boardwalk Pipeline Partners LP	18,356	307,279
Enterprise Products Partners LP	8,590	233,648
MPLX LP	67,846	2,466,202
		3,007,129

TOTAL LIMITED PARTNERSHIPS
(Cost $5,641,074)		5,664,603

OPEN-END MUTUAL FUNDS (37.37%)
AQR Multi Strategy Alternative Fund, Class I	6,345,467	60,472,296
PIMCO Short-Term Fund, Institutional Class	10,235,088	100,713,259
		161,185,555

TOTAL OPEN-END MUTUAL FUNDS
(Cost $160,689,244)		161,185,555

	Exercise Date	Exercise Price	Contracts	Value (Note 2)
PURCHASED PUT OPTIONS (0.06%)
S&P 500 Index	08/21/2017	$2,350	161	38,640
S&P 500 Index	08/01/2017	2,325	340	850
S&P 500 Index	08/31/2017	2,375	246	154,980
S&P 500 Index	09/01/2017	2,400	70	57,680
				252,150

TOTAL PURCHASED PUT OPTIONS
(Cost $627,744)				252,150

Description	Shares	Value (Note 2)
RIGHTS AND WARRANTS (0.00%)(c)
Holding Companies - Diversified
Silver Run Acquisition Corp. II
expires 4/27/2022 at $11.50(a)	5,781	$10,926

TOTAL RIGHTS AND WARRANTS (Cost $9,647)		10,926

Description	Principal Amount	Value (Note 2)
CORPORATE BONDS (19.48%)
BEVERAGES (0.05%)
Beverages & More, Inc.
11.50%, 06/15/2022(d)	$224,000	212,240

CASINOS & GAMING (0.74%)
Jack Ohio Finance LLC
10.25%, 11/15/2022(b)(d)	2,896,000	3,192,840

COMMERCIAL SERVICES (2.48%)
Great Lakes Dredge & Dock Corp.
8.00%, 05/15/2022(d)	100,000	102,500
iPayment, Inc.
10.75%, 04/15/2024(d)	2,378,000	2,746,590
RR Donnelley & Sons Co.
6.00%, 04/01/2024	1,222,000	1,194,505
6.50%, 11/15/2023	5,656,000	5,684,280
6.63%, 04/15/2029	109,000	104,912
7.00%, 02/15/2022	806,000	850,330
		10,683,117

COMPUTERS (4.43%)
Everi Payments, Inc.
10.00%, 01/15/2022	5,748,000	6,315,615
Exela Intermediate LLC/Exela Finance, Inc.
10.00%, 07/15/2023(d)	2,660,000	2,598,554
Harland Clarke Holdings Corp.
9.25%, 03/01/2021(b)(d)	10,272,000	10,194,960
		19,109,129

COSMETICS & PERSONAL CARE (0.39%)
Avon International Operations, Inc.
7.88%, 08/15/2022(d)	1,587,000	1,674,285

ENTERTAINMENT (0.71%)
Mohegan Tribal Gaming
7.88%, 10/15/2024(d)	2,880,000	3,052,800

Description	Principal Amount	Value (Note 2)
FOREST PRODUCTS & PAPER (2.53%)
Resolute Forest Products, Inc.
5.88%, 05/15/2023(b)	$11,154,000	$10,903,035

HEALTH CARE FACILITIES & SERVICES (0.34%)
Kindred Healthcare, Inc.
8.75%, 01/15/2023	1,447,000	1,448,809

HEALTHCARE-SERVICES (1.96%)
Opal Acquisition, Inc.
7.50%, 07/01/2024(d)	4,201,000	4,174,744
10.00%, 10/01/2024(d)	3,554,000	3,198,600
Surgery Center Holdings, Inc.
6.75%, 07/01/2025(d)	1,056,000	1,087,680
		8,461,024

IRON & STEEL (0.12%)
AK Steel Corp.
7.63%, 10/01/2021	503,000	527,521

LEISURE TIME (0.20%)
Viking Cruises, Ltd.
6.25%, 05/15/2025(d)	843,000	864,075

MACHINERY-DIVERSIFIED (0.01%)
Cloud Crane LLC
10.13%, 08/01/2024(d)	50,000	56,375

MEDIA (1.34%)
Lee Enterprises, Inc.
9.50%, 03/15/2022(d)	2,031,000	2,109,701
Time, Inc.
5.75%, 04/15/2022(b)(d)	3,536,000	3,686,280
		5,795,981

PIPELINES (0.10%)
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/2027(d)	398,000	415,413

PUBLISHING & BROADCASTING (3.57%)
American Media, Inc.
0.00%, 03/01/2022(d)(e)	13,200,000	11,368,500
5.50%, 09/01/2021(d)	1,341,000	1,481,805
McClatchy Co.
6.88%, 03/15/2029	1,770,000	1,354,050
7.15%, 11/01/2027	721,000	666,925
9.00%, 12/15/2022	516,000	535,350
		15,406,630

Description	Principal Amount	Value (Note 2)
TRANSPORTATION & LOGISTICS (0.50%)
Navistar International Corp.
8.25%, 11/01/2021	$2,122,000	$2,149,851

WASTE & ENVIRONMENTAL SERVICES & EQUIPMENT (0.01%)
CD&R Waterworks Merger Sub LLC
6.13%, 08/15/2025(d)	50,000	51,125

TOTAL CORPORATE BONDS (Cost $80,881,269)		84,004,250

Description	Principal Amount/ Shares	Value (Note 2)
SHORT TERM INVESTMENTS (2.82%)
MONEY MARKET FUNDS (2.82%)
Dreyfus Treasury Cash Management Fund, Institutional Class, 7-day yield, 0.886%(b)	12,157,395	12,157,395

TOTAL SHORT TERM INVESTMENTS (Cost $12,157,395)		12,157,395

TOTAL INVESTMENTS (78.67%) (Cost $323,294,607)		$339,278,609

SEGREGATED CASH WITH BROKERS (29.80%)(f)		128,516,885

SECURITIES SOLD SHORT (-8.13%)
(Proceeds $33,097,945)		$(35,067,179)

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.34%)		(1,434,550)
NET ASSETS (100.00%)		$431,293,765

SCHEDULE OF SECURITIES SOLD SHORT
Description	Shares	Value (Note 2)
COMMON STOCKS (-4.72%)
APPAREL (-0.09%)
Columbia Sportswear Co.	(1,918)	$(116,192)
Gildan Activewear, Inc.	(4,010)	(120,821)
Under Armour, Inc., Class A	(6,177)	(123,664)
		(360,677)
AUTO PARTS & EQUIPMENT (-0.04%)
Autoliv, Inc.	(1,601)	(173,532)

BANKS (-0.40%)
BancorpSouth, Inc.	(3,200)	(96,160)
Community Bank System, Inc.	(2,714)	(148,999)
Cullen/Frost Bankers, Inc.	(1,024)	(92,959)
CVB Financial Corp.	(5,978)	(128,766)
First Financial Bankshares, Inc.	(6,409)	(277,189)
Glacier Bancorp, Inc.	(3,373)	(117,785)
M&T Bank Corp.	(570)	(92,996)
MB Financial, Inc.	(1,967)	(80,450)
Prosperity Bancshares, Inc.	(1,549)	(99,291)

Description	Shares	Value (Note 2)
BANKS (-0.40%) (continued)
Trustmark Corp.	(3,788)	$(121,064)
UMB Financial Corp.	(1,440)	(100,310)
United Bankshares, Inc.	(3,146)	(108,537)
Valley National Bancorp	(7,824)	(92,949)
Westamerica Bancorporation	(3,908)	(213,846)
		(1,771,301)
BEVERAGES (-0.04%)
The Boston Beer Co., Inc., Class A	(1,131)	(177,341)

BIOTECHNOLOGY (-0.06%)
Illumina, Inc.	(634)	(110,221)
Juno Therapeutics, Inc.	(4,399)	(125,064)
		(235,285)
CHEMICALS (-0.15%)
Balchem Corp.	(1,629)	(126,410)
HB Fuller Co.	(2,872)	(147,965)
Ingevity Corp.	(1,318)	(77,103)
International Flavors & Fragrances, Inc.	(1,045)	(139,173)
NewMarket Corp.	(384)	(176,682)
		(667,333)
COMMERCIAL SERVICES (-0.21%)
Cimpress NV	(2,196)	(193,775)
CoStar Group, Inc.	(558)	(153,757)
Multi-Color Corp.	(1,732)	(139,426)
Ritchie Bros Auctioneers, Inc.	(6,579)	(185,725)
Rollins, Inc.	(2,331)	(101,189)
Verisk Analytics, Inc.	(1,589)	(138,656)
		(912,528)
COMPUTERS (-0.12%)
Electronics For Imaging, Inc.	(2,915)	(141,611)
Infosys, Ltd., Sponsored ADR	(8,820)	(139,356)
Wipro, Ltd., ADR	(38,595)	(237,359)
		(518,326)
COSMETICS & PERSONAL CARE (-0.05%)
Coty, Inc., Class A	(10,892)	(223,068)

DIVERSIFIED FINANCIAL SERVICES (-0.14%)
Credit Acceptance Corp.	(338)	(84,196)
Eaton Vance Corp.	(4,673)	(229,398)
Financial Engines, Inc.	(3,913)	(150,455)
WisdomTree Investments, Inc.	(10,677)	(111,468)
		(575,517)
ELECTRONICS (-0.08%)
Knowles Corp.	(10,014)	(151,712)
National Instruments Corp.	(4,229)	(173,981)
		(325,693)
ENVIRONMENTAL CONTROL (-0.03%)
Stericycle, Inc.	(1,574)	(121,324)

FOOD (-0.10%)
McCormick & Co., Inc.	(1,267)	(120,745)
Snyder's-Lance, Inc.	(3,783)	(131,611)
TreeHouse Foods, Inc.	(2,275)	(192,988)
		(445,344)

Description	Shares	Value (Note 2)
HEALTHCARE - PRODUCTS (-0.17%)
Henry Schein, Inc.	(478)	$(87,096)
IDEXX Laboratories, Inc.	(766)	(127,508)
Intuitive Surgical, Inc.	(227)	(212,985)
West Pharmaceutical Services, Inc.	(1,916)	(169,949)
Wright Medical Group NV	(4,189)	(110,045)
		(707,583)
HEALTHCARE-SERVICES (-0.03%)
Teladoc, Inc.	(3,960)	(129,888)

HOME BUILDERS (-0.05%)
Thor Industries, Inc.	(2,207)	(232,507)

INSURANCE (-0.19%)
Arch Capital Group, Ltd.	(1,140)	(110,876)
Cincinnati Financial Corp.	(1,843)	(140,363)
Kemper Corp.	(3,171)	(124,462)
Markel Corp.	(128)	(137,153)
Mercury General Corp.	(2,403)	(143,916)
RLI Corp.	(2,881)	(167,271)
		(824,041)
INTERNET (-0.30%)
58.com, Inc., ADR	(2,560)	(130,688)
Bitauto Holdings, Ltd., ADR	(5,073)	(160,307)
Cogent Communications Holdings, Inc.	(5,631)	(235,094)
F5 Networks, Inc.	(1,014)	(122,441)
Netflix, Inc.	(749)	(136,063)
Palo Alto Networks, Inc.	(596)	(78,541)
Proofpoint, Inc.	(1,638)	(139,623)
Snap, Inc., Class A	(3,379)	(46,191)
Wayfair, Inc., Class A	(3,487)	(266,232)
		(1,315,180)
LEISURE TIME (-0.03%)
Norwegian Cruise Line Holdings, Ltd.	(2,530)	(139,327)

MACHINERY - DIVERSIFIED (-0.10%)
Cognex Corp.	(1,264)	(120,156)
Flowserve Corp.	(1,057)	(43,474)
The Middleby Corp.	(1,279)	(167,140)
Wabtec Corp.	(1,070)	(80,635)
		(411,405)
MEDIA (-0.10%)
FactSet Research Systems, Inc.	(934)	(156,183)
Houghton Mifflin Harcourt Co.	(11,441)	(136,720)
Viacom, Inc., Class B	(3,870)	(135,140)
		(428,043)
METAL FABRICATE & HARDWARE (-0.02%)
Sun Hydraulics Corp.	(2,525)	(104,434)

MISCELLANEOUS MANUFACTURING (-0.07%)
Actuant Corp., Class A	(5,024)	(121,581)
AptarGroup, Inc.	(2,214)	(179,179)
		(300,760)

Description	Shares	Value (Note 2)
OIL & GAS (-0.49%)
Antero Resources Corp.	(8,085)	$(166,713)
Apache Corp.	(6,332)	(313,307)
Carrizo Oil & Gas, Inc.	(12,727)	(200,578)
Ecopetrol SA, Sponsored ADR	(10,350)	(96,669)
Eni SpA, Sponsored ADR	(4,200)	(132,636)
Hess Corp.	(5,293)	(235,750)
HollyFrontier Corp.	(11,206)	(323,181)
Murphy Oil Corp.	(7,485)	(198,951)
RPC, Inc.	(7,973)	(165,121)
Ultra Petroleum Corp.	(15,801)	(162,592)
Whiting Petroleum Corp.	(12,601)	(66,155)
		(2,061,653)
OIL & GAS SERVICES (-0.04%)
National Oilwell Varco, Inc.	(5,879)	(192,302)

PACKAGING & CONTAINERS (-0.11%)
Ball Corp.	(5,399)	(226,218)
Bemis Co., Inc.	(1,761)	(74,614)
Sonoco Products Co.	(3,984)	(193,144)
		(493,976)
PHARMACEUTICALS (-0.14%)
AmerisourceBergen Corp.	(963)	(90,349)
Bristol-Myers Squibb Co.	(3,157)	(179,633)
Diplomat Pharmacy, Inc.	(4,532)	(71,923)
Eli Lilly & Co.	(2,086)	(172,429)
TESARO, Inc.	(571)	(72,894)
		(587,228)
PIPELINES (-0.06%)
Tallgrass Energy GP LP	(4,258)	(110,495)
Tallgrass Energy Partners LP	(2,596)	(132,708)
		(243,203)
REAL ESTATE INVESTMENT TRUSTS (-0.16%)
Equinix, Inc.	(581)	(261,874)
Lamar Advertising Co., Class A	(1,906)	(134,506)
Pebblebrook Hotel Trust	(3,400)	(114,478)
Washington Prime Group, Inc.	(21,402)	(193,046)
		(703,904)
RETAIL (-0.30%)
Buffalo Wild Wings, Inc.	(809)	(86,968)
CarMax, Inc.	(3,062)	(202,858)
Casey's General Stores, Inc.	(1,508)	(160,979)
Costco Wholesale Corp.	(718)	(113,810)
Cracker Barrel Old Country Store, Inc.	(779)	(121,096)
Dollar General Corp.	(1,837)	(138,069)
Domino's Pizza, Inc.	(523)	(97,540)
Dunkin' Brands Group, Inc.	(2,336)	(123,878)
Kohl's Corp	(2,932)	(121,238)
Texas Roadhouse, Inc.	(2,162)	(102,263)
		(1,268,699)
SAVINGS & LOANS (-0.05%)
New York Community Bancorp, Inc.	(7,231)	(94,943)
People's United Financial, Inc.	(6,566)	(114,511)
		(209,454)

Description	Shares	Value (Note 2)

SEMICONDUCTORS (‐0.04%)
Cavium, Inc.	(1,801)	$(111,554)
Impinj, Inc.	(1,259)	(61,867)
		(173,421)
SOFTWARE (‐0.49%)
2U, Inc.	(3,022)	(156,389)
ACI Worldwide, Inc.	(12,566)	(291,154)
Acxiom Corp.	(3,860)	(104,104)
Blackbaud, Inc.	(1,978)	(182,649)
Guidewire Software, Inc.	(2,516)	(181,555)
HubSpot, Inc.	(1,889)	(136,669)
Manhattan Associates, Inc.	(4,008)	(177,154)
Medidata Solutions, Inc.	(2,275)	(174,743)
salesforce.com, Inc.	(1,898)	(172,338)
The Ultimate Software Group, Inc.	(953)	(215,102)
Veeva Systems, Inc., Class A	(2,312)	(147,413)
Workday, Inc., Class A	(2,093)	(213,716)
		(2,152,986)
STORAGE & WAREHOUSING (‐0.04%)
Mobile Mini, Inc.	(5,227)	(160,992)

TELECOMMUNICATIONS (‐0.16%)
Arista Networks, Inc.	(1,833)	(273,649)
Frontier Communications Corp.	(1,508)	(23,086)
Sprint Corp.	(26,415)	(210,792)
Telefonica SA, Sponsored ADR	(7,844)	(88,480)
ViaSat, Inc.	(1,435)	(94,839)
		(690,846)
TRANSPORTATION (‐0.07%)
Heartland Express, Inc.	(4,398)	(92,930)
JB Hunt Transport Services, Inc.	(1,276)	(115,746)
Old Dominion Freight Line, Inc.	(969)	(92,937)
		(301,613)

TOTAL COMMON STOCKS (Proceeds $19,142,878)		(20,340,714)

Description	Principal Amount	Value (Note 2)
CORPORATE BONDS (‐1.13%)
CHEMICALS (‐0.30%)
CVR Partners LP / CVR Nitrogen Finance Corp.
9.25%, 6/15/2023(d)	$(1,266,000)	$(1,294,485)

PHARMACEUTICALS (‐0.48%)
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/1/2026	(2,149,000)	(2,059,367)

Description	Principal Amount	Value (Note 2)

TELECOMMUNICATIONS (‐0.35%)
T‐Mobile USA, Inc.
6.50%, 1/15/2026	$(1,357,000)	$(1,513,055)

TOTAL CORPORATE BONDS (Proceeds $4,787,528)		(4,866,907)

Description	Shares	Value (Note 2)
EXCHANGE TRADED FUNDS (‐2.29%)
Consumer Discretionary Select Sector SPDR Fund	(20,253)	(1,850,314)
Consumer Staples Select Sector SPDR Fund	(17,470)	(966,440)
Health Care Select Sector SPDR Fund	(14,639)	(1,169,510)
iShares 20+ Year Treasury Bond ETF	(12,886)	(1,598,379)
iShares 7‐10 Year Treasury Bond ETF	(7,080)	(756,498)
iShares Euro Government 10.5+ Year ETF	(5,377)	(889,996)
iShares Euro Government 7‐10 Year ETF	(7,476)	(1,843,033)
Vanguard REIT ETF	(9,321)	(785,388)
		(9,859,558)
TOTAL EXCHANGE TRADED FUNDS (‐2.29%) (Proceeds $9,167,539)		(9,859,558)

TOTAL SECURITIES SOLD SHORT (Proceeds $33,097,945)		$(35,067,179)

(a)	Non‐income producing security.
(b)	Security position either entirely or partially held in a segregated account as collateral for securities sold short and total return swaps. Aggregate total fair value of $25,156,568.
(c)	Less than 0.005%.
(d)
Security exempt from registration under rule 144A of the securities act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At period end, the fair value of those securities held in long positions was $52,269,067 and the value of the securities held in short positions was $(1,294,485). This totals $50,974,582, which represents 11.82% of the Fund's net assets.

(e)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(f)	Includes cash which is being held as collateral for securities sold short and total return swap contracts.

TOTAL RETURN SWAP CONTRACTS*
Counterparty	Reference Obligation	Notional Amount	Rate Paid by the Fund	Termination Date	Unrealized Appreciation/(Depreciation)
Morgan Stanley	BHDG Systematic Trading Segregated Portfolio(a)	$21,155,462	1‐Month LIBOR BBA	09/13/2018	$241,157
Morgan Stanley	Clinton Segregated Portfolio(b)	13,627,632	1‐Month LIBOR BBA	09/13/2018	46,596
Morgan Stanley	Iboxx HY Index	(14,750,000)	3‐Month LIBOR	09/20/2017	(191,456)
Morgan Stanley	Iboxx IG Index	(2,000,000)	3‐Month LIBOR	09/20/2017	(3,548)
Morgan Stanley	Impala Segregated Portfolio(c)	35,054,364	1‐Month LIBOR BBA	03/20/2019	(243,537)
Morgan Stanley	Melchior Segregated Portfolio(d)	35,485,585	1‐Month LIBOR BBA	03/20/2019	38,953
Morgan Stanley	PSAM Highland(e)	45,161,009	1‐Month EURIBOR	06/03/2021	8,809
Morgan Stanley	WABR Cayman Company Limited(f)	50,616,766	1‐Month LIBOR BBA	09/01/2020	32,424
		$184,350,818			$(70,602)

*
For the long positions, the Fund receives payments based on any positive return of the Reference Obligation less the rate paid by the Fund. The Fund makes payments on any negative return of such Reference Obligation plus the rate paid by the Fund. For short positions, the Fund receives payments based on any negative return of the Reference Obligation less the rate paid by the fund. The Fund makes payments on any positive return of such Reference obligation plus the rate paid by the Fund.

(a)
BHDG Systematic Trading Segregated Portfolio is a quantitative trend following strategy that uses futures.  BHDG will employ some short, medium, and long term signals.  Interest rate, commodity, equity, and sovereign debt futures will be used.  Any asset class may have net long or short exposure, and exposures in aggregate may be net long or short.

(b)
Clinton Segregated Portfolio is a global, quantitative equity market neutral strategy.  The Portfolio will invest in large, mid, and small cap stocks in developed and some emerging markets.  The strategy will also attempt to minimize net exposure to any given country or sector.  The strategy attempts to generate returns primarily through trading value, momentum, and mean reversion models.

(c)
Impala Segregated Portfolio is a European equity long/short strategy that employs a flexible, low‐net strategy (0% to 50%), and long exposure will vary between 60% and 100%.  The portfolio is primarily comprised of large and mid‐cap stocks listed on European exchanges.

(d)
Melchior Segregated Portfolio is a global equity long/short strategy that uses a long‐biased strategy that is focused on cyclical sectors.  The strategy has a net exposure that ranges between 50% and 80%, and long exposure varies between 80% and 100%.  The strategy is comprised of large cap stocks listed on exchanges of developed and emerging market countries.

(e)
PSAM Highland employs an event driven strategy.  The fund will primarily make investments in equity special situations and merger arbitrage.  The strategy will also opportunistically allocate to liquid high yield credit positions when trading at stressed levels.  The strategy will employ gross long exposure of up to 120%, and net exposure will typically vary from 40% to 80%.

(f)
Weiss Alpha Balanced Risk ("WABR") Cayman Company Limited incorporates an absolute return oriented approach within a risk parity framework.  Active absolute return strategies include fundamental long/short equity, credit relative value, discretionary macro, and equity market neutral strategies.  The strategy also maintains a passive risk weighted allocation to equities and fixed income, but each of the three allocations is equally risk weighted subject to a 40% limit on the absolute return allocation.  Gross equity long exposure will typically be 140% or less, and net equity exposure will vary between 5% and 35%.

Common Abbreviations:

AQR - AQR Capital Management LLC.
BBA - British Bankers Association.
EURIBOR - Euro Interbank Offered Rate.
LIBOR - London Interbank Offered Rate.
PIMCO - Pacific Investment Management Company.
S&P - Standard & Poor's.
SPDR - Standard & Poor's Depositary Receipt.

See notes to Quarterly Schedule of Investments.

Highland Resolute Fund	Notes to Consolidated Quarterly Schedule of Investments

July 30, 2017 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes the Highland Resolute Fund (the “Fund”). Effective August 31, 2017, the Fund changed its name from Redmont Resolute Fund. The Fund seeks to provide long-term total return with reduced volatility and reduced correlation to the conventional stock and bond markets. The Fund offers Class I shares.

Basis of Consolidation: Highland Resolute Cayman (the “Subsidiary”), a Cayman Islands exempted company, is a wholly owned subsidiary of the Fund. The Subsidiary’s investment objective is designed to enhance the ability of the Fund to obtain exposure to equities, financial, currency and commodities markets consistent with the limits of the U.S. federal tax law requirements applicable to registered investment companies. The Subsidiary is subject to substantially the same investment policies and investment restrictions as the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain commodity-related investments on behalf of the Fund. Investments in the Subsidiary are expected to provide the Fund with exposure to the commodity  markets within the limitations of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and recent IRS revenue rulings, as discussed below under “Federal Income Taxes”. The Fund is the sole shareholder of the Subsidiary pursuant to a subscription agreement, and it is intended that the Fund will remain the sole shareholder and will continue to control the Subsidiary. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to wholly own and vote at general meetings of the Subsidiary and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. The Fund may invest up to 25% of its total assets in shares of the Subsidiary. As a wholly owned subsidiary of the Fund, all assets and liabilities, income and expenses of the Subsidiary are consolidated in the Schedule of investments. All investments held by the Subsidiary are disclosed in the accounts of the Fund. As of July 31, 2017, net assets of the Fund were $431,293,765, of which $20,914,768 or 4.84%, represented the Fund’s ownership of all issued shares and voting rights of the Subsidiary.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying Consolidated Schedule of Investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the Consolidated Schedule of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts at the date of the Consolidated Schedule of Investments. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under U.S. GAAP. The following is a summary of significant accounting policies consistently followed by the Fund and Subsidiary in preparation of the Consolidated Schedule of Investments.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers–dealers that make a market in the security. Municipal securities having a remaining maturity of greater than 60 days, are typically valued at the evaluated bid price formulated by an independent pricing service. Corporate Bonds, U.S. Government & Agency, and U.S. Treasury Bonds & Notes are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the mean between the bid and asked prices as of the close of business of that market.

Highland Resolute Fund	Notes to Consolidated Quarterly Schedule of Investments

July 30, 2017 (Unaudited)

Futures contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over the counter market, and that are freely transferrable, are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity. Over-the-counter swap contracts for which market quotations are readily available are valued based on quotes received from independent pricing services or one or more dealers that make markets in such securities. Options contracts listed for trading on a securities exchange or board of trade are valued at the last quoted sales price or, in the absence of a sale at the mean of the last bid and asked price.

Forward currency exchange contracts have a fair value determined by the current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service. Foreign exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time.

When such prices or quotations are not available, or when Highland Associates, Inc. (the “Adviser”) believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or  liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –
Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

Highland Resolute Fund	Notes to Consolidated Quarterly Schedule of Investments

July 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2017:

Highland Resolute Fund

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Closed End Funds	$1,678,299	$–	$–	$1,678,299
Common Stocks	74,325,431	–	–	74,325,431
Limited Partnerships	5,664,603	–	–	5,664,603
Open‐End Mutual Funds	161,185,555	–	–	161,185,555
Rights	10,926	–	–	10,926
Corporate Bonds	–	84,004,250	–	84,004,250
Purchased Put Options	252,150	–	–	252,150
Short Term Investments
Money Market Funds	12,157,395	–	–	12,157,395
Total	$255,274,359	$84,004,250	$–	$339,278,609

Other Financial Instruments**
Assets:
Total Return Swap Contracts	$–	$367,939	$–	$367,939
Liabilities:
Common Stocks Sold Short(*)	(20,340,714)	–	–	(20,340,714)
Corporate Bonds ‐ Shold Short	–	(4,866,907)	–	(4,866,907)
Exchange Traded Funds Sold Short	(9,859,558)	–	–	(9,859,558)
Total Return Swap Contracts	–	(438,541)	–	(438,541)
Total	$(30,200,272)	$(4,937,509)	$–	$(35,137,781)

*	For detailed descriptions, see the accompanying Schedule of Investments.
**
Other financial instruments are derivative instruments reflected in the Schedule of Investments. The derivatives shown in the table are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date.

The Fund recognizes transfers between levels as of the end of the period. For the three months ended July 31, 2017, the Fund did not have any transfers between Level 1 and Level 2 securities. The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities at Value	Balance as of 4/30/2017	Return of Capital		Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases		Sales Proceeds	Transfer in and/or (out)of Level 3		7/31/2017		Net change in unrealized appreciation/ (depreciation)attributable to Level 3 investments held at 7/31/2017
Common Stock	$107,200	$	‐	$(60,947)	$37,800	$	‐	$(84,053)	$	‐	$	‐	$	‐
Total	$107,200	$	‐	$(60,947)	$37,800	$	‐	$(84,053)	$	‐	$	‐	$	‐

Highland Resolute Fund	Notes to Consolidated Quarterly Schedule of Investments

July 30, 2017 (Unaudited)

Federal Income Taxes: The Fund complies with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intend to distribute substantially all of their net taxable income and net capital gains, if any, each year so that the Fund will not be subject to excise tax on undistributed income and gains. The Fund is not subject to income taxes to the extent such distributions are made.

As of and during the year ended July 31, 2017, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis). Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Fund. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion its average daily net assets.

Short Sales: The Fund may make short sales of securities consistent with its strategies. A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline.

When a Fund makes a short sale, it must borrow the security sold short and deliver it to the broker dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time that a Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent that a Fund engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of segregated or “earmarked” assets determined to be liquid in accordance with procedures established by the Board and that is equal to the current market value of the securities sold short, or will ensure that such positions are covered by “offsetting” positions, until the Fund replaces the borrowed security. A short sale is “against the box” to the extent that the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. The Fund may engage in short selling to the extent permitted by the federal securities laws and rules and interpretations thereunder. To the extent a Fund engages in short selling in foreign (non-U.S.) jurisdictions, the Fund will do so to the extent permitted by the laws and regulations of such jurisdiction.

Swap Contracts: The Fund may enter into swap transactions for hedging purposes or to seek to increase total return. At the present time, the Fund primarily enters into swap transactions for the purpose of increasing total return. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Fund and/or the termination value at the end of the contract.

Therefore, the Fund considers the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market risk, liquidity risk and elements of credit, legal and documentation risk that are not directly reflected in the amounts.

The Fund invests in total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.  The Fund may pay or receive cash as collateral on these contracts which may be recorded as an asset and/or liability. The Fund must set aside liquid assets, or engage in other appropriate measures, to cover its obligations under these contracts. Swaps are marked to market daily using either pricing vendor quotations, counterparty prices, or model prices and the change in value, if any, is recorded as an unrealized gain or loss. Upfront payments made and/or received by the Fund are recorded as an asset and/or liability and realized gains or losses are recognized ratably over the contract’s term/event, with the exception of forward starting interest rate swaps, whose realized gains or losses are recognized ratably from the effective start date. Periodic payments received or made on swap contracts are recorded as realized gains or losses. Gains or losses are realized upon termination of a swap contract. Swap agreements held at July 31, 2017 are disclosed in the Consolidated Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the Schedule of investments.

Highland Resolute Fund	Notes to Consolidated Quarterly Schedule of Investments

July 30, 2017 (Unaudited)

Option Contracts: The Fund may enter into options transactions for hedging purposes and for non-hedging purposes such as seeking to enhance return. The Fund may write covered put and call options on any stocks or stock indices, currencies traded on domestic and foreign securities exchanges, or futures contracts on stock indices, interest rates and currencies traded on domestic and, to the extent permitted by the CFTC, foreign exchanges. A call option on an asset written by the Fund obligates the Fund to sell the specified asset to the holder (purchaser) at a stated price (the exercise price) if the option is exercised before a specified date (the expiration date). A put option on an asset written by the Fund obligates the Fund to buy the specified asset from the purchaser at the exercise price if the option is exercised before the expiration date. Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses which are recorded on the Statement of Operations. There was no written option activity for the three months ended July 31, 2017.

Futures:  The Fund may enter into futures contracts for hedging purposes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, the Fund is required to deposit an initial margin with the broker in an amount equal to a certain percentage of the contract amount. The Fund receives from or pays to the broker, on a daily basis, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin,” and are recorded by the Fund as unrealized gains or losses. When the futures contract is closed, the Fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The Fund’s potential losses from the use of futures extend beyond its initial investment in such contracts. The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized. The predominant risk is that the movement of a futures contract’s price may result in a loss, which could render the Fund’s hedging strategy unsuccessful. There is minimal counterparty credit risk since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Unrealized Appreciation and Depreciation on Investments: As of July 31, 2017, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation for Federal tax purposes were as follows:

	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation	Cost of Investments for Income Tax Purposes
Highland Resolute Fund	$36,733,830	$(22,830,634)	$13,903,196	$325,375,413

Rondure New World Fund
PORTFOLIO OF INVESTMENTS
July 31, 2017 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (91.78%)
Argentina (0.29%)
MercadoLibre, Inc.	725	$209,105

Bangladesh (0.63%)
GrameenPhone, Ltd.	21,919	102,221
Square Pharmaceuticals, Ltd.	100,333	348,684
		450,905

Brazil (6.15%)
Ambev SA	38,700	237,163
Hypermarcas SA	213,200	1,907,509
M Dias Branco SA	112,200	1,820,257
Raia Drogasil SA	15,300	339,231
TOTVS SA	12,700	122,139
		4,426,299

Chile (0.28%)
Banmedica SA	84,331	205,198

China (16.17%)
Alibaba Group Holding, Ltd., Sponsored ADR(a)	19,300	2,990,535
Anta Sports Products, Ltd.	90,000	308,803
Baidu, Inc., Sponsored ADR(a)	4,675	1,058,186
China Resources Beer Holdings Co., Ltd.	372,000	940,144
Ctrip.com International, Ltd., ADR(a)	1,300	77,649
Haier Electronics Group Co., Ltd.	411,000	1,060,282
Hengan International Group Co., Ltd.	125,000	953,808
JD.com, Inc., ADR(a)	27,650	1,248,951
TravelSky Technology, Ltd., Class H	35,000	92,756
Want Want China Holdings, Ltd.	480,000	324,474
Yum China Holdings, Inc.(a)	72,400	2,591,196
		11,646,784
	Shares	Value (Note 2)
Colombia (0.09%)
Grupo Nutresa SA	6,962	$62,016

Denmark (0.63%)
Novo Nordisk A/S, Class B	10,609	452,748

Germany (0.39%)
KUKA AG	2,100	284,148

Greece (0.58%)
JUMBO SA	24,790	415,252

Hong Kong (2.05%)
Vitasoy International Holdings, Ltd.	689,000	1,473,127

India (7.13%)
Asian Paints, Ltd.	4,244	76,854
Bharat Electronics, Ltd.	734,500	2,046,599
Britannia Industries, Ltd.	7,311	446,925
Castrol India, Ltd.	34,000	212,343
Colgate-Palmolive India, Ltd.	4,704	79,160
Dabur India, Ltd.	83,000	401,083
Eicher Motors, Ltd.	1,400	656,475
Godrej Consumer Products, Ltd.	5,302	85,727
Hindustan Unilever, Ltd.	4,635	83,504
Marico, Ltd.	14,900	77,739
Maruti Suzuki India, Ltd.	6,070	733,311
Nestle India, Ltd.	718	75,740
Pidilite Industries, Ltd.	6,385	79,211
Vakrangee, Ltd.	11,480	78,963
		5,133,634

Indonesia (1.97%)
Indofood CBP Sukses Makmur Tbk PT	2,049,500	1,284,399
Kalbe Farma Tbk PT	1,014,000	132,039
		1,416,438

Kenya (1.17%)
East African Breweries, Ltd.	268,000	680,439
Safaricom, Ltd.	679,100	160,011
		840,450

Malaysia (0.32%)
Heineken Malaysia Bhd	28,000	117,585

	Shares	Value (Note 2)
Malaysia (continued)
Westports Holdings Bhd	131,000	$114,126
		231,711

Mexico (3.89%)
Alsea SAB de CV	16,300	63,433
Arca Continental Sab De CV	16,200	120,436
Becle SAB de CV(a)	398,300	671,198
Corp Moctezuma SAB de CV	90,700	356,635
Gruma SAB de CV, Class B	47,600	656,306
Grupo Bimbo SAB de CV, Series A	102,500	257,769
Wal-Mart de Mexico SAB de CV	293,500	679,242
		2,805,019

Pakistan (0.77%)
Lucky Cement, Ltd.	10,600	71,188
Nestle Pakistan, Ltd.(a)	4,578	486,423
		557,611

Peru (0.84%)
Alicorp SAA	235,810	604,716

Philippines (2.41%)
International Container Termin	448,000	948,205
Jollibee Foods Corp.	26,000	115,933
Philippine Seven Corp.	131,000	441,340
Puregold Price Club, Inc.	134,000	125,210
Universal Robina Corp.	33,000	105,291
		1,735,979

Poland (0.34%)
AmRest Holdings SE(a)	2,400	246,858

Russia (2.28%)
Alrosa PJSC	495,500	693,236
LUKOIL PJSC, Sponsored ADR	3,100	144,367
Mail.Ru Group, Ltd., GDR(a),(b)	7,500	207,075
Sberbank of Russia PJSC, Sponsored ADR	46,600	542,890
Yandex NV, Class A(a)	1,900	55,062
		1,642,630
	Shares	Value (Note 2)
South Africa (4.04%)
Clicks Group, Ltd.	115,400	$1,306,998
Distell Group, Ltd.	40,100	442,237
Shoprite Holdings, Ltd.	55,300	846,280
Tiger Brands, Ltd.	10,400	315,265
		2,910,780

South Korea (8.67%)
Amorepacific Corp.	800	202,672
BGF retail Co., Ltd.	20,939	1,728,934
LG Household & Health Care, Ltd.	400	354,229
Medy-Tox, Inc.	1,494	789,288
NAVER Corp.	437	313,579
Samsung Electronics Co., Ltd.	1,325	2,853,537
		6,242,239

Sri Lanka (0.43%)
Lion Brewery Ceylon PLC	106,656	312,501

Taiwan (7.61%)
Eclat Textile Co., Ltd.	49,980	575,187
Giant Manufacturing Co., Ltd.	44,000	217,118
Merida Industry Co., Ltd.	48,000	229,703
Pou Chen Corp.	423,000	571,555
President Chain Store Corp.	245,000	2,077,131
Standard Foods Corp.	48,000	127,807
Taiwan Semiconductor Manufacturing Co., Ltd.	237,000	1,683,579
		5,482,080

Thailand (0.50%)
CP ALL PCL	129,000	235,504
Thai Beverage PCL	179,000	126,145
		361,649

Turkey (6.49%)
Arcelik AS	43,300	319,888
Aselsan Elektronik Sanayi Ve Ticaret AS	244,800	1,673,573
BIM Birlesik Magazalar AS	112,400	2,190,927
Ulker Biskuvi Sanayi AS	81,200	490,059
		4,674,447
United Arab Emirates (2.28%)
Aramex PJSC	711,000	1,025,932

	Shares	Value (Note 2)
United Arab Emirates (continued)
DP World, Ltd.	26,720	$614,560
		1,640,492

United States (9.35%)
Carnival Corp.	36,900	2,464,182
Johnson & Johnson	5,250	696,780
Kansas City Southern	8,325	859,057
PriceSmart, Inc.	2,125	179,031
Royal Caribbean Cruises, Ltd.	13,250	1,498,178
Starbucks Corp.	19,275	1,040,464
		6,737,692

Uruguay (0.95%)
Arcos Dorados Holdings, Inc., Class A(a)	77,600	682,880

Vietnam (3.08%)
Vietnam Dairy Products JSC	330,760	2,220,930

TOTAL COMMON STOCKS
(Cost $64,899,929)		66,106,318

TOTAL INVESTMENTS (91.78%)
(Cost $64,899,929)		$66,106,318

Other Assets In Excess Of Liabilities (8.22%)		5,917,572

NET ASSETS (100.00%)		$72,023,890

(a)	Non-Income Producing Security.
(b)
Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.  The security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of July 31, 2017, the aggregate market value of those securities was $207,075, representing 0.29% of net assets.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolios of Investments.

Rondure Overseas Fund
PORTFOLIO OF INVESTMENTS
July 31, 2017 (Unaudited)
	Shares	Value (Note 2)
COMMON STOCKS (91.40%)
Australia (3.56%)
DuluxGroup, Ltd.	40,808	$215,140
REA Group, Ltd.	1,926	106,346
SEEK, Ltd.	2,100	28,728
		350,214

Belgium (2.23%)
bpost SA	1,900	52,058
Lotus Bakeries	22	61,407
Ontex Group NV	3,100	106,387
		219,852

Britain (11.57%)
Abcam PLC	1,200	16,260
B&M European Value Retail SA	22,000	104,497
BAE Systems PLC	17,900	142,058
Compass Group PLC	4,696	100,188
easyJet PLC	5,700	92,954
J D Wetherspoon PLC	22,588	304,881
Reckitt Benckiser Group PLC	300	29,168
Rightmove PLC	700	38,864
Unilever NV	1,950	113,805
WH Smith PLC	8,500	197,382
		1,140,057

Canada (0.70%)
Dollarama, Inc.	700	68,425

Denmark (2.28%)
Novo Nordisk A/S, Class B	1,301	55,521
Novozymes A/S, Class B	1,025	47,349
Royal Unibrew A/S	2,440	121,568
		224,438

Finland (1.93%)
Olvi OYJ, Class A	5,395	189,874

France (0.51%)
Laurent-Perrier	550	49,808

Germany (6.64%)
CTS Eventim AG & Co. KGaA	400	18,533
Deutsche Lufthansa AG	4,377	94,174
	Shares	Value (Note 2)
Germany (continued)
Deutsche Post AG	8,680	$337,033
Krones AG	1,165	145,153
KUKA AG	299	40,457
Rational AG	30	18,860
		654,210

Hong Kong (1.30%)
Vitasoy International Holdings, Ltd.	60,000	128,284

Ireland (0.65%)
Glanbia PLC	3,075	64,067

Italy (3.59%)
Brembo SpA	3,360	51,708
Davide Campari-Milano SpA	4,498	33,306
De' Longhi SpA	447	14,700
DiaSorin SpA	383	33,370
Moncler SpA	7,304	196,275
Salvatore Ferragamo SpA	836	24,257
		353,616

Japan (28.42%)
Aeon Delight Co., Ltd.	7,000	233,979
Calbee, Inc.	6,000	248,991
Cosmos Pharmaceutical Corp.	1,300	276,874
Create SD Holdings Co., Ltd.	9,600	243,037
Ezaki Glico Co., Ltd.	5,400	284,094
Kusuri no Aoki Holdings Co., Ltd.	1,800	99,107
Kyushu Railway Co.	6,000	197,832
Lintec Corp.	3,000	72,901
Matsumotokiyoshi Holdings Co., Ltd.	3,300	203,547
MEIJI Holdings Co., Ltd.	400	31,893
Morinaga & Co., Ltd.	800	45,861
Pigeon Corp.	1,800	66,779
Ryohin Keikaku Co., Ltd.	300	76,738
Seria Co., Ltd.	5,100	253,045
Seven & i Holdings Co., Ltd.	4,400	177,405
Sundrug Co., Ltd.	1,600	59,649
TOTO, Ltd.	800	32,255
Tsuruha Holdings, Inc.	900	94,535
Yaskawa Electric Corp.	3,800	102,062
		2,800,584

	Shares	Value (Note 2)
Netherlands (0.31%)
Hunter Douglas NV	350	$30,673

New Zealand (5.53%)
Air New Zealand, Ltd.	99,399	250,073
Mainfreight, Ltd.	8,170	149,097
Trade Me Group, Ltd.	35,498	145,825
		544,995

South Korea (1.92%)
Samsung Electronics Co., Ltd.	88	189,518

Spain (3.14%)
Amadeus IT Group SA	4,540	279,794
Industria de Diseno Textil SA	747	29,704
		309,498

Sweden (1.48%)
Axfood AB	4,544	76,542
Indutrade AB	1,260	31,103
Loomis AB, Class B	1,032	38,346
		145,991

Switzerland (4.62%)
ABB, Ltd.	3,000	70,428
Nestle SA	1,800	152,086
UBS Group AG	13,400	233,092
		455,606

Taiwan (4.87%)
Eclat Textile Co., Ltd.	13,260	152,601
Pou Chen Corp.	21,000	28,375
President Chain Store Corp.	28,000	237,386
Standard Foods Corp.	23,000	61,241
		479,603

United States (6.15%)
Carnival Corp.	4,025	268,789
Johnson & Johnson	500	66,360
Mondelez International, Inc., Class A	675	29,713
NIKE, Inc., Class B	300	17,715
Royal Caribbean Cruises, Ltd.	650	73,496
Starbucks Corp.	2,475	133,601
	Shares	Value (Note 2)
United States (continued)
The Walt Disney Co.	150	$16,489
		606,163

TOTAL COMMON STOCKS
(Cost $8,698,848)		9,005,476

PREFERRED STOCKS (0.81%)
Germany (0.81%)
FUCHS PETROLUB SE	1,351	80,286

TOTAL PREFERRED STOCKS
(Cost $73,715)		80,286

TOTAL INVESTMENTS (92.21%)
(Cost $8,772,563)		$9,085,762

Other Assets In Excess Of Liabilities (7.79%)		767,164

NET ASSETS (100.00%)		$9,852,926

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolios of Investments.

Rondure Funds	Notes to Quarterly Portfolios of Investments

July 31, 2017 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of July 31, 2017, the Trust consists of multiple separate Portfolios or series. This quarterly report describes the Rondure New World Fund and the Rondure Overseas Fund (individually a “Fund” and collectively, the “Funds”). The Funds seek long-term growth of capital. The Funds offer Investor Class and Institutional Class shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying Portfolios of Investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the Portfolios of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts in the Portfolios of Investments Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their Portfolios of Investments.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

Equity securities that are primarily traded on foreign securities exchanges are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Board”). The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of each Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE. The Funds’ valuation procedures set forth certain triggers which instruct when to use the fair valuation model.

Forward currency exchange contracts have a fair value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service.

When such prices or quotations are not available, or when Rondure Global Advisors, LLC (the “Adviser”) believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Rondure Funds	Notes to Quarterly Portfolios of Investments

July 31, 2017 (Unaudited)

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or  liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each Fund’s investments in the fair value hierarchy as of July 31, 2017:

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Rondure New World Fund
Common Stocks	$66,106,318	$–	$–	$66,106,318
Total	$66,106,318	$–	$–	$66,106,318

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Rondure Overseas Fund
Common Stocks	$9,085,762	$–	$–	$9,085,762
Total	$9,085,762	$–	$–	$9,085,762

*	For a detailed country breakdown, see the accompanying Portfolios of Investments.

Rondure Funds	Notes to Quarterly Portfolios of Investments

July 31, 2017 (Unaudited)

For the period ended July 31, 2017, the Funds did not have any transfers in/(out) of Level 1 and Level 2 securities.

The Funds recognize transfers between levels as of the end of the period. For the period ended July 31, 2017, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost which is the same basis the Fund uses for federal income tax purposes. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency,  less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern Time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Currency Spot Contracts: The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service.

The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Unrealized Appreciation and Depreciation on Investments: As of July 31, 2017, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation for Federal tax purposes was as follows:

	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/(Depreciation)	Cost of Investments for Income Tax Purposes
Rondure New World Fund	$2,803,233	$(1,596,845)	$1,206,388	$64,899,929
Rondure Overseas Fund	273,050	40,146	313,196	8,772,566

SEAFARER OVERSEAS GROWTH AND INCOME FUND
PORTFOLIO OF INVESTMENTS
July 31, 2017 (Unaudited)

	Currency	Shares	Value
COMMON STOCKS (82.9%)
Brazil (5.9%)
Odontoprev SA	BRL	19,800,000	$82,924,623
TOTVS SA	BRL	7,657,600	73,645,173

Total Brazil			156,569,796

China / Hong Kong (15.0%)
Hang Lung Properties, Ltd.	HKD	40,250,000	100,279,741
China Yangtze Power Co., Ltd.	CNY	33,099,447	74,817,963
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	HKD	71,418,000	57,604,010
Fuyao Glass Industry Group Co., Ltd., Class H	HKD	15,288,800	52,164,505
Texwinca Holdings, Ltd.	HKD	55,900,000	33,923,030
Xinhua Winshare Publishing and Media Co., Ltd., Class H	HKD	31,500,000	26,213,704
Pico Far East Holdings, Ltd.	HKD	47,500,000	19,581,861
Greatview Aseptic Packaging Co., Ltd.	HKD	33,000,000	19,012,137
Hengan International Group Co., Ltd.	HKD	2,100,400	16,027,019

Total China / Hong Kong			399,623,970

Hungary (3.1%)
Richter Gedeon Nyrt	HUF	3,250,000	83,196,546

Total Hungary			83,196,546

India (10.0%)
Infosys, Ltd., Sponsored ADR	USD	9,675,000	152,865,000
Sun Pharma Advanced Research Co., Ltd.(a)	INR	8,025,000	47,379,728
Balkrishna Industries, Ltd.	INR	1,500,000	38,012,509
Cyient, Ltd.	INR	3,250,000	26,589,700

Total India			264,846,937

Indonesia (3.7%)
Astra International Tbk PT	IDR	163,500,000	97,861,941

Total Indonesia			97,861,941

Japan (1.2%)
Hisamitsu Pharmaceutical Co., Inc.	JPY	690,000	32,420,518

Total Japan			32,420,518

	Currency	Shares	Value
Malaysia (0.8%)
Hartalega Holdings Bhd	MYR	12,000,000	$19,815,485

Total Malaysia			19,815,485

Mexico (5.0%)
Grupo Financiero Banorte SAB de CV, Class O	MXN	14,607,328	96,813,292
Bolsa Mexicana de Valores SAB de CV	MXN	21,526,800	36,977,365

Total Mexico			133,790,657

Poland (3.6%)
Bank Pekao SA	PLN	1,896,192	67,394,379
Asseco Poland SA	PLN	2,159,230	27,154,385

Total Poland			94,548,764

Singapore (6.0%)
Singapore Telecommunications, Ltd.	SGD	43,000,000	125,971,295
SIA Engineering Co., Ltd.	SGD	11,796,900	31,687,057
Venture Corp., Ltd.	SGD	270,200	2,625,934

Total Singapore			160,284,286

South Africa (4.5%)
Sanlam, Ltd.	ZAR	23,750,000	119,572,228

Total South Africa			119,572,228

South Korea (11.5%)
Hyundai Mobis Co., Ltd.	KRW	605,000	132,996,738
Coway Co., Ltd.	KRW	1,150,000	101,840,847
Dongsuh Cos., Inc.	KRW	2,050,000	54,132,970
Sindoh Co., Ltd.	KRW	355,185	18,282,165

Total South Korea			307,252,720

Taiwan (12.0%)
Delta Electronics, Inc.	TWD	19,200,000	102,054,942
Pou Chen Corp.	TWD	63,222,000	85,425,232
Taiwan Semiconductor Manufacturing Co., Ltd.	TWD	9,575,000	68,017,999
Vanguard International Semiconductor Corp.	TWD	25,204,000	47,243,675
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	USD	476,739	17,143,535

Total Taiwan			319,885,383

Vietnam (0.6%)
Bao Viet Holdings(a)	VND	4,450,000	11,572,174

	Currency	Shares	Value
Vietnam (continued)
Nam Long Investment Corp.	VND	4,041,030	$5,396,575

Total Vietnam			16,968,749

TOTAL COMMON STOCKS (Cost $2,000,229,524)			2,206,637,980

PREFERRED STOCKS (7.4%)
Brazil (3.0%)
Banco Bradesco SA, ADR	USD	8,450,000	81,289,000

Total Brazil			81,289,000

South Korea (4.4%)
Samsung Electronics Co., Ltd.	KRW	67,500	116,476,029

Total South Korea			116,476,029

TOTAL PREFERRED STOCKS (Cost $115,353,954)			197,765,029

	Currency	Rate	Maturity Date	Principal Amount	Value
CORPORATE BOND - FOREIGN CURRENCY (1.3%)
Mexico (1.3%)
America Movil SAB de CV	MXN	7.13%	12/09/24	65,290,000	3,575,776
America Movil SAB de CV	MXN	7.13%	12/09/24	209,710,000	11,485,311
America Movil SAB de CV	MXN	6.45%	12/05/22	350,000,000	18,788,428

Total Mexico					33,849,515

TOTAL CORPORATE BOND - FOREIGN CURRENCY (Cost $32,823,692)					33,849,515

CORPORATE BOND - USD (0.7%)
Brazil (0.7%)
Cielo SA / Cielo USA, Inc.	USD	3.75%	11/16/22	20,000,000	19,600,000

Total Brazil					19,600,000

TOTAL CORPORATE BOND – USD (Cost $18,158,522)					19,600,000

GOVERNMENT BOND, MEDIUM/LONG-TERM - FOREIGN CURRENCY (2.2%)
Brazil (1.6%)
Brazilian Government International Bond	BRL	10.25%	01/10/28	60,000,000	20,739,045

	Currency	Rate	Maturity Date	Principal Amount	Value
Brazil (continued)
Brazil Notas do Tesouro Nacional Serie F, Series NTNF	BRL	10.00%	01/01/25	70,000,000	$22,856,318

Total Brazil					43,595,363

Indonesia (0.6%)
Indonesia Treasury Bond, Series FR70	IDR	8.38%	03/15/24	200,000,000,000	16,242,915

Total Indonesia					16,242,915

TOTAL GOVERNMENT BOND, MEDIUM/LONG-TERM - FOREIGN CURRENCY (Cost $50,410,347)					59,838,278

GOVERNMENT BOND, SHORT-TERM – USD/FOREIGN CURRENCY (3.0%)
Hungary (0.2%)
Hungary Government International Bond	USD	4.13%	02/19/18	6,000,000	6,079,440

Total Hungary					6,079,440

Israel (0.3%)
Israel Government International Bond	USD	5.13%	03/26/19	8,000,000	8,459,680

Total Israel					8,459,680

Poland (0.3%)
Republic of Poland Government International Bond	USD	6.38%	07/15/19	8,000,000	8,719,904

Total Poland					8,719,904

Singapore (0.7%)
Singapore Government Bond	SGD	4.00%	09/01/18	11,000,000	8,369,627
Singapore Government Bond	SGD	0.50%	04/01/18	12,000,000	8,821,459

Total Singapore					17,191,086

South Africa (0.2%)
Republic of South Africa Government International Bond	USD	6.88%	05/27/19	5,000,000	5,398,140

Total South Africa					5,398,140

	Currency	Rate	Maturity Date	Principal Amount	Value
South Korea (1.3%)
The Korea Development Bank	USD	1.38%	09/12/19	5,000,000	$4,919,847
The Korea Development Bank	USD	2.88%	08/22/18	5,000,000	5,055,815
Korea Treasury Bond, Series 1806	KRW	1.63%	06/10/18	6,000,000,000	5,372,511
Korea Treasury Bond, Series 1812	KRW	1.75%	12/10/18	6,000,000,000	5,381,775
Korea International Bond	USD	7.13%	04/16/19	5,000,000	5,444,000
Korea Treasury Bond, Series 1712	KRW	2.00%	12/10/17	9,000,000,000	8,063,817

Total South Korea					34,237,765

TOTAL GOVERNMENT BOND, SHORT-TERM – USD/ FOREIGN CURRENCY (Cost $79,473,003)					80,086,015

TOTAL INVESTMENTS (Cost $2,296,449,042) (97.5%)					$2,597,776,817

Cash and Other Assets, Less Liabilities (2.5%)					65,521,502
NET ASSETS (100.0%)					$2,663,298,319

Principal Amount is stated in local currency unless otherwise noted.

(a)	Non-income producing security.

Currency Abbreviations

BRL	-	Brazil Real
CNY	-	China Yuan
HKD	-	Hong Kong Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesia Rupiah
INR	-	India Rupee
JPY	-	Japan Yen
KRW	-	South Korea Won
MXN	-	Mexico Peso
MYR	-	Malaysia Ringgit
PLN	-	Poland Zloty
SGD	-	Singapore Dollar
TWD	-	Taiwan New Dollar
USD	-	United States Dollar
VND	-	Vietnam Dong
ZAR	-	South Africa Rand

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

SEAFARER OVERSEAS VALUE FUND
PORTFOLIO OF INVESTMENTS
July 31, 2017 (Unaudited)
	Currency	Shares	Value
COMMON STOCKS (88.7%)
Brazil (2.6%)
Qualicorp SA	BRL	31,000	$325,772

Total Brazil			325,772

China / Hong Kong (42.2%)
First Pacific Co., Ltd.	HKD	726,000	543,747
China Foods, Ltd.	HKD	1,000,000	460,899
Melco International Development, Ltd.	HKD	184,000	435,806
WH Group, Ltd.	HKD	430,000	403,531
China Yangtze Power Co., Ltd.	CNY	164,990	372,943
Asia Satellite Telecommunications Holdings, Ltd.	HKD	333,000	341,066
China Resources Beer Holdings Co., Ltd.	HKD	132,000	333,600
Hang Lung Properties, Ltd.	HKD	132,000	328,868
AMVIG Holdings, Ltd.	HKD	1,130,000	328,405
Shangri-La Asia, Ltd.	HKD	200,000	325,191
Giordano International, Ltd.	HKD	572,000	318,559
Xtep International Holdings, Ltd.	HKD	704,000	262,283
Texwinca Holdings, Ltd.	HKD	422,000	256,092
Pacific Basin Shipping, Ltd.(a)	HKD	1,130,000	247,388
Pico Far East Holdings, Ltd.	HKD	538,000	221,790
Greatview Aseptic Packaging Co., Ltd.	HKD	353,000	203,372

Total China / Hong Kong			5,383,540

Czech Republic (5.6%)
Pegas Nonwovens SA	CZK	9,000	414,600
Philip Morris CR AS	CZK	430	296,642

Total Czech Republic			711,242

Mexico (3.8%)
Credito Real SAB de CV SOFOM ER	MXN	271,000	479,968

Total Mexico			479,968

Philippines (3.6%)
Del Monte Pacific, Ltd.	SGD	2,000,000	457,514

Total Philippines			457,514

Qatar (3.1%)
Qatar Gas Transport Co., Ltd.	QAR	80,000	397,501

Total Qatar			397,501

Russia (5.2%)
Global Ports Investments PLC, GDR(a)	USD	99,000	356,400

	Currency	Shares	Value
Russia (continued)
Cherkizovo Group PJSC, GDR	USD	22,000	$311,300

Total Russia			667,700

Singapore (9.7%)
Wilmar International, Ltd.	SGD	206,000	507,723
Genting Singapore Plc	SGD	524,000	450,474
SIA Engineering Co., Ltd.	SGD	102,500	275,320

Total Singapore			1,233,517

South Korea (2.2%)
Samsung SDI Co., Ltd.	KRW	1,900	286,091

Total South Korea			286,091

Taiwan (2.3%)
Pou Chen Corp.	TWD	221,000	298,614

Total Taiwan			298,614

United Arab Emirates (2.6%)
National Central Cooling Co. PJSC	AED	585,000	329,685

Total United Arab Emirates			329,685

Vietnam (5.8%)
Petrovietnam Fertilizer & Chemicals JSC	VND	367,000	373,032
PetroVietnam Technical Services Corp.	VND	504,000	361,481

Total Vietnam			734,513

TOTAL COMMON STOCKS (Cost $10,028,005)			11,305,657

TOTAL INVESTMENTS (Cost $10,028,005) (88.7%)			$11,305,657

Cash and Other Assets, Less Liabilities (11.3%)			1,442,497
NET ASSETS (100.0%)			$12,748,154

(a)	Non-income producing security.

Currency Abbreviations
AED	-	United Arab Emirates Dirham
BRL	-	Brazil Real
CNY	-	China Yuan
CZK	-	Czech Koruna

HKD	-	Hong Kong Dollar
KRW	-	South Korea Won
MXN	-	Mexico Peso
QAR	-	Qatar Rial
SGD	-	Singapore Dollar
TWD	-	Taiwan New Dollar
USD	-	United States Dollar
VND	-	Vietnam Dong

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Seafarer Funds	Notes to Quarterly Portfolio of Investments

July 31, 2017 (Unaudited)

1. Organization

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes the Seafarer Overseas Growth and Income Fund and the Seafarer Overseas Value Fund (individually a “Fund” and collectively, the “Funds”), each of which is a separate series of the Trust. The Seafarer Overseas Growth and Income Fund seeks to provide long-term capital appreciation along with some current income; it also seeks to mitigate adverse volatility in returns as a secondary objective. The Seafarer Overseas Value Fund seeks to provide long-term capital appreciation. The Funds each offer Investor Class and Institutional Class shares.

2. Significant Accounting Policies

The accompanying Portfolio of Investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).  The preparation of the Portfolio of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts as of the date of the Portfolio of Investments.  Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their Portfolio of Investments.

Investment Valuation

Each Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and exchange traded funds, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

Equity securities that are primarily traded on foreign securities exchanges are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange but before the close of the NYSE, such that the securities’ value would likely change. In such an event, the fair values of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Board”). Each Fund uses a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE. The Funds’ valuation procedures set forth certain triggers that inform each Fund when to use the fair valuation model.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker–dealers that make a market in the security. Corporate bonds and convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Publicly traded foreign government debt securities and foreign corporate bonds are typically traded internationally in the over-the-counter market and are valued at the mean between the bid and asked prices as of the close of business of that market.

Seafarer Funds	Notes to Quarterly Portfolio of Investments

July 31, 2017 (Unaudited)

Forward currency exchange contracts have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service.

When such prices or quotations are not available, or when the Trust’s Valuation Committee believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Certain foreign countries impose a tax on capital gains which is accrued by each Fund based on unrealized appreciation, if any, on affected securities.  The tax is paid when the gain is realized.

Fair Value Measurements

Each Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.  Such inputs are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability, which are developed based on the information available and the reporting entity’s best efforts to interpret such information.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 –
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –
Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value each Fund as of July 31, 2017:

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Seafarer Overseas Growth and Income Fund
Common Stocks	$2,206,637,980	$–	$–	$2,206,637,980
Preferred Stocks	197,765,029	–	–	197,765,029
Corporate Bond - Foreign Currency	–	33,849,515	–	33,849,515
Corporate Bond - USD	–	19,600,000	–	19,600,000
Government Bond, Medium/Long-term - Foreign Currency	–	59,838,278	–	59,838,278
Government Bond, Short-term – USD/Foreign Currency	–	80,086,015	–	80,086,015
Total	$2,404,403,009	$193,373,808	$–	$2,597,776,817

Seafarer Funds	Notes to Quarterly Portfolio of Investments

July 31, 2017 (Unaudited)

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Seafarer Overseas Value Fund
Common Stocks	$11,305,657	$–	$–	$11,305,657
Total	$11,305,657	$–	$–	$11,305,657

(a)	For detailed descriptions of securities by country, see the accompanying Portfolio of Investments.

The Funds recognize transfers between levels as of the end of the period. For the three months ended July 31, 2017, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Each Fund utilizes a fair value evaluation service with respect to international securities with an earlier market closing than the Fund’s net asset value computation cutoff. When events trigger the use of the fair value evaluation service on a reporting period date, it results in certain securities transferring from a Level 1 to a Level 2 classification. For the three months ended July 31, 2017, the Funds did not have any transfers between Level 1 and Level 2 securities.

Investment Transactions and Investment Income

Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its average daily net assets.

Seafarer Funds	Notes to Quarterly Portfolio of Investments

July 31, 2017 (Unaudited)

Foreign Securities

Each Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Currency Spot Contracts

Each Fund may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Unrealized Appreciation and Depreciation on Investments

As of July 31, 2017, the aggregate cost of investments, gross unrealized appreciation/ (depreciation) and net unrealized appreciation for Federal tax purposes were as follows:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Seafarer Overseas Growth and Income Fund	$2,299,510,479	$348,927,649	$(50,661,311)	$298,266,338
Seafarer Overseas Value Fund	10,104,411	1,659,603	(458,357)	1,201,246

VULCAN VALUE PARTNERS SMALL CAP FUND
STATEMENT OF INVESTMENTS
July 31, 2017 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (77.39%)
Consumer, Cyclical (17.36%)
Distribution/Wholesale (3.03%)
WESCO International, Inc.(a)	705,165	$36,139,706

Home Furnishings (5.43%)
Howden Joinery Group PLC	3,319,293	18,608,397
Select Comfort Corp.(a)	1,364,646	46,138,681
		64,747,078

Housewares (1.32%)
Tupperware Brands Corp.	259,547	15,757,098

Lodging (4.68%)
Choice Hotels International, Inc.	335,215	21,671,650
La Quinta Holdings Inc(a)	2,295,450	34,225,159
		55,896,809

Office Furnishings (1.52%)
Herman Miller, Inc.	538,992	18,150,556

Retail (1.38%)
Halfords Group PLC	3,747,622	16,475,455

TOTAL CONSUMER, CYCLICAL		207,166,702

Consumer, Non‐cyclical (8.48%)
Commercial Services (8.48%)
Navigant Consulting, Inc.(a)	858,544	14,535,150
Sabre Corp.	1,716,472	37,985,525
Savills PLC	1,740,360	20,987,559
Sotheby's, Class A(a)	488,461	27,642,008
		101,150,242

TOTAL CONSUMER, NON‐CYCLICAL		101,150,242

Energy (0.98%)
Oil & Gas Services (0.98%)
Thermon Group Holdings, Inc.(a)	653,095	11,670,808

TOTAL ENERGY		11,670,808

Financial (26.53%)
Diversified Finan Serv (2.40%)
Credit Acceptance Corp.(a)	114,958	28,636,038

Diversified Financial Services (3.62%)
Ashmore Group PLC	3,352,854	15,925,526
Virtus Investment Partners, Inc.	231,397	27,258,566
		43,184,092

Insurance (14.11%)
Aspen Insurance Holdings, Ltd.	960,485	46,871,668
Axis Capital Holdings, Ltd.	748,047	48,308,875
Everest Re Group, Ltd.	136,405	35,791,308

	Shares	Value (Note 2)
Financial (continued)
Insurance (continued)
Navigators Group, Inc.	655,526	$37,364,982
		168,336,833

Real Estate (5.62%)
Jones Lang LaSalle, Inc.	527,129	67,061,352

REITS (0.78%)
Outfront Media, Inc.	410,113	9,379,284

TOTAL FINANCIAL		316,597,599

Industrial (19.46%)
Electronics (6.27%)
Ituran Location and Control, Ltd.	1,641,736	50,072,948
Woodward, Inc.	353,824	24,746,451
		74,819,399

Industrial Services (1.94%)
MSC Industrial Direct Co., Inc., Class A	325,516	23,179,994

Machinery‐Diversified (4.38%)
Concentric AB	1,465,756	22,965,411
Lindsay Corp.	319,458	29,284,715
		52,250,126

Miscellaneous Manufacturing (4.87%)
Actuant Corp., Class A	901,504	21,816,397
Carlisle Cos., Inc.	186,377	18,188,531
Crane Co.	239,430	18,076,965
		58,081,893

Transportation (2.00%)
Forward Air Corp.	460,610	23,873,416

TOTAL INDUSTRIAL		232,204,828

Technology (4.58%)
Software (4.58%)
ACI Worldwide, Inc.(a)	2,359,079	54,659,860

TOTAL TECHNOLOGY		54,659,860

TOTAL COMMON STOCKS (Cost $718,493,275)		923,450,039

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (23.89%)
Money Market Fund (23.89%)
Dreyfus Treasury Prime Cash Management Fund, Institutional Shares	0.886%	285,040,467	$285,040,467

TOTAL SHORT TERM INVESTMENTS (Cost $285,040,467)			285,040,467

TOTAL INVESTMENTS (101.28%) (Cost $1,003,533,742)			$1,208,490,506

Liabilities In Excess Of Other Assets (‐1.28%)			(15,220,602)

NET ASSETS (100.00%)			$1,193,269,904
(a)	Non-Income Producing Security.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Statements of Investments.

VULCAN VALUE PARTNERS FUND
STATEMENT OF INVESTMENTS
July 31, 2017 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (94.06%)
Communications (5.69%)
Internet (3.77%)
Alphabet, Inc., Class C(a)	54,616	$50,820,188

Media (1.92%)
Discovery Communications, Inc., Class C(a)	533,651	12,343,348
Time Warner, Inc.	132,594	13,580,277
		25,923,625

TOTAL COMMUNICATIONS		76,743,813

Consumer, Cyclical (11.94%)
Auto Parts & Equipment (2.98%)
GKN PLC	9,458,737	40,122,756

Lodging (4.09%)
Hilton Worldwide Holdings, Inc.	527,398	32,978,197
Intercontinental Hotels Group PLC, ADR	390,817	22,182,773
		55,160,970

Retail (4.87%)
CVS Health Corp.	820,812	65,607,503

TOTAL CONSUMER, CYCLICAL		160,891,229

Consumer, Non‐cyclical (20.32%)
Commercial Services (5.38%)
Moody's Corp.	203,025	26,724,181
S&P Global, Inc.	158,436	24,334,185
Sabre Corp.	971,748	21,504,783
		72,563,149

Healthcare‐Services (2.75%)
Aetna, Inc.	129,100	19,921,421
Anthem, Inc.	91,811	17,096,126
		37,017,547

Pharmaceuticals (12.19%)
AmerisourceBergen Corp.	637,209	59,782,949
Cardinal Health, Inc.	540,273	41,741,492
McKesson Corp.	388,384	62,867,718
		164,392,159

TOTAL CONSUMER, NON‐CYCLICAL		273,972,855

Energy (4.71%)
Oil & Gas Services (4.71%)
National Oilwell Varco, Inc.	1,939,968	63,456,353

TOTAL ENERGY		63,456,353

Financial (29.35%)
Banks (7.85%)
Bank of New York Mellon Corp.	605,004	32,083,362

	Shares	Value (Note 2)
Financial (continued)
Banks (continued)
Northern Trust Corp.	290,410	$25,413,779
State Street Corp.	518,136	48,305,820
		105,802,961

Diversified Financial Services (8.68%)
Mastercard, Inc., Class A	462,107	59,057,274
Visa, Inc., Class A	582,630	58,006,643
		117,063,917

Insurance (10.08%)
Axis Capital Holdings, Ltd.	607,162	39,210,522
Everest Re Group, Ltd.	145,154	38,086,958
Swiss Re AG	607,249	58,561,424
		135,858,904

Real Estate (2.74%)
CBRE Group, Inc., Class A(a)	971,590	36,910,704

TOTAL FINANCIAL		395,636,486

Industrial (5.61%)
Aerospace & Defense (4.17%)
Boeing Co.	165,251	40,066,758
United Technologies Corp.	135,319	16,044,774
		56,111,532

Miscellaneous Manufacturing (1.44%)
Parker‐Hannifin Corp.	117,145	19,443,727

TOTAL INDUSTRIAL		75,555,259

Technology (16.44%)
Semiconductors (7.10%)
Qorvo, Inc.(a)	817,721	56,062,952
Skyworks Solutions, Inc.	377,723	39,611,811
		95,674,763

Software (9.34%)
Oracle Corp.	2,521,847	125,915,821

TOTAL TECHNOLOGY		221,590,584

TOTAL COMMON STOCKS (Cost $1,009,078,250)		1,267,846,579

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (6.25%)
Money Market Fund (6.25%)

TOTAL SHORT TERM INVESTMENTS (Cost $84,323,319)	0.886%	84,323,319	84,323,319

TOTAL INVESTMENTS (100.31%) (Cost $1,093,401,569)			$1,352,169,898

Liabilities In Excess Of Other Assets (‐0.31%)			(4,201,876)

NET ASSETS (100.00%)			$1,347,968,022

(a)	Non-Income Producing Security.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Statements of Investments.

Notes to Quarterly Statements of Investments

July 31, 2017 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”) is organized as a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”).  The Trust consists of multiple separate portfolios or series. This quarterly report describes the Vulcan Value Partners Fund and Vulcan Value Partners Small Cap Fund (each a “Fund” and collectively, the “Funds”). The Funds seek to achieve long-term capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying Statements of Investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including policies specific to investment companies.  The preparation of the Statements of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts at the date of the Statement of Investments. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their Statements of Investments.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the quote supplied by an independent third‐party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a quote, or if the quote supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker–dealers that make a market in the security.

Equity securities that are primarily traded on foreign securities exchanges are valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair values of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board.

Notes to Quarterly Statements of Investments

July 31, 2017 (Unaudited)

When such prices or quotations are not available, or when Vulcan Value Partners, LLC (the “Adviser”) believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 –
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –
Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each input used to value each Fund’s investments as of July 31, 2017.

Vulcan Value Partners Fund:
Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks(a)	$1,267,846,579	$–	$–	$1,267,846,579
Short Term Investments	84,323,319	–	–	84,323,319
TOTAL	$1,352,169,898	$–	$–	$1,352,169,898

Vulcan Value Partners Small Cap Fund:
Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks(a)	$923,450,039	$–	$–	$923,450,039
Short Term Investments	285,040,467	–	–	285,040,467
TOTAL	$1,208,490,506	$–	$–	$1,208,490,506

(a)	For detailed descriptions, see the accompanying Statements of Investments.

Notes to Quarterly Statements of Investments

July 31, 2017 (Unaudited)

The Funds recognize transfers between levels as of the end of period. For the three months ended July 31, 2017, the Funds did not have any transfers between Level 1 and Level 2. For the three months ended July 31, 2017, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Funds use for federal income tax purposes. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Unrealized Appreciation and Depreciation on Investments: As of July 31, 2017, the aggregate cost of investments, gross unrealized appreciation/ (depreciation) and net unrealized appreciation for federal tax purposes was as follows:

	Vulcan Value Partners Fund	Vulcan Value Partners Small Cap Fund
Gross appreciation
(excess of value over tax cost)	$279,057,325	$210,642,163
Gross depreciation
(excess of tax cost over value)	(28,252,432)	(6,311,006)
Net unrealized appreciation	$250,804,893	$204,331,157
Cost of investments for income tax purposes	$1,101,365,005	$1,004,159,349

Item 2. Controls and Procedures.

(a)
The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this Report.

(b)
There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FINANCIAL INVESTORS TRUST

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (Principal Executive Officer)

Date:	September 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (Principal Executive Officer)

Date:	September 29, 2017

By:	/s/ Kimberly R. Storms
Kimberly R. Storms
Treasurer (Principal Financial Officer)

Date:	September 29, 2017